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LORD ABBETT

STATEMENT OF ADDITIONAL INFORMATION                                MARCH 1, 2005

                          LORD ABBETT SECURITIES TRUST
                           LORD ABBETT ALL VALUE FUND
                             LORD ABBETT ALPHA FUND
                   LORD ABBETT INTERNATIONAL CORE EQUITY FUND
                  LORD ABBETT INTERNATIONAL OPPORTUNITIES FUND
                        LORD ABBETT LARGE-CAP VALUE FUND
                          (CLASS A, B, C, AND P SHARES)


This Statement of Additional Information ("SAI") is not a Prospectus. A Prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC ("Lord Abbett Distributor") at 90 Hudson Street, Jersey City, NJ 07302-3973. This SAI relates to, and should be read in conjunction with, the Prospectus for the Lord Abbett Securities Trust - Lord Abbett All Value Fund (the "All Value Fund"), Alpha Series ("Alpha Fund"), Lord Abbett International Core Equity Fund ("International Core Equity Fund"), International Opportunities Fund (formerly known as International Series) ("International Opportunities Fund"), and Lord Abbett Large-Cap Value Fund ("Large-Cap Value Fund") (each individually a "Fund" or, collectively, the "Funds"), dated March 1, 2005.

Shareholder account inquiries should be made by directly contacting the Funds or by calling 800-821-5129. The Annual Report to Shareholders contains additional performance information and is available without charge, upon request by calling 800-874-3733. In addition, you can make inquiries through your dealer.



      TABLE OF CONTENTS                                                       PAGE
      1.      Fund History                                                     2
      2.      Investment Policies                                              2
      3.      Management of the Funds                                         13
      4.      Control Persons and Principal Holders of Securities             26
      5.      Investment Advisory and Other Services                          28
      6.      Brokerage Allocations and Other Practices                       30
      7.      Classes of Shares                                               31
      8.      Purchases, Redemptions, Pricing, and Payments to Dealers        37
      9.      Taxation of the Funds                                           40
      10.     Underwriter                                                     43
      11.     Performance                                                     43
      12.     Financial Statements                                            46
      Appendix A.      Fund Portfolio Information Recipients                  47
      Appendix B.      Proxy Voting Policies and Procedures                   53
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                                       1.
                                  FUND HISTORY

Lord Abbett Securities Trust (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust was organized as a Delaware business trust on February 26, 1993, with an unlimited amount of shares of beneficial interest authorized. The Trust has seven funds or series, but only five are described in this SAI. Each of the five Funds have five classes of shares: Class A, Class B, Class C, Class P and Class Y). Class Y is described in a separate SAI. Class P shares of the All Value Fund and the Alpha Fund are neither offered to the general public nor available in all states.

                                       2.
                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS. Each Fund's investment objective in the
Prospectus cannot be changed without approval of a majority of each Fund's outstanding shares. Each Fund is also subject to the following fundamental investment restrictions that cannot be changed without approval of a majority of each Fund's outstanding shares.

Each Fund may not:

     (1) borrow money, except that (i) it may borrow from banks (as defined in the Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) it may borrow up to an additional 5% of its total assets for temporary purposes, (iii) it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) it may purchase securities on margin to the extent permitted by applicable law;

     (2) pledge its assets (other than to secure borrowings, or to the extent permitted by each Fund's investment policies as permitted by applicable law);

     (3) engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (4) make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

     (5) buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein), or commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity
          Exchange Act as, for example, with futures contracts);

     (6) with respect to 75% of its gross assets, buy securities of one issuer representing more than (i) 5% of its gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) 10% of the voting securities of such issuer;

     (7) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or

     (8) issue senior securities to the extent such issuance would violate applicable law.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first restriction with which the Funds must comply on a continuous basis.

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NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. In addition to the investment objective of each Fund, and the investment restrictions above that cannot be changed without shareholder approval, each Fund is also subject to the following non-fundamental investment restrictions that may be changed by the Board of Trustees (the "Board") without shareholder approval.

Each Fund may not:

     (1) make short sales of securities or maintain a short position except to the extent permitted by applicable law;

     (2) invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933 ("Rule
          144A"), determined by Lord Abbett to be liquid, subject to the oversight of the Board;

     (3) invest in securities issued by other investment companies except to the extent permitted by applicable law (the All Value Fund and the International Opportunities Fund may not, however, rely on Sections
          12(d)(1)(F) and 12(d)(1)(G) of the Act);

     (4) invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of a Fund's total assets (included within such limitation, but not to exceed 2% of its total assets, are warrants which are not listed on the New York Stock Exchange ("NYSE") or American Stock Exchange or a major foreign exchange);

     (5) invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or other development programs, except that it may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities;

     (6) write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in its Prospectus and SAI, as they may be amended from time to time; or

     (7) buy from or sell to any of the Trust's officers, trustees, employees, or its investment adviser or any of the adviser's officers, partners or employees, any securities other than shares of the Trust.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security.

PORTFOLIO TURNOVER RATE. For the fiscal years ended October 31, 2004 and 2003, the portfolio turnover rate was 2.59% and 2.47%, respectively for the Alpha
Fund; 21.92% and 36.39%, respectively for the All Value Fund; and 75.56% and
72.36%, respectively for the International Opportunities Fund. For the year ended October 31, 2004 and the period June 23, 2003 (commencement of investment operations) through October 31, 2003, Large-Cap Value Fund had a portfolio turnover rate of 30.53% and 8.87%, respectively. For the period December 15, 2003 (commencement of investment operations) to October 31, 2004, the portfolio turnover rate was 142.16% for International Core Equity Fund. During the last fiscal year, the International Core Equity Fund's portfolio turnover rate was higher than its normally expected rate of 60 to 100% due to its sale of certain securities believed to have exceeded their estimated long-term economic value; the Fund also took advantage of volatility in the markets in which it principally invests in an attempt to increase performance.

ADDITIONAL INFORMATION ON PORTFOLIO RISKS, INVESTMENTS AND TECHNIQUES. This section provides further information on certain types of investments and investment techniques that may be used by each Fund, including their associated risks. In the case of the Alpha Fund, references to each Fund refers to the underlying funds.

BORROWING MONEY. Each Fund may borrow money for certain purposes as described above under "Fundamental Investment Restrictions." If a Fund borrows money and experiences a decline in its net asset value, the borrowing will increase its losses.

BRADY BONDS. International Core Equity Fund and International Opportunities Fund may invest in so-called "Brady Bonds," which are securities created through the exchange of existing commercial bank loans to public and private entities for new bonds in connection with debt restructuring under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady
Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are currently actively traded in the over the counter secondary market for debt instruments. Brady Bonds do not have a long payment history and are subject to, among other things, the risk of default. In light of the history of commercial bank loan defaults by Latin
American public and private entities, investment in Brady Bonds may be viewed as speculative.

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Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in the amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk").

CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities.
Convertible securities are preferred stocks or debt obligations that are convertible into common stock. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. Convertible securities have both equity and fixed income risk characteristics. Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. The market value of convertible securities tends to decline as interest rates increase. If, however, the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. In such a case, a convertible security may lose much or all of its value if the value of the underlying common stock then falls below the conversion price of the security. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly based on its fixed income characteristics, and thus, may not necessarily decline in price as much as the underlying common stock.

DEBT SECURITIES. Each Fund may invest in debt securities, such as bonds, debentures, government obligations, commercial paper and pass-through instruments. The value of debt securities may fluctuate based on changes in interest rates and the issuer's financial condition. When interest rates rise or the issuer's financial condition worsens or is perceived by the market to be at greater risk, the value of debt securities tends to decline.

DEPOSITARY RECEIPTS. Each Fund may invest in American Depositary Receipts
("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information, and other risks.
Although All Value Fund and Large-Cap Value Fund may not invest more than 10% of their net assets in foreign securities, ADRs are not subject to this limitation.
For purposes of International Core Equity Fund's and International Opportunities
Fund's investment policies, ADRs are treated as foreign securities.

EMERGING COUNTRIES. International Core Equity Fund and International
Opportunities Fund may invest up to 20% of their net assets in emerging country securities. International Core Equity Fund considers emerging markets to be those included in the MSCI Emerging Market Free Index, while the International
Opportunities Fund considers emerging markets to be those markets not included in the developed markets of the S&P/Citigroup US$500 Million - US$2.5 Billion
World ex-U.S. Index. The securities markets of emerging countries tend to be less liquid, especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and not to be subject to as extensive and frequent accounting, financial and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions.

FOREIGN CURRENCY OPTIONS. International Core Equity Fund and International
Opportunities Fund may take positions in options on foreign currencies to hedge against the risk that foreign exchange rate fluctuations will affect the value of foreign securities each Fund holds in its portfolio or intends to purchase.
For example, if a Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S.
dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such

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a decline by purchasing a put option on the currency involved. A Fund's ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time.
In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

Transaction costs may be higher because the quantities of currencies underlying option contracts that the Funds may enter represent odd lots in a market dominated by transactions between banks.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

Each Fund may effectively terminate its rights or obligations under options by entering into closing transactions. Closing transactions permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar. Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions. As a result, changes in the value of an option position may have no relationship to the investment merit of the foreign currency. Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

Options normally have expiration dates of up to nine months. The exercise price may be below, equal to or above the current market value of the underlying currency. Options that expire unexercised have no value, and the Funds will realize a loss of any premium paid and any transaction costs. Although the Funds intend to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Funds, there can be no assurance that the Funds will be able to liquidate an option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, the Funds may be unable to liquidate a foreign currency option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Funds would have to exercise those options that they had purchased in order to realize any profit.

FOREIGN CURRENCY TRANSACTIONS. In accordance with each Fund's investment objective and policies, each Fund may engage in spot transactions and may use forward contracts to protect against uncertainty in the level of future exchange rates.

Each Fund may enter into forward contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S.
dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

Each Fund also may use forward contracts in connection with existing portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that Lord Abbett believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. For example, when Lord Abbett believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

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Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements may not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity date of a forward contract that requires a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

FOREIGN SECURITIES. International Core Equity Fund and International
Opportunities Fund may invest all of their net assets in foreign securities of companies principally based outside the United States. All Value Fund and Large-Cap Value Fund may invest up to 10% of their net assets in foreign securities that are primarily traded outside the United States. The underlying funds in which the Alpha Fund invests also may invest all or a portion of their assets in foreign securities. Foreign securities may involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers, including the following:

     - Foreign securities may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to foreign securities and changes in exchange control regulations (i.e., currency blockage). A decline in the exchange rate of the foreign currency in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security in U.S.
          dollars.
     - Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S.
     - Clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures may be unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.
     - Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a comparable U.S.
          issuer.
     - There is generally less government regulation of foreign markets, companies and securities dealers than in the U.S.
     - Foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.
     -    Foreign securities may trade on days when a Fund does not sell shares.
          As a result, the value of a Fund's portfolio securities may change on days an investor may not be able to purchase or redeem Fund shares.
     - With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of a Fund, and political or social instability or diplomatic developments that could affect investments in those countries. In addition, a Fund may invest in less developed countries, sometimes referred to as emerging markets. The risks of investing in foreign markets are generally more severe in emerging markets.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Although each Fund has no current intention of doing so, each Fund may engage in futures and options on futures transactions in accordance with its investment objectives and policies.

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Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits. At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash or eligible securities called "initial margin." Subsequent payments, called
"variation margin," are made on a daily basis as the market price of the futures contract or option fluctuates.

Each Fund may purchase and sell futures contracts and purchase and write call and put options on futures contracts for bona fide hedging purposes, including to hedge against changes in interest rates, securities prices, or to the extent a Fund invests in foreign securities, currency exchange rates, or in order to pursue risk management strategies, including gaining efficient exposure to markets and minimizing transaction costs. Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. A
Fund may not purchase or sell futures contracts, options on futures contracts or options on currencies traded on a CFTC-regulated exchange for non-bona fide hedging purposes if the aggregate initial margin and premiums required to establish such positions would exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on any such contracts it has entered into.

Futures contracts and options on futures contracts present substantial risks, including the following:

     - While a Fund may benefit from the use of futures and related options, unanticipated market events may result in poorer overall performance than if a Fund had not entered into any futures or related options transactions.
     - Because perfect correlation between a futures position and a portfolio position that a Fund intends to hedge is impossible to achieve, a hedge may not work as intended, and a Fund may thus be exposed to additional risk of loss.
     - The loss that a Fund may incur in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.
     - Futures markets are highly volatile, and the use of futures may increase the volatility of a Fund's net asset value.
     - As a result of the low margin deposits normally required in futures and options on futures trading, a relatively small price movement in a contract may result in substantial losses to a Fund.
     - Futures contracts and related options may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.
     - The counterparty to an OTC contract may fail to perform its obligations under the contract.

STOCK INDEX FUTURES. Although each Fund has no current intention of doing so, each Fund and the underlying funds in which Alpha Fund invests, may seek to reduce the volatility in its portfolio through the use of stock index futures contracts. A stock index futures contract is an agreement pursuant to which two parties agree, one to receive and the other to pay, on a specified date an amount of cash equal to a specified dollar amount -- established by an exchange or board of trade -- times the difference between the value of the index at the close of the last trading day of the contract and the price at which the futures contract is originally written. The purchaser pays no consideration at the time the contract is entered into; the purchaser only pays a good faith deposit.

The market value of a stock index futures contract is based primarily on the value of the underlying index. Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract. If a stock index is established that is made up of securities whose market characteristics closely parallel the market characteristics of the securities in a Fund's portfolio, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of the portfolios. Thus, if a Fund sells futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e., the size of the futures position). Conversely, when a Fund has cash available (for example, through substantial sales of shares) and wishes to invest the cash in anticipation of a rising market, the Fund could rapidly hedge against the expected market increase by buying futures contracts to offset the cash position and thus cushion the adverse effect of attempting to buy individual securities in a rising market.
Stock index futures contracts are subject to the same risks as other futures contracts discussed above under "Futures Contracts and Options on Futures
Contracts." To date, each Fund has not entered into any stock index futures contracts and has no present intention to do so.

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ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

     -    Domestic and foreign securities that are not readily marketable.
     - Repurchase agreements and time deposits with a notice or demand period of more than seven days.
     - Certain restricted securities, unless Lord Abbett determines, subject to the oversight of the Board, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A ("144A
          Securities") and is liquid.

144A Securities may be resold to a qualified institutional buyer without registration and without regard to whether the seller originally purchased the security for investment. Investing in 144A Securities may decrease the liquidity of each Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

INVESTMENT COMPANIES. Each Fund (other than Alpha Fund, a "fund of funds" that invests substantially all of its assets in certain other Lord Abbett-sponsored funds) may invest in securities of other investment companies subject to limitations prescribed by the Act, except All Value Fund and International
Opportunities Fund cannot rely on Sections 12(d)(1)(F) and (G). These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which it invests. Such investment companies will generally be money market funds or have investment objectives, policies and restrictions substantially similar to those of the investing Fund and will be subject to substantially the same risks.

Each Fund may, consistent with its investment policies, invest in investment companies established to accumulate and hold a portfolio of securities that is intended to track the price performance and dividend yield of a well-known securities index. A Fund may use such investment company securities for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of such securities may not perfectly parallel the price movement of the underlying index. An example of this type of security is the Standard & Poor's Depositary Receipt, commonly known as a "SPDR."

International Core Equity Fund and International Opportunities Fund may invest in foreign countries through investment companies. Some emerging countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investment in the securities of such countries is permitted through investment funds that have been specifically authorized. In addition to the additional fees associated with such indirect investments, these investments are subject to the risks of investing in foreign securities.

REITs. Each Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). By investing in a REIT, a Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.

Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

LISTED OPTIONS ON SECURITIES. Each Fund may purchase and write national and international securities exchange-listed put and call options on securities or securities indices in accordance with its investment objectives and policies. A
"call option" is a contract sold for a price giving its holder the right to buy a specific amount of securities at a specific price prior to a specified date. A
"covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. Each Fund may write covered call options that are traded on a national or international securities exchange with respect to securities in its portfolio in an attempt to increase

                                        8

income and to provide greater flexibility in the disposition of portfolio securities. During the period of the option, a Fund forgoes the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds its net premium). Each Fund may also enter into "closing purchase transactions" in order to terminate their obligation to deliver the underlying security. This may result in a short-term gain or loss. A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written. If a Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation.

A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. Writing listed put options may be a useful portfolio investment strategy when the Fund has cash or other reserves available for investment as a result of sales of Fund shares or when the investment manager believes a more defensive and less fully invested position is desirable in light of market conditions. Each Fund will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options, except that the International Opportunities Fund may not exceed 5% of its total assets. Each Fund may write covered put options to the extent that cover for such options does not exceed 15% of its net assets, except the International Opportunities Fund may not exceed 25% of its net assets. Each Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of the Fund's net assets at the time an option is written.

The purchase and writing of options is a highly specialized activity that involves special investment risks. Each Fund may use options for hedging or cross hedging purposes or to seek to increase total return (which is considered a speculative activity). If Lord Abbett is incorrect in its expectation of changes in market prices or determination of the correlation between the securities on which options are based and a Fund's portfolio securities, the Fund may incur losses. The use of options can also increase a Fund's transaction costs.

LOWER-RATED DEBT SECURITIES. Each Fund may invest up to 20% of its assets in lower-rated debt securities (also referred to as "junk bonds") that are rated BB/Ba or lower and may pay a higher yield, but entail greater risks, than investment grade debt securities. When compared to investment grade debt securities, lower-rated debt securities:

     - have a higher risk of default and their prices can be much more volatile due to lower liquidity;
     -    tend to be less sensitive to interest rate changes; and
     - pose a greater risk that exercise of any of their redemption or call provisions in a declining market may result in their replacement by lower-yielding bonds.

In addition, while the market for lower-rated, corporate debt securities has been in existence for many years, the market in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly-leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of this market, especially during periods of economic recession.

Since the risk of default is higher among lower-rated debt securities, Lord Abbett's research and analysis is an important ingredient in the selection of such securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, a Fund seeks to reduce this risk. There can be no assurance, however, that this risk will in fact be reduced and that losses will not occur. Each Fund does not have any minimum rating criteria applicable to the fixed-income securities in which it invests.

MORTGAGE-RELATED SECURITIES. The mortgage- and asset-backed securities in which each Fund may invest may be particularly sensitive to changes in prevailing interest rates. Like other debt securities, when interest rates rise, the value of mortgage- and other asset-backed securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. Early repayment of principal on some mortgage-related securities may deprive a Fund of income payments above current market rates. The rate of prepayments on underlying mortgages also will affect the price and volatility of a mortgage-related security. The value of some mortgage-related and other asset-backed securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

OVER-THE-COUNTER OPTIONS. International Core Equity Fund and International Opportunities Fund may enter over-the-counter options contracts ("OTC options"). OTC options differ from exchange-traded options in several respects. OTC options are transacted directly with dealers and not with a clearing corporation and there is a risk of nonperformance by the dealer as a result of the insolvency of the dealer or otherwise, in which event, a Fund may experience material losses. However, in writing OTC options, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options. Since there is no exchange, pricing normally is done by reference to information from market makers, which information is carefully monitored by Lord Abbett and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any given time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, generally it can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option also might find it difficult to terminate its position on a timely basis in the absence of a secondary market.

Each Fund and Lord Abbett believe that such dealers present minimal credit risks to the Fund and, therefore, should be able to enter into closing transactions if necessary. Each Fund currently will not engage in OTC options transactions if the amount invested by a Fund in OTC options plus a "liquidity charge" related to OTC options written by the Fund, plus the amount invested by the Fund in illiquid securities, would exceed 10% of the Fund's net assets. The "liquidity charge" referred to above is computed as described below.

Each Fund anticipates entering into agreements with dealers to which the Fund sells OTC options. Under these agreements a Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase Price"). The "liquidity charge" referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security. If there is no such agreement requiring a dealer to allow a Fund to repurchase a specific OTC option written by the Fund, the "liquidity charge" will be the current market value of the assets serving as "cover" for such OTC option.

PREFERRED STOCK, WARRANTS AND RIGHTS. Each Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stockholders but after bond holders and other creditors. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer's common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative and may result in a total loss of the money invested.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction by which the purchaser acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed-upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. Each Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises ("U.S. Government Securities") having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). Such agreements permit a Fund to keep all of their assets at work while retaining flexibility in pursuit of investments of a longer term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of them. Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties. Each Fund intends to limit repurchase agreements to transactions with dealers and financial institutions believed by Lord Abbett, as the investment manager, to present minimal credit risks. Lord Abbett will monitor the creditworthiness of the repurchase agreement sellers on an ongoing basis.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). This risk is greatly reduced because the Fund receives cash equal to 100% of the price of the security sold. Engaging in reverse repurchase agreements may also involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Each Fund will attempt to minimize this risk by managing its duration. Each Fund's reverse repurchase agreements will not exceed 20% of the Fund's net assets.

SECURITIES LENDING. Each Fund may lend portfolio securities to registered broker-dealers. These loans may not exceed 30% of a Fund's total assets. Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government Securities or other permissible means at least equal to 102% of the market value of the domestic securities loaned and 105% in the case of foreign securities loaned. A Fund may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Fund and is acting as a "placing broker." No fee will be paid to affiliated persons of a Fund.

By lending portfolio securities, each of the Funds can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities or other forms of non-cash collateral are received. Lending portfolio securities could result in a loss or delay in recovering a Fund's securities if the borrower defaults.

SHORT SALES. Each Fund may make short sales of securities or maintain a short position, if at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short. Each Fund does not intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales.

STRUCTURED SECURITIES. International Core Equity Fund and International Opportunities Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific securities, currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so the appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. Structured securities may present additional risks that are different from those associated with a direct investment in fixed-income or equity securities; they may be more volatile, less liquid and more difficult to price accurately and subject to additional credit risks.

SWAPS. International Core Equity Fund and International Opportunities Fund may enter into swaps relating to indexes, currencies, interest rates, equity and debt interests of foreign issuers without limit. A swap transaction is an agreement between the Fund and a counterparty to act in accordance with the terms of the swap contract. Index swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or single stock. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swaps have risks associated with them including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

Each Fund will usually enter into swaps on a net basis (i.e. the two payments streams are netted out in a cash settlement on the payment date or dates specified in the agreement, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Where swaps are entered into for good faith hedging purposes, and Lord Abbett believes such obligations do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. Where swaps are entered into for other than hedging purposes, the Fund will segregate an amount of cash or liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.

TEMPORARY DEFENSIVE INVESTMENTS. As described in the Prospectuses, each Fund is authorized to temporarily invest a substantial amount, or even all, of its assets in various short-term fixed income securities to take a defensive position. These securities include:

     - U.S. Government Securities. These securities include Treasury bills, notes and bonds.
     - Commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.
     - Bank certificates of deposit and time deposits. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.
     - Bankers' acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.
     -    Repurchase agreements.
     -    Comparable foreign income securities.

WHEN-ISSUED OR FORWARD TRANSACTIONS. Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government Securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund's custodian in order to pay for the commitment. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date that could result in depreciation of the value of fixed-income when-issued securities. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

POLICIES AND PROCEDURES GOVERNING DISCLOSURE OF PORTFOLIO HOLDINGS. The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis. Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand. Except as noted in the three instances below, the Funds do not provide portfolio holdings to any third party until they are made available to the general public on Lord Abbett's website at www.LordAbbett.com or otherwise. The exceptions are as follows:

     1. The Funds may provide their portfolio holdings to (a) third parties that render services to the Funds relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent public accounting firms, counsel, etc.), as appropriate to the service being provided to the Funds, on a daily, monthly, calendar quarterly or annual basis within 15 days following the end of the period, and (b) third party consultants on a monthly or calendar quarterly basis within 15 days following period-end for the sole purpose of performing their own analyses with respect to the Funds. The Funds may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Funds;

     2. The Funds may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of up to the ten largest portfolio positions, and/or portfolio performance attribution information as of the month-end within 15 days thereafter to certain Financial Intermediaries; and

     3. The Funds may provide their portfolio holdings or related information in response to governmental requests or subpoenas or in similar circumstances.

Before providing schedules of their portfolio holdings to a third party in advance of making them available to the general public, the Funds obtain assurances through contractual obligations, certifications or other appropriate means such as due diligence sessions and other meetings to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings, and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Funds related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Funds and/or their investment strategies, or as otherwise agreed to among the parties. In addition and also in the case of other portfolio related information, written materials will contain appropriate legends requiring that the information be kept confidential and restricting the use of the information. An executive officer of each Fund approves these arrangements subject to the Board's review and oversight, and Lord Abbett provides reports at least semi-annually to the Board concerning them. The Board also reviews the Funds' policies and procedures governing these arrangements on an annual basis. These policies and procedures may be modified at any time with the approval of the Board.

Neither the Funds, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Funds related to the Funds' portfolio holdings. For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Funds. Neither the Funds, Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio related information under which the third party would maintain assets in the Funds or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons.

Lord Abbett's Compliance Department periodically reviews and evaluates Lord Abbett's adherence to the above policies and procedures, including the existence of any conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand. The Compliance Department reports to the Board at least annually regarding its assessment of compliance with these policies and procedures.

FUND PORTFOLIO INFORMATION RECIPIENTS. Attached as Appendix A is a list of the third parties that may receive portfolio holdings information under the circumstances described above.

                                       3.
                             MANAGEMENT OF THE FUNDS

The Board is responsible for the management of the business and affairs of each Fund in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. As discussed fully below, the Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

INTERESTED TRUSTEE
The following Trustee is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 50 portfolios or series.

                                 CURRENT POSITION
NAME, ADDRESS AND                LENGTH OF SERVICE     PRINCIPAL OCCUPATION
DATE OF BIRTH                    WITH TRUST            DURING PAST FIVE YEARS                OTHER DIRECTORSHIPS
-------------                    ----------            ----------------------                -------------------
ROBERT S. DOW                    Trustee since 1993;   Managing Partner and Chief            N/A
Lord, Abbett & Co. LLC           Chairman since 1996   Investment Officer of Lord Abbett
90 Hudson Street                                       since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945

INDEPENDENT TRUSTEES
The following independent or outside Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 50 portfolios or series.

                                 CURRENT POSITION
NAME, ADDRESS AND                LENGTH OF SERVICE     PRINCIPAL OCCUPATION
DATE OF BIRTH                    WITH TRUST            DURING PAST FIVE YEARS                OTHER DIRECTORSHIPS
-------------                    -----------------     ----------------------                -------------------
E. THAYER BIGELOW                Trustee since 1994    Managing General Partner, Bigelow     Currently serves as
Emmerling Communications                               Media, LLC (since 2000); Senior       director of Adelphia
41 Madison Ave., Suite 3810                            Adviser, Time Warner Inc. (1998 -     Communications, Inc.,
New York, NY                                           2000); Acting Chief Executive         Crane Co., and Huttig
Date of Birth: 10/22/1941                              Officer of Courtroom Television       Building Products, Inc.
                                                       Network  (1997 - 1998); President
                                                       and Chief Executive Officer of Time
                                                       Warner Cable Programming, Inc.
                                                       (1991 - 1997).

WILLIAM H.T. BUSH                Trustee since 1998    Co-founder and Chairman of the        Currently serves as
Bush-O'Donnell & Co., Inc.                             Board of the financial advisory       director of Wellpoint
101 South Hanley Road                                  firm of Bush-O'Donnell & Company      Health Networks, Inc.,
Suite 1250                                             (since 1986).                         since 2002 and
St. Louis, MO                                                                                Engineered Support
Date of Birth: 7/14/1938                                                                     Systems, Inc. (since
                                                                                             2000).

ROBERT B. CALHOUN, JR.           Trustee since 1998    Managing Director of Monitor          Currently serves as
Monitor Clipper Partners                               Clipper Partners (since 1997) and     director of Avondale,
Two Canal Park                                         President of Clipper Asset            Inc., and Interstate
Cambridge, MA                                          Management Corp. (since 1991), both   Bakeries Corp.
Date of Birth: 10/25/1942                              private equity investment funds.

JULIE A. HILL                    Trustee since 2004    Owner and CEO of the Hillsdale        Currently serves as
1280 Bison                                             Companies, a business consulting      director of Wellpoint
Newport Coast, CA                                      firm (since 1998); Founder,           Health Networks, Inc.;
                                                       President and Owner of the            Resources Connection
Date of Birth: 7/16/1946                               Hiram-Hill and Hillsdale              Inc.; and Holcim (US)
                                                       Development Companies (1998 to        Inc..= (a subsidiary of
                                                       2000).                                Holcim, Ltd.)

FRANKLIN W. HOBBS                Trustee since 2001    Former Chief Executive Officer of     Currently serves as
One Equity Partners                                    Houlihan Lokey Howard & Zukin, an     director of Adolph Coors
320 Park Ave. (18th Floor)                             investment bank (January 2002 to      Company.
New York, NY                                           April 2003); Chairman of Warburg
Date of Birth: 7/30/1947                               Dillon Read (1999 - 2001); Global
                                                       Head of Corporate Finance of SBC
                                                       Warburg Dillon Read (1997 - 1999);
                                                       Chief Executive Officer of Dillon,
                                                       Read & Co. (1994 - 1997).

C. ALAN MACDONALD                Trustee since 1993    Retired - General Business and        Currently serves as
P.O. Box 4393                                          Governance Consulting (since 1992);   director of H.J. Baker
Greenwich, CT                                          formerly President and CEO of         (since 2003).
Date of Birth: 5/19/1933                               Nestle Foods.

THOMAS J. NEFF                   Trustee since 1993    Chairman of Spencer Stuart (U.S.),    Currently serves as
Spencer Stuart                                         an executive search consulting firm   director of Ace, Ltd.
277 Park Avenue                                        (since 1996); President of Spencer    (since 1997) and Hewitt
New York, NY                                           Stuart (1979-1996).                   Associates, Inc.
Date of Birth: 10/2/1937

OFFICERS
None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord
Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

                                  CURRENT
   NAME AND                       POSITION WITH       LENGTH OF SERVICE      PRINCIPAL OCCUPATION
   (DATE OF BIRTH)                TRUST               OF CURRENT POSITION    DURING PAST FIVE YEARS
   ---------------                -------------       -------------------    ----------------------
   ROBERT S. DOW                  Chief Executive     Elected in 1993        Managing Partner and Chief Investment
   (3/8/1945)                     Officer and                                Officer of Lord Abbett since 1996.
                                  President

   SHOLOM DINSKY                  Executive Vice      Elected in 2003        Partner and Large Cap Value Investment
   (3/24/1944)                    President                                  Manager, joined Lord Abbett in 2000,
                                                                             formerly Managing Director of Prudential
                                                                             Asset Management, prior thereto Director
                                                                             of Equity Research and Senior Vice President
                                                                             at Mitchell Hutchins Asset Management.

   LESLEY-JANE DIXON              Executive Vice      Elected in 1999        Partner and Investment Manager, joined
   (1/1/1964)                     President                                  Lord Abbett in 1995.

   ROBERT P. FETCH                Executive Vice      Elected in 1999        Partner and Small-Cap Value Senior
   (2/18/1953)                    President                                  Investment Manager, joined Lord Abbett in
                                                                             1995.

   KENNETH G. FULLER              Executive Vice      Elected in 2003        Investment Manager - Large Cap Value,
   (4/22/1945)                    President                                  joined Lord Abbett in 2002, formerly
                                                                             Portfolio Manager and Senior Vice
                                                                             President at Pioneer Investment
                                                                             Management, Inc. from 1999 to 2002; prior
                                                                             thereto Principal, Manley, Fuller Asset
                                                                             Management.

   HOWARD E. HANSEN               Executive Vice      Elected in 2003        Partner and Investment Manager, joined
   (10/13/1961)                   President                                  Lord Abbett in 1995.

   GERARD S. E. HEFFERNAN, JR.    Executive Vice      Elected in 1999        Partner and Research Analyst, joined Lord
   (9/7/1963)                     President                                  Abbett in 1998.

   VINCENT J. MCBRIDE             Executive Vice      Elected in 2003        Senior Investment Manager, International
   (5/8/1964)                     President                                  Core Equity, joined Lord Abbett in 2003,
                                                                             formerly Managing Director and Portfolio
                                                                             Manager at Warburg Pincus Asset Management
                                                                             and Credit Suisse Asset Management.

   ROBERT G. MORRIS               Executive Vice      Elected in 1998        Partner and Director of Equity Investments,
   (11/6/1944)                    President                                  joined Lord Abbett in 1991.

   ELI M. SALZMANN                Executive Vice      Elected in 2003        Partner and Director of Institutional
   (3/24/1964)                    President                                  Equity Investments, joined Lord Abbett in
                                                                             1997.

   HAROLD SHARON                  Executive Vice      Elected in 2003        Investment Manager and Director,
   (9/23/1960)                    President                                  International Core Equity Management,
                                                                             joined Lord Abbett in 2003, formerly
                                                                             Financial Industry Consultant and Venture
                                                                             Capitalist from 2001 to 2003, prior thereto
                                                                             Managing Director of Warburg Pincus Asset
                                                                             Management and Credit Suisse Asset
                                                                             Management.

   YAREK ARANOWICZ                Vice President      Elected in 2003        Investment Manager, joined Lord Abbett in
   (5/8/1963)                                                                2003, prior thereto Vice President, Head
                                                                             of Global Emerging Markets Funds of
                                                                             Warburg Pincus Asset Management and Credit
                                                                             Suisse Asset Management.

   TRACIE E. AHERN                Vice President      Elected in 1999        Partner and Director of Portfolio
   (1/12/1968)                                                               Accounting and Operations, joined Lord
                                                                             Abbett in 1999.

   JAMES BERNAICHE                Chief               Elected in 2004        Chief Compliance Officer, joined Lord
   (/28/1956)                     Compliance                                 Abbett in 2001; formerly Chief Compliance
                                  Officer                                    Officer with Credit-Suisse Asset
                                                                             Management since 1998.

   JOAN A. BINSTOCK               Chief Financial     Elected in 1999        Partner and Chief Operations Officer,
   (3/4/1954)                     Officer and Vice                           joined Lord Abbett in 1999, prior thereto
                                  President                                  Chief Operating Officer of Morgan Grenfell.

   DAVID G. BUILDER               Vice President      Elected in 2001        Equity Analyst, joined Lord Abbett in 1998.
   (1/4/1954)

   DANIEL E. CARPER               Vice President      Elected in 1993        Partner, joined Lord Abbett in 1979.
   (1/22/1952)

   JOHN J. DICHIARO               Vice President      Elected in 2000        Partner and Senior Strategy Coordinator -
   (7/30/1957)                                                               Small Cap Growth, joined Lord Abbett in
                                                                             2000, prior thereto Vice President -
                                                                             Securities Group of Wafra Investment
                                                                             Advisory Group.

   DANIEL H. FRASCARELLI          Vice President      Elected in 2001        Partner and Investment Manager, joined
   (3/11/1954)                                                               Lord Abbett in 1990.

   PAUL A. HILSTAD                Vice President      Elected in 1996        Partner and General Counsel, joined Lord
   (12/13/1942)                   and Secretary                              Abbett in 1995.

   TODD D. JACOBSON               Vice President      Elected in 2003        Investment Manager, International Core
   (10/28/1966)                                                              Equity, joined Lord Abbett in 2003,
                                                                             formerly Director and Portfolio Manager at
                                                                             Warburg Pincus Asset Management and Credit
                                                                             Suisse Asset Management from 2002 to 2003;
                                                                             prior thereto Associate Portfolio Manager
                                                                             of Credit Suisse Asset Management.

   LAWRENCE H. KAPLAN             Vice President      Elected in 1997        Partner and Deputy General Counsel, joined
   (1/16/1957)                    and Assistant                              Lord Abbett in 1997.
                                  Secretary

   A. EDWARD OBERHAUS, III        Vice President      Elected in 1993        Partner and Manager of Equity Trading,
   (12/21/1959)                                                              joined Lord Abbett in 1983.

   F. THOMAS O'HALLORAN           Vice President      Elected in 2003        Partner and Investment Manager, joined
   (2/19/1955)                                                               Lord Abbett in 2001, formerly Executive
                                                                             Director/Senior Research Analyst at Dillon
                                                                             Read/UBS Warburg.

   TODOR PETROV                   Vice President      Elected in 2003        Investment Manager, joined Lord Abbett in
   (5/18/1974)                                                               2003, formerly Associate Portfolio Manager
                                                                             of Credit Suisse Asset Management from
                                                                             1999 to 2003; prior thereto Summer
                                                                             Associate of Warburg Pincus Funds.

   CHRISTINA T. SIMMONS           Vice President      Elected in 2000        Assistant General Counsel, joined Lord
   (11/12/1957)                   and Assistant                              Abbett in 1999, formerly Assistant General
                                  Secretary                                  Counsel of Prudential Investments from
                                                                             1998 to 1999, prior thereto Counsel of
                                                                             Drinker, Biddle & Reath LLP, a law firm.

   BERNARD J. GRZELAK             Treasurer           Elected in 2003        Director of Fund Administration, joined
   (6/12/1971)                                                               Lord Abbett in 2003, formerly Vice
                                                                             President, Lazard Asset Management from
                                                                             2000 to 2003, prior thereto Manager of
                                                                             Deloitte & Touche LLP.

COMMITTEES
The standing committees of the Board are the Audit Committee, the Proxy Committee, and the Nominating and Governance Committee.

The Audit Committee is composed wholly of Trustees who are not "interested persons" of the Funds. The members of the Audit Committee are Messrs. Bigelow, Calhoun, and Hobbs and Ms. Hill. The Audit Committee provides assistance to the Board in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Funds, and the quality and integrity of the Funds' financial reports. Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of the Funds' independent public accounting firm and considering violations of the Funds' Code of Ethics to determine what action should be taken. The Audit Committee meets quarterly and during the past fiscal year met four times.

The Proxy Committee is composed of at least two Trustees who are not "interested persons" of the Funds, and also may include one or more Trustees who are partners or employees of Lord Abbett. The current members of the Proxy Committee are three independent Trustees: Messrs., Bush, MacDonald, and Neff. The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest. During the past fiscal year, the Proxy Committee met five times.

The Nominating and Governance Committee is composed of all the Trustees who are not "interested persons" of the Funds. Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as independent Trustees and as committee members; and (ii) periodically reviewing director/trustee compensation. During the past fiscal year, the Nominating and Governance Committee met times. The Nominating and Governance Committee has adopted policies with respect to its consideration of any individual recommended by the Funds' shareholders to serve as an independent Trustee. A shareholder who would like to recommend a candidate may write to the Funds.

APPROVAL OF ADVISORY CONTRACTS
At meetings on December 9, 2004, the Board of Directors of the Funds, including all Directors who are not interested persons of the Funds (the "Board"), considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of each Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2004, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for each Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of each Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing each Fund.

The specific considerations as to each Fund are discussed below.

LARGE-CAP VALUE FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures noted that the performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month and one-year periods and since the inception of the fund (June 30, 2003). The Board also noted that the performance was below that of the Lipper Large-Cap Value Index for each of those periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees for the Fund were approximately forty basis points below the median of the peer group and that actual management and administrative services fees were approximately eight basis points below the median. The Board also noted that, since the Fund's inception, Lord Abbett had agreed to cap the Fund's Class A total expense ratio at 0.95%, the Classes B and C total expense ratios at 1.60%, the Class P total expense ratio at 1.05%, and the Class Y total expense ratio at 0.60%, with the result that the total expense ratio of Class A was approximately fifty basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately fifty-four basis points below the median, the total expense ratio of Class P was approximately two basis points above the median, and the total expense ratio of Class Y was approximately forty-two basis points below the median.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

ALL VALUE FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class C shares of the Fund was in the third quintile of its performance universe for the nine-month and one-year periods and in the second quintile for the three-, five-, and ten-year periods. The Board also noted that the Fund's performance was below that of the Lipper Multi-Cap Value Index for the nine-month and three-year periods, but above that of the Index for the one-, five-, and ten-year periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees of the Fund were less than one basis point below the median of the peer group and that the actual management fees were approximately four basis points above the median. The Board also noted that the actual total expense ratio of Class A was approximately eight basis points above the median of the peer group and that the actual total expense ratio of Class C was less than one basis point above the median. The Board noted that the contractual management fees of the Fund had been reduced, effective October 1, 2004, and were now approximately four basis points below the median of the peer group and the actual management fees would be approximately one basis point above the median of the peer group. The Board also noted that Lord Abbett had agreed to cap the total expense ratio of Class A at 0.95% and total expense ratio of Class C at 1.60% and that the total expense ratio of Class A would be approximately three basis points below the median of the peer group and the total expense ratio of Class C would be approximately two basis points below the median.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

ALPHA SERIES

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine-month, one-year, three-year, and five-year periods. The Board also noted that there was no Lipper index that would serve as an appropriate comparison for the Fund.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of a peer group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management fees were approximately eight basis points below the median of the peer group and that the actual management fees were approximately four basis points that of the median of the peer group. The Board also noted that the total expense ratio of Class A was approximately fifteen basis points below the median of the peer group and that the total expense ratios of Classes B and C were approximately the same as the median of the peer group. The Board noted that, like other funds in the peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

INTERNATIONAL OPPORTUNITIES FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month and one-year period and in the fifth quintile for the three- and five-year periods. The Board also noted that the performance was above that of the Lipper International Small/Mid-Cap Growth Index for the nine-month period and below that of the Index for all other periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of a peer group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were approximately twenty-one basis points below the median of the peer group and that the the actual management and administrative services fees were approximately the same as the median of the peer group. The Board noted that the total expense ratio of Class A was approximately nine basis points below the median of the peer group, the total expense ratios of Classes B and C were the same as the median of the peer group, the total expense ratio of Class P was approximately fourteen basis points above the median and the total expense ratio of Class Y was approximately eighteen basis points above the median.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

INTERNATIONAL CORE EQUITY FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the Fund had only been in existence since December 31, 2003. The Board further noted that the performance of the Class A shares of the Fund was in the fifth quintile of its peer group and below that of the Lipper International Multi-Cap Core Index for the period since inception.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of a peer group. It also considered the amount and nature of the fees paid by shareholders. The Board also noted that the contractual management and administrative services fees of the Fund were approximately twenty-one basis points below the median of the peer group and that the actual management and administrative services fees were approximately nine basis points below the median. The Board noted that the total expense ratio of Class A was approximately seven basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately three basis points below the median, the total expense ratio of Class P was approximately twenty-nine basis points above the median, and the total expense ratio of Class Y was approximately thirteen basis points above the median. The Board also noted that Lord Abbett had agreed to implement a total expense cap for the Fund that would limit the total expense ratio of Class A to 1.75%, the total expense ratios of Classes B and C to 2.40%, the total expense ratio of Class P to 1.85%, and the total expense ratio of Class Y to 1.40%, but that the total expense ratio of each class was below that cap at September 30, 2004.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

COMPENSATION DISCLOSURE
The following table summarizes the compensation for each of the directors/trustees of the Trust and for all Lord Abbett-sponsored funds.

The second column of the following table sets forth the compensation accrued by the Trust for outside Trustees. The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the outside directors/trustees, and amounts payable but deferred at the option of the director/trustee. No director/trustee of the funds associated with Lord Abbett and no officer of the funds received any compensation from the funds for acting as a director/trustee or officer.

(1)                        (2)                                      (3)
                           FOR THE FISCAL YEAR ENDED                FOR YEAR ENDED DECEMBER 31, 2004
                           OCTOBER 31, 2004 AGGREGATE               TOTAL COMPENSATION PAID BY THE TRUST AND
NAME OF TRUSTEE            COMPENSATION ACCRUED BY THE TRUST(1)     THIRTEEN OTHER LORD ABBETT-SPONSORED FUNDS(2)
------------------         ------------------------------------     ---------------------------------------------
E. Thayer Bigelow          $     4,281                              $     127,364
William H.T. Bush          $     4,197                              $     126,320
Robert B. Calhoun, Jr.     $     4,344                              $     127,000
Julie A. Hill*             $     3,210                              $     111,417
Franklin W. Hobbs          $     3,968                              $     118,500
C. Alan MacDonald          $     4,365                              $     131,320
Thomas J. Neff             $     3,856                              $     117,000

----------
*  Elected February 1, 2004

  1. Outside Trustees' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by the Trust to its outside Trustees may be deferred at the option of a Trustee under an equity-based plan (the "equity-based plan") that deems the deferred amounts to be invested in shares of a Fund for later distribution to the Trustees. In addition, $25,000 of each Trustee's retainer must be deferred and is deemed invested in shares of the Trust and other Lord Abbett-sponsored funds under the equity-based plan. Of the amounts shown in the second column, the total deferred amounts for the Trustees are $873, $1,350, $4,344, $1,996, $3,968, $873, and $3,856 respectively.

  2. The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2004, including fees directors/trustees have chosen to defer.

The following chart provides certain information about the dollar range of equity securities beneficially owned by each Trustee in the Funds and other Lord Abbett-sponsored funds as of December 31, 2003. The amounts shown include deferred compensation to the Trustees deemed invested in fund shares. The amounts ultimately received by the Trustees under the deferred compensation plan will be directly linked to the investment performance of the funds.

                                            DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS
NAME OF TRUSTEE                  ALPHA FUND            ALL VALUE FUND      INTERNATIONAL CORE EQUITY FUND
---------------                  ----------            --------------      ------------------------------
Robert S. Dow                   Over $100,000           Over $100,000                Over $100,00
E. Thayer Bigelow              $50,001-$100,000          $1-$10,000                  $1 to $10,000
William H. T. Bush                $1-$10,000             $1-$10,000                  $1 to $10,000
Robert B. Calhoun, Jr.            $1-$10,000           $10,001-$50,000               $1 to $10,000
Julie A. Hill*                    $1-$10,000             $1-$10,000                  $1 to $10,000
Franklin W. Hobbs                 $1-$10,000             $1-$10,000                  $1 to $10,000
C. Alan MacDonald                 $1-$10,000           $10,001-$50,000               $1 to $10,000
Thomas J. Neff                    $1-$10,000          $50,001-$100,000               $1 to $10,000

                                          DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS
                                                                                AGGREGATE DOLLAR RANGE OF
                               INTERNATIONAL                                    EQUITY SECURITIES IN LORD
NAME OF TRUSTEE              OPPORTUNITIES FUND     LARGE-CAP VALUE FUND          ABBETT-SPONSORED FUNDS
---------------              ------------------     --------------------        -------------------------
Robert S. Dow                  Over $100,000            Over $100,000                Over $100,000
E. Thayer Bigelow                $1-$10,000              $1-$10,000                  Over $100,000
William H. T. Bush               $1-$10,000              $1-$10,000                  Over $100,000
Robert B. Calhoun, Jr.           $1-$10,000              $1-$10,000                  Over $100,000
Julie A. Hill*                   $1-$10,000              $1-$10,000                 $50,001-$100,000
Franklin W. Hobbs                $1-$10,000              $1-$10,000                  Over $100,000
C. Alan MacDonald                $1-$10,000              $1-$10,000                  Over $100,000
Thomas J. Neff                   $1-$10,000              $1-$10,000                  Over $100,000

----------
*    Elected February 1, 2004

CODE OF ETHICS
The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Trust's Code of Ethics which complies, in substance, with Rule 17j-1 of the Act and each of the recommendations of the Investment Company Institute's Advisory Group on Personal Investing. Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, prohibiting profiting on trades of the same security within 60 days and trading on material and non-public information. The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

PROXY VOTING
The Funds have delegated proxy voting responsibilities to the Funds' investment adviser, Lord Abbett, subject to the Proxy Committee's general oversight. Lord Abbett has adopted its own proxy voting policies and procedures for this purpose. A copy of Lord Abbett's proxy voting policies and procedures is attached as Appendix B.

In addition, the Funds are required to file Form N-PX, with its complete proxy voting record for the twelve months ending June 30th, no later than August 31st of each year. The first such filing was filed by August 31, 2004, for the twelve months ended June 30, 2004. The Funds' Form N-PX filing is available on the SEC's website at www.sec.gov. Each Fund has also made this information available, without charge, on Lord Abbett's website at www.LordAbbett.com.

                                       4.
               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of February 2, 2005, our officers and trustees, as a group, owned less than one percent of the outstanding Class A, B, C and P shares of the All Value Fund, Alpha Fund, International Opportunities Fund, and Large-Cap Value Fund, and owned 16.86% of International Core Equity Fund's Class A shares.

As of February 2, 2005, to the best of our knowledge, the following shareholders owned more than 5% of a particular class of such Fund's outstanding shares:

ALL VALUE FUND
Edward Jones & Co.                          Class A           59.54%
Shareholder Accounting                      Class B           20.11%
201 Progress Pkwy
Maryland Hts, MO  63043

Citigroup Global Markets Inc.               Class B           10.31%
c/o Peter Booth                             Class C           14.09%
333 West 34th St. - 3rd FL
New York, NY  10001

MLPF&S for the Sole Benefit                 Class B           14.64%
of its Customers                            Class C           31.73%
4800 Deer Lake Dr. E FL 3
Jacksonville, FL 32246

Hartford Life Separate Account              Class P           65.69%
401(K) Plan
Attn: Davide Ten Broeck
PO Box 2999
Hartford, CT

MFS Heritage Trust                          Class P            7.11%
FBO Fair-Rite Products Corp 401K
Attn: Debra Sherman
One Commercial Row
Wallkill, NY

ALPHA FUND
Edward Jones & Co.                          Class A           44.33%
Shareholder Accounting
201 Progress Pkwy
Maryland Hts, MO  63043

Citigroup Global Markets Inc.               Class C           23.09%
c/o Peter Booth
333 West 34th St. - 3rd FL
New York, NY  10001

MLPF&S for the Sole Benefit                 Class C           24.09%
of its Customers
4800 Deer Lake Dr. E FL 3
Jacksonville, FL 32246

INTERNATIONAL CORE EQUITY
Edward Jones & Co.                          Class A           43.47%
Shareholder Accounting                      Class B           22.70%

201 Progress Pkwy
Maryland Hts, MO  63043

Citigroup Global Markets Inc.               Class B           15.61%
c/o Peter Booth                             Class C            7.30%
333 West 34th St. - 3rd FL
New York, NY  10001

Lord Abbett & Co LLC                        Class P          100.00%
Attn: Marion Zapolin
90 Hudson St.
Jersey City, NJ 07302

MLPF&S for the Sole Benefit                 Class A            7.80%
of its Customers                            Class B           18.53%
4800 Deer Lake Dr. E FL 3                   Class C           27.80%
Jacksonville, FL 32246

Daniel E. Carper                            Class A           14.67%
90 Hudson St.
Jersey City, NJ

INTERNATIONAL OPPORTUNITIES FUND
Edward Jones & Co.                          Class A           42.09%
Shareholder Accounting                      Class B           11.16%
201 Progress Pkwy                           Class C           12.75%
Maryland Hts, MO  63043

Lord Abbett & Co LLC                        Class P           87.32%
Attn: Marion Zapolin
90 Hudson St.
Jersey City, NJ 07302

LARGE CAP VALUE FUND
Edward Jones & Co.                          Class A           55.31%
Shareholder Accounting                      Class B           20.33%
201 Progress Pkwy
Maryland Hts, MO  63043

Donald Smith Company Inc.                   Class C            5.98%
746 E. Main St.
Jacksonville, FL 32246

The Dow Foundation                          Class A            9.94%
90 Hudson St.
Jersey City, NJ

Lord Abbett & Co LLC                        Class P          100.00%
Attn: Marion Zapolin
90 Hudson St.
Jersey City, NJ 07302

MLPF&S for the Sole Benefit                 Class B           25.08%
of its Customers                            Class C           26.20%
4800 Deer Lake Dr. E FL 3
Jacksonville, FL 32246

Shareholders owning 25% or more of outstanding shares may be in control and may be able to affect the outcome of certain matters presented for a vote of shareholders. As of February 2, 2005, to the best of our knowledge, the following record holders held 25% or more of a Fund's outstanding shares:

Edward Jones & Co.                  All Value Fund                      42.32%
Shareholder Accounting              Alpha Fund                          25.65%
201 Progress Pkwy                   International Core Equity           34.41%
Maryland Hts, MO

Wells Fargo Bank NA FBO             Large-Cap Value Fund                39.69%
U of A FDN - Mutual Fund
PO Box 1533
Minneapolis, MN

                                       5.
                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER
As described under "Management" in the Prospectus, Lord Abbett is the Funds' investment adviser. The following partners of Lord Abbett are also officers of the Funds: Tracie E. Ahern, Joan A. Binstock, Daniel E. Carper, John J. DiChiaro, Sholom Dinsky, Lesley-Jane Dixon, Robert P. Fetch, Daniel H. Frascarelli, Howard E. Hansen, Paul A. Hilstad, W. Thomas Hudson, Lawrence H. Kaplan, Robert G. Morris, A. Edward Oberhaus, III, F. Thomas O'Halloran, and Eli
M. Salzmann. Robert S. Dow is the managing partner of Lord Abbett and an officer and Trustee of the Funds. The other partners of Lord Abbett are: Michael Brooks, Zane E. Brown, Patrick Browne, Milton Ezrati, Kevin P. Ferguson, Daria L. Foster, Robert I. Gerber, Michael S. Goldstein, Michael A. Grant, Gerard Heffernan, Charles Hofer, Cinda Hughes, Ellen G. Itskovitz, Richard Larsen, Jerald Lanzotti, Robert A. Lee, Maren Lindstrom, Gregory M. Macosko, Thomas Malone, Charles Massare, Jr., Paul McNamara, Robert J. Noelke, R. Mark Pennington, Walter Prahl, Michael Radziemski, Douglas B. Sieg, Richard Sieling, Michael T. Smith, Richard Smola, Diane Tornejal, Christopher J. Towle, Edward von der Linde, and Marion Zapolin. The address of each partner is 90 Hudson Street, Jersey City, NJ 07302-3973.

Under the Management Agreement between Lord Abbett and the Trust, each Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month. These fees are allocated among the separate classes based on each Fund's average daily net assets. The annual rates for each Fund are as follows:

     -    For International Opportunities Fund, at an annual rate of .75 of 1%.

     - For allocating the Alpha Fund's assets among the underlying funds, at an annual rate of .10 of 1%.

     - For All Value Fund the fee is calculated at the following annual rates:
            .75 of 1% on the first $200 million of average daily net assets, .65 of 1% on the next $300 million, .50 of 1% of the Fund's assets over $500 million.

     - For International Core Equity Fund the fee is calculated at the following annual rates:
            .75 of 1% on the first $1 billion of average daily net assets, .70 of 1% on the next $1 billion of average daily net assets, and .65 of 1% on average daily net assets over $2 billion.

     - For Large-Cap Value Fund the fee is calculated at the following annual rates:
            .40 of 1% of the first $2 billion in assets, .375 of 1% on the next $3 billion, and .35 of 1% of assets over $5 billion.

For the fiscal years ended October 31, 2004, 2003, and 2002, such fees amounted to $327,809, $573,839, and $737,450, for Alpha Fund; $7,794,331, $3,191,937, and
$2,112,158 for All Value Fund; and $1,151,880, $845,895, and $1,068,860 for

International Opportunities Fund. For the fiscal year ended October 31, 2004 and for the period June 23, 2003 (commencement of investment operations) to October 31, 2003, the management fees amounted to $39,896 and $2,566, respectively for Large-Cap Value Fund. For the period December 15, 2003 (commencement of investment operations) to October 31, 2004, the management fee amounted to $288,617 for the International Core Equity Fund.

For the fiscal year ended October 31, 2004, 2003, and 2002 Lord Abbett has waived all of its management fees for Alpha Fund. For the fiscal year ending October 31, 2005, Lord Abbett has contractually waived its management fee for Alpha Fund.

For the fiscal year ending October 31, 2005, Lord Abbett has contractually agreed to reimburse a portion of the International Core Equity Fund's expenses so that the Fund's Total Annual Operating Expenses do not exceed an aggregate annual rate of 1.75% of average daily net assets for Class A shares, 2.40% of average daily net assets for Class B and C shares, and 1.85% of average daily net assets for Class P shares. For the fiscal year ending October 31, 2005, Lord Abbett has contractually agreed to reimburse a portion of the Large-Cap Value Fund's expenses so that the Fund's Total Annual Operating Expenses do not exceed an aggregate annual rate of 0.95% of average daily net assets for Class A shares, 1.60% of average daily net assets for Class B and C shares, and 1.05% of average daily net assets for Class P shares.

Each Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, outside directors'/trustees' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.

COMPENSATION OF INVESTMENT MANAGERS
Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. Base salaries are assigned at a level that takes into account the investment manager's experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a multiple of base salaries, are determined after an evaluation of the investment manager's investment results. Investment results are evaluated based on an assessment of the investment manager's three- and five-year investment returns vs. both the appropriate style benchmarks and the appropriate peer group rankings. In addition to investment returns, other factors that are taken into consideration are: style consistency, dispersion among portfolios with similar objectives and the risk taken to achieve the portfolio returns. Finally, there is a component of that bonus that reflects leadership and management of the investment team. No part of the bonus payment is based on the investment manager's assets under management, the revenues generated by those assets, or the profitability of the investment manager's unit. In the case of non-partners, Lord Abbett may designate a manager's bonus payment for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five year period. Lord Abbett has taken pains to avoid creating any profit centers within the firm.

Lord Abbett provides a 401k profit-sharing plan for all eligible employees. Contributions to an investment manager's profit-sharing account are based on a percentage of the investment manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

ADMINISTRATIVE SERVICES
Pursuant to an Administrative Services Agreement with the Funds, Lord Abbett provides certain administrative services not involving the provision of investment advice to each Fund. Under the Agreement, each Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of .04 of 1%. This fee is allocated among the classes of shares of each Fund based on average daily net assets.

PRINCIPAL UNDERWRITER
Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for each Fund.

CUSTODIAN AND ACCOUNTING AGENT
State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, is each Fund's custodian. The custodian pays for and collects proceeds of securities bought and sold by the Funds and attends to the collection of principal and income. The custodian may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by a Fund in foreign countries and to hold cash and currencies for each Fund. In accordance with the requirements of Rule 17f-5, the Board has approved arrangements permitting each Fund's foreign assets not held by the custodian or its foreign branches to be held by certain qualified foreign banks and depositories. In addition, State Street Bank and Trust Company performs certain accounting and recordkeeping functions relating to portfolio transactions and calculates each Fund's net asset value.

TRANSFER AGENT
DST Systems, Inc. 210 W. 10th St. Kansas City, MO, 64106, acts as the transfer agent and dividend disbursing agent for each Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP, Two World Financial Center, New York, NY, 10281, is the Independent Registered Public Accounting Firm of the Funds and must be approved at least annually by the Funds' Board to continue in such capacity. Deloitte & Touche LLP performs audit services for the Funds, including the examination of financial statements included in the Funds' Annual Report to Shareholders.

                                       6.
                    BROKERAGE ALLOCATIONS AND OTHER PRACTICES

The Funds' policy is to obtain best execution on all portfolio transactions, which means that they seek to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers' services. Consistent with obtaining best execution, the Funds generally pay, as described below, a higher commission than some brokers might charge on the same transaction. Our policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, the Funds, if considered advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Broker-dealers are selected on the basis of their professional capability and the value and quality of their brokerage and research services. Normally, the selection is made by traders who are employees of Lord Abbett. These traders also do the trading for other accounts -- investment companies and other investment clients -- managed by Lord Abbett. They are responsible for obtaining best execution.

In transactions on stock exchanges on the United States, commissions are negotiated, whereas on many foreign stock exchanges commissions are fixed. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Purchases from underwriters of newly-issued securities for inclusion in the Funds' portfolio usually will include a concession paid to the underwriter by the issuer, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

We pay a commission rate that we believe is appropriate to give maximum assurance that our brokers will provide us, on a continuing basis, with the highest level of brokerage services available. While we do not always seek the lowest possible commissions on particular trades, we believe that our commission rates are in line with the rates that many other institutions pay. Our traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers, viewed in terms of either the particular transaction or the overall responsibilities of Lord Abbett with respect to us and the other accounts they manage. Such services include showing us trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, confidential treatment, promptness and reliability.

While neither Lord Abbett nor the Funds obtain third party research services from brokers executing portfolio transactions for the Funds, some of these brokers may provide proprietary research services, at least some of which are useful to Lord Abbett in their overall responsibilities with respect to us and the other accounts they manage. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Such services may be used by Lord Abbett in servicing all their accounts, and not all of such services will necessarily be used by Lord Abbett in connection with their management of the Funds. Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with their management of the Funds, and not all of such services will necessarily be used by Lord Abbett in connection with their advisory services to such other accounts. Lord Abbett cannot allocate research services received from brokers to any particular account, are not a substitute for Lord Abbett's services but are supplemental to its own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into their investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of proprietary research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be increased if it attempted to generate such additional information through its own staff.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.

Lord Abbett seeks to combine or "batch" purchases or sales of a particular security placed at the same time for similarly situated accounts, including the Funds, to facilitate "best execution" and to reduce other transaction costs, if relevant. Each account that participates in a particular batched order, including the Funds, will do so at the average share price for all transactions related to that order in that security on that business day. Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating accounts in proportion to the size of the order placed for each account (i.e., pro-rata). Lord Abbett, however, may increase or decrease the amount of securities allocated to one or more accounts if necessary to avoid holding odd-lot or small numbers of shares in a client account. In addition, if Lord Abbett is unable to execute fully a batched transaction and determines that it would be impractical to allocate a small number of securities on a pro-rata basis among the participating accounts, Lord Abbett allocates the securities in a manner it determines to be fair to all accounts over time.

For the fiscal years ended October 31, 2004, 2003, and 2002, the Funds paid total brokerage commissions on transactions of securities to independent broker-dealers of $1,947,188, $1,092,823, and $1,143,702 for All Value Fund;
and $622,064, $435,328, and $581,768 for the International Opportunities Fund. For the fiscal year ended October 31, 2004 and for the period from June 23, 2003 (commencement of investment operations) through October 31, 2003, Large-Cap Value Fund paid $16,333 and $3,637 in total brokerage commission on transactions of securities to independent broker-dealers. The Alpha Fund did not pay any commissions. For the period December 15, 2003 (commencement of investment operations) to October 31, 2004, International Core Equity Fund paid $577,586 to independent broker-dealers.

                                       7.
                                CLASSES OF SHARES

Each Fund offers different classes of shares to eligible purchasers. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices. Investors should read this section carefully to determine which class represents the best investment option for their particular situation.

A 2.00% fee is charged on redemptions or exchanges of International Core Equity Fund and International Opportunities Fund shares held ten business days or less. See "Purchases, Redemptions, and Pricing - Redemption Fee" below.

All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights. Additional classes, series, or funds may be added in the future. The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series, or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund. However, the Rule exempts the selection of independent registered public accounting firms, the approval of a contract with a principal underwriter and the election of trustees from the separate voting requirements.

The Trust does not hold meetings of shareholders unless one or more matters are required to be acted on by shareholders under the Act. Under the Trust's Declaration and Agreement of Trust ("Declaration"), shareholder meetings may be called at any time by certain officers of the Trust or by a majority of the Trustees (i) for the purpose of taking action upon any matter requiring the vote or authority of each Funds' shareholders or upon other matters deemed to be necessary or desirable or (ii) upon the written request of the holders of at least one-quarter of each Funds' outstanding shares and entitled to vote at the meeting.

SHAREHOLDER LIABILITY. Delaware law provides that the Trust's shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private for profit corporations. The courts of some states, however, may decline to apply Delaware law on this point. The Declaration contains an express disclaimer of shareholder liability for the acts, obligations, or affairs of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust. The Declaration provides for indemnification out of the Trust's property of any shareholder or former shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. Lord Abbett believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

Under the Declaration, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into, or sell and convey all or substantially all of, the assets of the Trust to one or more trusts, partnerships or corporations, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust's registration statement. In addition, the Trustees may, without shareholder vote, cause the Trust to be incorporated under Delaware law.

Derivative actions on behalf of the Trust may be brought only by shareholders owning not less than 50% of the then outstanding shares of the Trust.

CLASS A SHARES. If you buy Class A shares, you pay an initial sales charge on investments of less than $1 million or on investments for Retirement and Benefit Plans with less than 100 eligible employees or on investments that do not qualify under the other categories listed under "Net Asset Value Purchases of Class A Shares." If you purchase Class A shares as part of an investment of at least $1 million (or for certain Retirement and Benefit Plans) in shares of one or more Lord Abbett-sponsored funds, you will not pay an initial sales charge, but, subject to certain exceptions, if you redeem any of those shares on or before the 12th month after the month in which you buy them (24th month if the shares were purchased prior to November 1, 2004), you may pay to the Fund a contingent deferred sales charge ("CDSC") of 1%.

CLASS B SHARES. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the sixth anniversary of buying them, you will normally pay a CDSC to Lord Abbett Distributor. That CDSC varies depending on how long you own shares. Class B shares are subject to service and distribution fees at an annual rate of 1% of the average daily net asset value of the Class B shares. The CDSC and the Rule 12b-1 plan applicable to the Class B shares are described in the Funds' Prospectus.

CONVERSIONS OF CLASS B SHARES. The conversion of Class B shares after the eighth anniversary of their purchase is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder.

CLASS C SHARES. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the first anniversary of buying them, you will normally pay a CDSC of 1% to Lord Abbett Distributor. Class C shares are subject to service and distribution fees at an annual rate of 1% of the average daily net asset value of the Class C shares. The CDSC and the Rule 12b-1 plan applicable to the Class C shares are described in the Funds' Prospectus.

CLASS P SHARES. If you buy Class P shares, you pay no sales charge at the time of purchase, and if you redeem your shares you pay no CDSC. Class P shares are subject to service and distribution fees at an annual rate of .45 of 1% of the average daily net asset value of the Class P shares. The Rule 12b-1 plan, applicable to the Class P shares, is described in the Funds' Prospectus. Class P shares are available to a limited number of investors.

RULE 12b-1 PLANS
CLASS A, B, C, AND P. Each Fund has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 of the Act for each of the Fund classes offered in this
SAI: the "A Plan," the "B Plan," the "C Plan," and the "P Plan," respectively. The principal features of each Plan are described in the Prospectus; however, this SAI contains additional information that may be of interest to investors. Each Plan is a compensation plan, allowing each class to pay a fixed fee to Lord Abbett Distributor that may be more or less than the expenses Lord Abbett Distributor actually incurs. In adopting each Plan and in approving its continuance, the Board has concluded that there is a reasonable likelihood that each Plan will benefit its respective class and its shareholders. The expected benefits include greater sales and lower redemptions of class shares, which should allow each class to maintain a consistent cash flow, and a higher quality of service to shareholders by authorized institutions than would otherwise be the case. Each Plan compensates Lord Abbett Distributor for financing activities primarily intended to sell shares of the Funds. These activities include, but are not limited to, the preparation and distribution of advertising material and sales literature and other marketing activities. Lord Abbett Distributor also uses amounts received under each Plan as described in the Prospectus for payments to dealers and other agents for (i) providing continuous services to shareholders, such as answering shareholder inquiries, maintaining records, and assisting shareholders in making redemptions, transfers, additional purchases and exchanges and (ii) their assistance in distributing shares of the Funds.

The amounts paid by each Fund to Lord Abbett Distributor pursuant to the A Plan for the fiscal year ended October 31, 2004, in connection with advertising and marketing activities, including payments Lord Abbett Distributor forwarded under the A Plan to dealers and other agents were:

Alpha Fund                          --      $        240,920
All Value Fund                      --      $      3,395,507
International Opportunities Fund    --      $        225,119
Large-Cap Value Fund                --      $         27,728
International Core Equity Fund*     --      $        121,078

The amounts paid by each Fund to Lord Abbett Distributor pursuant to the B Plan for the fiscal year ended October 31, 2004, including payments Lord Abbett Distributor forwarded to dealers and other agents under the B Plan were:

Alpha Fund                          --      $        428,366
All Value Fund                      --      $      3,012,496
International Opportunities Fund    --      $        118,824
Large-Cap Value Fund                --      $          7,364
International Core Equity Fund*     --      $         13,975

The amounts paid by each Fund to Lord Abbett Distributor pursuant to the C Plan for the fiscal year ended October 31, 2004, including payments Lord Abbett Distributor forwarded to dealers and other agents under the C Plan were:

Alpha Fund                          --      $        295,010
All Value Fund                      --      $      1,466,888
International Opportunities Fund    --      $        206,753
Large-Cap Value Fund                --      $          8,560
International Core Equity Fund*     --      $         48,686

The amounts paid by each Fund to Lord Abbett Distributor pursuant to the P Plan for the fiscal year ended October 31, 2004, including payments Lord Abbett Distributor forwarded to dealers and other agents under the P Plan were:

All Value Fund                      --      $         12,845
International Opportunities Fund    --      $              4
Large-Cap Value Fund                --      $             51
International Core Equity Fund*     --      $             40

* For the period December 15, 2003 to October 31, 2004.

Each Plan requires the Board to review, on a quarterly basis, written reports of all amounts expended pursuant to the Plan, the purposes for which such expenditures were made, and any other information the Board reasonably requests to enable it to make an informed determination of whether the Plans should be continued. Each Plan shall continue in effect only if its continuance is specifically approved at least annually by vote of the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("outside Trustees"), cast in person at a meeting called for the purpose of voting on the Plan. No Plan may be amended to increase materially above the limits set forth therein the amount spent for distribution expenses thereunder without approval by a majority of the outstanding voting securities of the applicable class and the approval of a majority of the Trustees, including a majority of the outside Trustees. As long as the Plans are in effect, the selection or nomination of outside Trustees is committed to the discretion of the outside Trustees.

Payments made pursuant to a Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. A Plan terminates automatically if it is assigned. In addition, each Plan may be terminated at any time by vote of a majority of the outside Trustees or by vote of a majority of the outstanding voting securities of such class.

CONTINGENT DEFERRED SALES CHARGES. A CDSC applies upon early redemption of shares regardless of class, and (i) will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price and (ii) will not be imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions) and upon early redemption of shares. In the case of Class A shares, this increase is represented by shares having an aggregate dollar value in your account. In the case of Class B and Class C shares, this increase is represented by that percentage of each share redeemed where the net asset value exceeded the initial purchase price.

CLASS A SHARES. As stated in the Prospectus, subject to certain exceptions, a CDSC of 1% is imposed with respect to those Class A shares (or Class A shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) on which a one-time distribution fee of up to 1% has been paid if such shares are redeemed out of the Lord Abbett-sponsored fund within a period of 12 months (24 months if the shares were purchased prior to November 1, 2004) from the end of the month in which the original sale occurred.

CLASS B SHARES. As stated in the Prospectus, subject to certain exceptions, if Class B shares (or Class B shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) are redeemed out of the Lord Abbett-sponsored funds for cash before the sixth anniversary of their purchase, a CDSC will be deducted from the redemption proceeds. The Class B CDSC is paid to Lord Abbett Distributor to reimburse its expenses, in whole or in part, for providing distribution-related services to each Fund in connection with the sale of Class B shares.

To minimize the effects of the CDSC or to determine whether the CDSC applies to a redemption, each Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held on or after the sixth anniversary of their purchase, and (3) shares held the longest before such sixth anniversary.

The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

ANNIVERSARY OF THE DAY ON                            CONTINGENT DEFERRED SALES CHARGE
WHICH THE PURCHASE ORDER WAS ACCEPTED                ON REDEMPTIONS (AS % OF AMOUNT SUBJECT TO CHARGE)
-------------------------------------                -------------------------------------------------
Before the 1st                                       5.0%
On the 1st, before the 2nd                           4.0%
On the 2nd, before the 3rd                           3.0%
On the 3rd, before the 4th                           3.0%
On the 4th, before the 5th                           2.0%
On the 5th, before the 6th                           1.0%
On or after the 6th anniversary                      None

In the table, an "anniversary" is the same calendar day in each respective year after the date of purchase. All purchases are considered to have been made on the business day on which the purchase order was accepted.

CLASS C SHARES. As stated in the Prospectus, subject to certain exceptions, if Class C shares are redeemed for cash before the first anniversary of their purchase, the redeeming shareholder normally will be required to pay to Lord Abbett Distributor a CDSC of 1% of the lower of cost or the then net asset value of Class C shares redeemed. If such shares are exchanged into the same class of another Lord Abbett-sponsored fund and subsequently redeemed before the first anniversary of their original purchase, the charge also will be collected by Lord Abbett Distributor.

GENERAL. The percentage (1% in the case of Class A and Class C shares and 5% through 1% in the case of Class B shares) used to calculate CDSCs described above for the Class A, Class B, and Class C shares is sometimes hereinafter referred to as the "Applicable Percentage."

With respect to Class A shares, a CDSC will not be assessed at the time of certain transactions, including redemptions by participants or beneficiaries from certain Retirement and Benefit Plans and benefit payments under Retirement and Benefit Plans in connection with plan loans, hardship withdrawals, death, retirement or separation from service and for returns of excess contributions to retirement plan sponsors. With respect to Class A share purchases by Retirement and Benefit Plans made through Financial Intermediaries that have special arrangements with the Fund and/or Lord Abbett Distributor, no CDSC will be assessed at the time of redemptions that continue as investments in another fund participating in the program provided the Plan has not redeemed all, or substantially all, of its assets from the Lord Abbett-sponsored funds. With respect to Class B shares, no CDSC is payable for redemptions (i) in connection with Systematic Withdrawal Plan and Div-Move services as described below under those headings, (ii) in connection with a mandatory distribution under 403(b) plans and IRAs and (iii) in connection with the death of the shareholder. In the case of Class A shares, the CDSC is received by the Fund (if the purchase was made prior to October 1, 2004) or by Lord Abbett Distributor (if the purchase was made on or after October 1, 2004) and is intended to reimburse all or a portion of the amount paid by the Fund, or Lord Abbett Distributor, as the case may be, if the shares are redeemed before the Fund or Lord Abbett Distributor has had an opportunity to realize the anticipated benefits of having a long-term shareholder account in the Fund. In the case of Class B and Class C shares, the CDSC is received by Lord Abbett Distributor and is intended to reimburse its expenses of providing distribution-related services to the Fund (including recoupment of the commission payments made) in connection with the sale of Class B and Class C shares before Lord Abbett Distributor has had an opportunity to realize its anticipated reimbursement by having such a long-term shareholder account subject to the B or C Plan distribution fee.

In no event will the amount of the CDSC exceed the Applicable Percentage of the lesser of (i) the net asset value of the shares redeemed or (ii) the original cost of such shares (or of the exchanged shares for which such shares were acquired). No CDSC will be imposed when the investor redeems (i) shares representing an aggregate dollar amount of his or her account, in the case of Class A shares, (ii) that percentage of each share redeemed, in the case of Class B and Class C shares, derived from increases in the value of the shares above the total cost of shares being redeemed due to increases in net asset value, (iii) shares with respect to which no Lord Abbett-sponsored fund paid a 12b-1 fee and, in the case of Class B shares, Lord Abbett Distributor paid no sales charge or service fee (including shares acquired through reinvestment of dividend income and capital gains distributions) or (iv) shares that, together with exchanged shares, have been held continuously for 12 (24 months if the shares were purchased prior to November 1, 2004) months from the end of the month in which the original sale occurred (in the case of Class A shares); for six years or more (in the case of Class B shares) and for one year or more (in the case of Class C shares). In determining whether a CDSC is payable, (a) shares not subject to the CDSC will be redeemed before shares subject to the CDSC and (b) of the shares subject to a CDSC, those held the longest will be the first to be redeemed.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that a Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors that you should discuss with your financial adviser. A Funds' class-specific expenses and the effect of the different types of sales charges on your investment will affect your investment results over time. The most important factors are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

In the following discussion, to help provide you and your financial adviser with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in a Fund. We used the sales charge rates that generally apply to Class A, Class B, and Class C, and considered the effect of the higher distribution fees on Class B and Class C expenses (which will affect your investment return). Of course, the actual performance of your investment cannot be predicted and will vary based on that Funds' actual investment returns, the operating expenses borne by each class of shares, and the class of shares you purchase. The factors briefly discussed below are not intended to be investment advice, guidelines or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

HOW LONG DO YOU EXPECT TO HOLD YOUR INVESTMENT? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. For example, over time, the reduced sales charges available for larger purchases of Class A shares may offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-specific expenses on Class B or Class C shares for which no initial sales charge is paid. Because of the effect of class-based expenses, your choice should also depend on how much you plan to invest.

INVESTING FOR THE SHORT TERM. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. This is because of the effect of the Class B CDSC if you redeem before the sixth anniversary of your purchase, as well as the effect of the Class B distribution fee on the investment return for that class in the short term. Class C shares might be the appropriate choice (especially for investments of less than $50,000), because there is no initial sales charge on Class C shares, and the CDSC does not apply to amounts you redeem after holding them one year.

However, if you plan to invest more than $50,000 for the short term, then the more you invest and the more your investment horizon increases toward six years, the more attractive the Class A share option may become. This is because the annual distribution fee on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

In addition, it may not be suitable for you to place an order for Class B or Class C shares for Retirement and Benefit Plans with at least 100 eligible employees or for a Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans and that have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases. You should discuss this with your financial advisor.

INVESTING FOR THE LONGER TERM. If you are investing for the longer term (for example, to provide for future college expenses for your child) and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate investment option, if you plan to invest less than $50,000. If you plan to invest more than $50,000 over the long term, Class A shares will likely be more advantageous than Class B shares or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under each Fund's Rights of Accumulation.

Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, and should not be relied on as rigid guidelines.

ARE THERE DIFFERENCES IN ACCOUNT FEATURES THAT MATTER TO YOU? Some account features are available in whole or in part to Class A, Class B, and Class C shareholders. Other features (such as Systematic Withdrawal Plans) might not be advisable in non-Retirement and Benefit Plan accounts for Class B shareholders (because of the effect of the CDSC on the entire amount of a withdrawal if it exceeds 12% annually) and in any account for Class C shareholders during the first year of share ownership (due to the CDSC on withdrawals during that year). See "Systematic Withdrawal Plan" under "Services For Fund Investors" in the Prospectus for more information about the 12% annual waiver of the CDSC for Class B shares. You should carefully review how you plan to use your investment account before deciding which class of shares you buy. For example, the dividends payable to Class B and Class C shareholders will be reduced by the expenses borne solely by each of these classes, such as the higher distribution fee to which Class B and Class C shares are subject.

HOW DO PAYMENTS AFFECT MY BROKER? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class than for selling another class. As discussed in more detail below, such compensation is primarily paid at the time of sale in the case of Class A and Class B shares and is paid over time, so long as shares remain outstanding, in the case of Class C shares. It is important that investors understand that the primary purpose of the CDSC for the Class B shares and the distribution fee for Class B and Class C shares is the same as the purpose of the front-end sales charge on sales of Class A shares: to compensate brokers and other persons selling such shares. The CDSC, if payable, supplements the Class B distribution fee and reduces the Class C distribution fee expenses for a Fund and Class C shareholders.

                                       8.
            PURCHASES, REDEMPTIONS, PRICING, AND PAYMENTS TO DEALERS

Information concerning how we value Fund shares is contained in the Prospectus under "Purchases" and "Redemptions".

The Funds' Board has adopted policies and procedures that are designed to prevent or stop excessive trading and market timing. Please see the Prospectuses under "Purchases."

Under normal circumstances we calculate a Fund's net asset value as of the close of the NYSE on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation. The NYSE is closed on Saturdays and Sundays and the following holidays -- New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Portfolio securities are valued at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sale price, or, if there is no sale on that day, at the last bid, or, in the case of bonds, in the over-the-counter market if that market more accurately reflects the market value of the bonds. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the last bid and asked prices. Over-the-counter fixed income securities are valued at prices supplied by independent pricing services, which reflect broker-dealer-supplied valuations and electronic data processing techniques reflecting the mean between the bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board as described in the Prospectus as described in the Prospectus.

All assets and liabilities expressed in foreign currencies will be converted into United States dollars at the exchange rates of such currencies against United States dollars provided by an independent pricing service at the close of regular trading on the London Stock Exchange. If such exchange rates are not available, the rate of exchange will be determined in accordance with the policies established by the Board.

NET ASSET VALUE PURCHASES OF CLASS A SHARES. As stated in the Prospectus, our Class A shares may be purchased at net asset value under the following circumstances: a) purchases of $1 million or more, b) purchases by Retirement and Benefit Plans with at least 100 eligible employees, c) purchases for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans and that have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases, d) purchases made with dividends and distributions on Class A shares of another Eligible Fund, e) purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) Plan for Class A shares f) purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor, g) purchases made by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees for services that include investment advisory or management services (including so-called "mutual fund wrap account programs"), provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases, h) purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor, i) purchases by each Lord Abbett-sponsored fund's Directors or Trustees, officers of each Lord Abbett-sponsored fund, employees and partners of Lord Abbett (including retired persons who formerly held such positions and family members of such purchasers), j) purchases through a broker-dealer for clients that participate in an arrangement with the broker-dealer under which the client pays the broker-dealer a fee based on the total asset value of the client's account for all or a specified number of securities transactions, including purchases of mutual fund shares, in the account during a certain period.

Our Class A shares also may be purchased at net asset value i) by employees, partners and owners of unaffiliated consultants and advisors to Lord Abbett, Lord Abbett Distributor or Lord Abbett-sponsored funds who consent to such purchase if such persons provide service to Lord Abbett, Lord Abbett Distributor or such funds on a continuing basis and are familiar with such funds, ii) in connection with a merger, acquisition or other reorganization, iii) by employees of our shareholder servicing agent, or iv) by the trustee or custodian under any pension or profit-sharing plan or Payroll Deduction IRA established for the benefit of the directors, trustees, employees of Lord Abbett, or employees of our shareholder service agents. Shares are offered at net asset value to these investors for the purpose of promoting goodwill with employees and others with whom Lord Abbett Distributor and/or the Fund has a business relationship.

REDEMPTION FEE. If you redeem or exchange shares of the International Core Equity Fund or the International Opportunities Fund after holding them ten business days or less, you will pay a redemption fee of 2.00% of the NAV of the shares being redeemed or exchanged. The redemption fee is retained by the Fund and is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The redemption fee does not apply to shares acquired through reinvestment of dividends or other distributions. Each Fund will use the "last-in, first-out" method to determine your holding period. Under this method, the shares you have held for the longest period will be treated as redeemed first. The redemption fee may be modified at any time or from time to time.

EXCHANGES. The Prospectus briefly describes the Telephone Exchange Privilege. You may exchange some or all of your shares of any class for those in the same class of: (i) Lord Abbett-sponsored funds currently offered to the public with a sales charge (front-end, back-end or level), (ii) Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. ("GSMMF"), or (iii) any authorized institution's affiliated money market fund meeting certain criteria set by Lord Abbett Distributor as to certain omnibus accounts and other criteria, hereinafter referred to as an "authorized money market fund" or "AMMF", to the extent offers and sales may be made in your state. You should read the prospectus of the other fund before exchanging. In establishing a new account by exchange, shares of the Fund being exchanged must have a value equal to at least the minimum initial investment required for the other fund into which the exchange is made.

Shareholders in other Lord Abbett-sponsored funds and AMMFs have the same right to exchange their shares for the corresponding class of each Fund's shares. Exchanges are based on relative net asset values on the day instructions are received by the Fund in Kansas City if the instructions are received in proper form prior to the close of the NYSE. No sales charges are imposed except in the case of exchanges out of GSMMF or AMMF (unless a sales charge (front-end, back-end or level) was paid on the initial investment in a Lord Abbett-sponsored fund). A 2.00% fee is charged on redemptions or exchanges of shares of the International Core Equity Fund or the International Opportunities Fund held ten business days or less. See "Redemption Fee" above. Exercise of the exchange privilege will be treated as a sale for federal income tax purposes, and, depending on the circumstances, a gain or loss may be recognized. In the case of an exchange of shares that have been held for 90 days or less where no sales charge is payable on the exchange, the original sales charge incurred with respect to the exchanged shares will be taken into account in determining gain or loss on the exchange only to the extent such charge exceeds the sales charge that would have been payable on the acquired shares had they been acquired for cash rather than by exchange. The portion of the original sales charge not so taken into account will increase the basis of the acquired shares.

Shareholders have the exchange privilege unless they refuse it in writing. We reserve the right to reject or restrict any purchase order or exchange request if a Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. Each Fund is designed for long-term investors and is not designed to serve as a vehicle for frequent trading in response to short-term swings in the market. We can revoke or modify the privilege for all shareholders upon 60 days' written notice.

"Eligible Funds" are AMMF and other Lord Abbett-sponsored funds that are eligible for the exchange privilege, except Lord Abbett Series Fund, Inc. ("LASF"). The exchange privilege will not be available with respect to any otherwise "Eligible Funds" the shares of which at the time are not available to new investors of the type requesting the exchange.

The other funds and series that participate in the Telephone Exchange Privilege [except (a) GSMMF, (b) certain series of Lord Abbett Municipal Income Fund and Lord Abbett Municipal Income Trust for which a Rule 12b-1 Plan is not yet in effect, and (c) AMMF (collectively, the "Non-12b-1 Funds")] have instituted a CDSC for each class on the same terms and conditions. No CDSC will be charged on an exchange of shares of the same class between Lord Abbett-sponsored funds or between such funds and AMMF. Upon redemption of shares out of the Lord Abbett-sponsored funds or out of AMMF, the CDSC will be charged on behalf of and paid: (i) to the fund in which the original purchase (subject to a CDSC) occurred, in the case of the Class A shares and (ii) to Lord Abbett Distributor if the original purchase was subject to a CDSC, in the case of the Class B and Class C shares. Thus, if shares of a Lord Abbett-sponsored fund are exchanged for shares of the same class of another such fund and the shares of the same class tendered ("Exchanged Shares") are subject to a CDSC, the CDSC will carry over to the shares of the same class being acquired, including GSMMF and AMMF ("Acquired Shares"). Any CDSC that is carried over to Acquired Shares is calculated as if the holder of the Acquired Shares had held those shares from the date on which he or she became the holder of the Exchanged Shares. Although the Non-12b-1 Funds will not pay a distribution fee on their own shares, and will, therefore, not impose their own CDSC, the Non-12b-1 Funds will collect the CDSC (a) on behalf of other Lord Abbett-sponsored funds, in the case of the Class A shares and (b) on behalf of Lord Abbett Distributor, in the case of the Class B and Class C shares.

Acquired Shares held in GSMMF and AMMF that are subject to a CDSC will be credited with the time such shares are held in GSMMF but will not be credited with the time such shares are held in AMMF. Therefore, if your Acquired Shares held in AMMF qualified for no CDSC or a lower Applicable Percentage at the time of exchange into AMMF, that Applicable Percentage will apply to redemptions for cash from AMMF, regardless of the time you have held Acquired Shares in AMMF.

LETTER OF INTENTION. Under the terms of the Letter of Intention as described in the Prospectus, Purchasers (as defined in the Prospectus) may invest $ 50,000 or more over a 13-month period in Class A, B, C, and P shares of any Eligible Fund. Such Class A, B, C, and P shares currently owned by you are credited as purchases (at their current offering prices on the date the Letter of Intention is signed) toward achieving the stated investment and reduced initial sales charge for new purchases of Class A shares. Class A shares valued at 5% of the amount of intended purchases are escrowed and may be redeemed to cover the additional sales charge payable if the Letter of Intention is not completed. The Letter of Intention is neither a binding obligation on you to buy, nor on the Fund to sell, the full amount indicated.

RIGHTS OF ACCUMULATION. As stated in the Prospectus, Purchasers (as defined in the Prospectus) may aggregate their investments in Class A, B, C, and P shares of any Eligible Fund so that a current investment, plus the Purchaser's holdings valued at the public offering price, reach a level eligible for a discounted sales charge for Class A shares.

REDEMPTIONS. A redemption order is in proper form when it contains all of the information and documentation required by the order form or otherwise by Lord Abbett Distributor or a Fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor. See the Prospectus for expedited redemption procedures.

A 2.00% fee is charged on redemptions or exchanges of shares of the International Core Equity Fund or the International Opportunities Fund held ten business days or less. See "Redemption Fee" above.

The right to redeem and receive payment, as described in the Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the Securities and Exchange Commission ("SEC") deems an emergency to exist.

The Board may authorize redemption of all of the shares in any account in which there are fewer than 25 shares. Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 60 days' prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

DIV-MOVE. Under the Div-Move service described in the Prospectus, you can invest the dividends paid on your account of any class into an existing account of the same class in any other Eligible Fund. The account must either be your account, a joint account for you and your spouse, a single account for your spouse, or a custodial account for your minor child under the age of 21. You should read the prospectus of the other fund before investing.

INVEST-A-MATIC. The Invest-A-Matic method of investing in the Fund and/or any other Eligible Fund is described in the Prospectus. To avail yourself of this method you must complete the application form, selecting the time and amount of your bank checking account withdrawals and the funds for investment, include a voided, unsigned check and complete the bank authorization.

SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan ("SWP") also is described in the Prospectus. You may establish a SWP if you own or purchase uncertificated shares having a current offering price value of at least $10,000 in the case of Class A or Class C shares and $25,000 in the case of Class B shares. Lord Abbett prototype retirement plans have no such minimum. With respect to Class B shares, the CDSC will be waived on redemptions of up to 12% per year of the current net asset value of your account at the time the SWP is established. For Class B share redemptions over 12% per year, the CDSC will apply to the entire redemption. Therefore, please contact the Fund for assistance in minimizing the CDSC in this situation. With respect to Class C shares, the CDSC will be waived on and after the first anniversary of their purchase. The SWP involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. Because the value of shares redeemed may be more or less than their cost, gain or loss may be recognized for income tax purposes on each periodic payment. Normally, you may not make regular investments at the same time you are receiving systematic withdrawal payments because it is not in your interest to pay a sales charge on new investments when, in effect, a portion of that new investment is soon withdrawn.

The minimum investment accepted while a withdrawal plan is in effect is $1,000. The SWP may be terminated by you or by us at any time by written notice.

RETIREMENT PLANS. The Prospectus indicates the types of retirement plans for which Lord Abbett provides forms and explanations. Lord Abbett makes available the retirement plan forms including 401(k) plans and custodial agreements for IRAs (Individual Retirement Accounts, including Traditional, Education, Roth and SIMPLE IRAs and Simplified Employee Pensions), 403(b) plans and qualified pension and profit-sharing plans. The forms name State Street Bank & Trust Company as custodian and contain specific information about the plans excluding 401(k) plans. Explanations of the eligibility requirements, annual custodial fees and allowable tax advantages and penalties are set forth in the relevant plan documents. Adoption of any of these plans should be on the advice of your legal counsel or qualified tax adviser.

PURCHASES THROUGH FINANCIAL INTERMEDIARIES. Each Fund and/or Lord Abbett Distributor has authorized one or more agents to receive on its behalf purchase and redemption orders. Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of a Fund or Lord Abbett Distributor. Each Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent's authorized designee, receives the order. A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares.

REVENUE SHARING AND OTHER PAYMENTS TO DEALERS AND FINANCIAL INTERMEDIARIES. As described in each Fund's prospectus, Lord Abbett or Lord Abbett Distributor, in its sole discretion, at its own expense and without cost to the Fund or shareholders, also may make payments to dealers and other firms authorized to accept orders for Fund shares (collectively, "Dealers") in connection with marketing and/or distribution support for Dealers, shareholder servicing, entertainment, training and education activities for the Dealers, their investment professionals and/or their clients or potential clients, and/or the purchase of products or services from such Dealers. Some of these payments may be referred to as revenue sharing payments. As of the date of this statement of additional information, the Dealers to whom Lord Abbett or Lord Abbett Distributor makes revenue sharing payments (not including payments for entertainment, and training and education activities for the Dealers, their investment professionals and/or their clients or potential clients) were as follows:

   A.G. Edwards & Sons, Inc.
   Advest, Inc.
   B.C. Ziegler and Company
   Bodell Overcash Anderson & Co., Inc.
   Cadaret, Grant & Co., Inc.
   Edward D. Jones & Co.
   Family Investors Company
   James I. Black & Co.
   Legg Mason Wood Walker, Inc.
   McDonald Investments Inc.
   Merrill Lynch, Pierce, Fenner & Smith
       Incorporated (and/or certain of its affiliates)
   Piper Jaffrey & Co.
   Protective Life Insurance Company
   Prudential Investment Management Services LLC
   RBC Dain Rauscher
   Raymond James & Associates, Inc.
   Raymond James Financial Services, Inc.
   Citigroup Global Markets, Inc.
   Sun Life Assurance Company of Canada
   UBS Financial Services Inc.
   Wachovia Securities, LLC

For more specific information about any revenue sharing payments made to your Dealer, investors should contact their investment professionals.

REDEMPTIONS IN KIND. Under circumstances in which it is deemed detrimental to the best interests of each Fund's shareholders to make redemption payments wholly in cash, each Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of a Fund's net assets by a distribution in kind of readily marketable securities in lieu of cash. Each Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

                                       9.
                              TAXATION OF THE FUNDS

Each Fund has elected, has qualified, and intends to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986 (the "Code"). Because each Fund is treated as a separate entity for federal income tax purposes, the status of each Fund as a regulated investment company is determined separately by the Internal Revenue Service. If a Fund qualifies as a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders. If in any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates and when such income is distributed, such distributions will be further taxed at the shareholder level. Assuming a Fund does qualify as a regulated investment company, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year. Each Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

Each Fund intends to declare and pay as dividends each year substantially all of its net income from investments. Dividends paid by a Fund from its ordinary income or net realized short-term capital gains are taxable to you as ordinary income; however, certain qualified dividend income that a Fund receives and distributes to you is subject to a reduced tax rate of 15% (5% if you are in the 10% or 15% tax brackets) if you meet the general requirement of having held your Fund shares for more than 60 days, and you satisfy certain other requirements.

Dividends paid by a Fund from its net realized long-term capital gains are taxable to you as long-term capital gains, regardless of the length of time you have owned Fund shares. The maximum federal income tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are currently (i) the same as ordinary income tax rates for capital assets held for one year or less, and (ii) 15% (5% for taxpayers in the 10% or 15% tax brackets) for capital assets held for more than one year. You should also be aware that the benefits of the long-term capital gains and qualified dividend rates may be reduced if you are subject to the alternative minimum tax. Capital gains recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations. All dividends are taxable regardless of whether they are received in cash or reinvested in Fund shares.

A Fund's net capital losses for any year cannot be passed through to you but can be carried forward for a period of years to offset the Fund's capital gains in those years. To the extent capital gains are offset by such losses, they do not result in tax liability to a Fund and are not expected to be distributed to you as long-term capital gains dividends.

Dividends paid by a Fund to corporate shareholders may qualify for the dividends received deduction to the extent they are derived from dividends paid to the Fund by domestic corporations. If you are a corporation, you must have held your Fund shares for more than 45 days to qualify for the dividends received deduction. The dividends received deduction may be limited if you incur indebtedness to acquire Fund shares, and may result in reduction to the basis of your shares in a Fund if the dividend constitutes an extraordinary dividend at the Fund level.

Distributions paid by a Fund that do not constitute dividends because they exceed the Fund's current and accumulated earnings and profits will be treated as a return of capital and reduce the tax basis of your Fund shares. To the extent that such distributions exceed the tax basis of your Fund shares, the excess amounts will be treated as gains from the sale of the shares.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November, or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed paid by a Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year. Each Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

At the time of your purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund's portfolio or to undistributed taxable income of the Fund. Consequently, subsequent distributions by a Fund with respect to these shares from such appreciation or income may be taxable to you even if the net asset value of your shares is, as a result of the distributions, reduced below your cost for such shares and the distributions economically represent a return of a portion of your investment.

In general, if Fund shares are sold, you will recognize gain or loss equal to the difference between the amount realized on the sale and your adjusted basis in the shares. Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss. However, if your holding period in your Fund shares is six months or less, any capital loss realized from a sale, exchange, or redemption of such shares must be treated as long-term capital loss to the extent of dividends classified as "capital gain dividends" received with respect to such shares. Losses on the sale of Fund shares are not deductible if, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, you acquire shares that are substantially identical.

If your Fund shares are redeemed by a distribution of securities, you will be taxed as if you had received cash equal to the fair market value of the securities. Consequently, you will have a fair market value basis in the securities.

Under Treasury regulations, if you are an individual and recognize a loss with respect to Fund shares of $2 million or more (if you are a corporation, $10 million or more) in any single taxable year (or greater amounts over a combination of years), you may be required to file a disclosure statement with the Internal Revenue Service.

Certain investment practices that a Fund may utilize, such as investing in options, futures, forward contracts, short sales, foreign currency, or foreign entities classified as "passive foreign investment companies" for U.S. tax purposes, may affect the amount, character, and timing of the recognition of gains and losses by the Fund. Such transactions may in turn affect the amount and character of Fund distributions to you.

A Fund may in some cases be subject to foreign withholding taxes, which would reduce the yield on its investments. You may be eligible to claim federal income tax credits or deductions for foreign income taxes paid by the International Core Equity Fund or the International Opportunities Fund if more than 50 percent of the value of the Fund's total assets at the close of the tax year consists of stock or securities in foreign corporations, the Fund has distributed at least 90 percent of its investment company taxable income and net tax-exempt interest, and the Fund makes an election to pass through to you the right to take the credit or deduction for foreign taxes (not in excess of the actual tax liability). If the Fund makes such an election, you will be required to include such taxes in your gross income (in addition to dividends and distributions you actually receive), treat such taxes as foreign taxes paid by you, and may be entitled to a tax deduction for such taxes or a tax credit, subject to a holding period requirement and other limitations under the Code. However, if you do not itemize deductions for federal income tax purposes, you will not be able to deduct your pro rata portion of qualified foreign taxes paid by the Fund, although you will be required to include your share of such taxes in gross income if the Fund makes the election described above but you will still be able to claim a tax credit. Solely for purposes of determining the amount of federal income tax credits or deductions for foreign income taxes paid, your distributive share of the foreign taxes paid by the Fund plus the portion of any dividends the Fund pays to you that are derived from foreign sources will be treated as income from foreign sources in your hands. Generally, however, distributions derived from the Fund's long-term and short-term capital gains will not be treated as income from foreign sources. If an election is made, the Fund will send an annual written notice to you indicating the amount that you may treat as the proportionate share of foreign taxes paid and income derived from foreign sources.

You may be subject to a 28% withholding tax on reportable dividends, capital gain distributions, and redemptions ("backup withholding"). Generally, you will be subject to backup withholding if a Fund does not have your certified taxpayer identification number on file, or, to the Fund's knowledge, the number that you have provided is incorrect or backup withholding is applicable as a result of your previous underreporting of interest or dividend income. When establishing an account, you must certify under penalties of perjury that your taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. federal income tax rules described above. Many states allow you to exclude from your state taxable income the percentage of dividends derived from certain federal obligations, including interest on some federal agency obligations. Certain states, however, may require that a specific percentage of a Fund's income be derived from federal obligations before such dividends may be excluded from state taxable income. A Fund may invest some or all of its assets in such federal obligations. Each Fund intends to provide to you on an annual basis information to permit you to determine whether Fund dividends derived from interest on federal obligations may be excluded from state taxable income.

If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply and you should consult your tax adviser for detailed information about the tax consequences to you of owning Fund shares.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts). The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity. If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax adviser regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on dividends representing ordinary income and net short-term capital gains, and the applicability of U.S. gift and estate taxes.

Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, and local tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, exchange, or redemption of your Fund shares.

                                       10.
                                   UNDERWRITER

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Funds. The Trust has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of each Fund, and to make reasonable efforts to sell Fund shares, on a continuous basis, so long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained by reasonable efforts.

For the last three fiscal years, Lord Abbett Distributor, as the Trust's principal underwriter, received net commissions after allowance of a portion of the sales charge to independent dealers with respect to Class A shares as follows:

                                                     YEAR ENDED OCTOBER 31
                                                     ---------------------
                                              2004             2003             2002
                                         --------------   --------------   --------------
Gross sales charge                       $   21,403,660   $    5,836,926   $    2,124,928

Amount allowed to dealers                $   18,075,549   $    4,946,816   $    1,802,732
                                                          --------------   --------------
Net commissions
   received by Lord Abbett Distributor   $    3,328,111   $      890,110   $      322,196
                                         ==============   ==============   ==============

In addition, Lord Abbett Distributor, as the Trust's principal underwriter, received the following compensation for the fiscal year ended October 31, 2004:

                                             BROKERAGE
                           COMPENSATION      COMMISSIONS
                           ON REDEMPTION     IN CONNECTION             OTHER
                           AND REPURCHASE    WITH FUND TRANSACTIONS    COMPENSATION
                           --------------    ----------------------    ------------
Class A                    $            0    $           18,075,549    $  1,246,821.46

Class B                    $            0    $                    0    $        513.77*

Class C                    $            0*   $                    0    $      1,411.03*

Class P                    $            0    $                    0    $        100.30

* Excludes 12b-1 payments and CDSC fees received during the first year of the associated investment as repayment of fees advanced by Lord Abbett Distributor to Broker/Dealers at the time of sale.

                                       11.
                                   PERFORMANCE

Each Fund computes the average annual compounded rates of total return during specified periods (i) before taxes, (ii) after taxes on Fund distributions, and
(iii) after taxes on Fund distributions and redemption (or sale) of Fund shares at the end of the measurement period. Each Fund equates the initial amount invested to the ending (redeemable) value of such investment by adding one to the computed average annual total return, expressed as a percentage, (i) before taxes, (ii) after taxes on Fund distributions, and (iii) after taxes on Fund distributions and redemption of Fund shares at the end of the measurement period, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars, which represents a hypothetical initial investment. The calculation assumes deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all distributions (i) without the effect of taxes, (ii) less taxes due on such Fund distributions, and (iii) less taxes due on such Fund distributions and redemption of Fund shares, on the reinvestment dates at prices calculated as stated in the Prospectus. The ending (redeemable) value is determined by assuming a complete redemption at the end of the period(s) covered by the average annual total return computation and, in the case of after taxes on Fund distributions and redemption of Fund shares, includes subtracting capital gains taxes resulting from the redemption and adjustments to take into account the tax benefit from any capital losses that may have resulted from the redemption.

In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment (unless the total return is shown at net asset value). For Class B shares, the payment of the applicable CDSC (5.0% prior to the first anniversary of purchase, 4.0% prior to the second anniversary of purchase, 3.0% prior to the third and fourth anniversaries of purchase, 2.0% prior to the fifth anniversary of purchase, 1.0% prior to the sixth anniversary of purchase and no CDSC on and after the sixth anniversary of purchase) is applied to the Fund's investment result for that class for the time period shown (unless the total return is shown at net asset value). For Class C shares, the 1.0% CDSC is applied to the Fund's investment result for that class for the time period shown prior to the first anniversary of purchase (unless the total return is shown at net asset value). For Class P shares, total returns are shown at net asset value.

Using the computation methods described above, the following table indicates the average annual compounded rates of total return on an initial investment of one thousand dollars as of October 31, 2004, for each Fund, for one, five, and ten-years, or the life of Fund, where applicable. The after-tax returns were calculated using the highest applicable individual federal marginal tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distribution (e.g., the ordinary income rate for ordinary income distributions, the short-term capital gain rate for short-term capital gains distributions, and the long-term capital gain rate for long-term capital gains distributions). The tax rates may vary over the measurement period. Certain qualified dividends received by each Fund and distributed to you, will be subject to a reduced tax rate and not the ordinary tax rate. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) were disregarded, as were the effect of phaseouts of certain exemptions, deductions and credits at various income levels, and the impact of the federal alternative minimum income tax. Before- and after-tax returns are provided for Class A shares for the Funds. The after-tax returns for the other classes of shares not shown in the table will vary from those shown. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. A Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

                                    1 YEAR   5 YEAR   10 YEAR   LIFE OF FUND
                                    ------   ------   -------   ------------
ALPHA FUND
Class A Shares
    Before Taxes                      4.59%    2.06%        -    1.22% (3/18/98)
Class A Shares After
    Taxes on Distributions            4.59%    1.45%        -    0.76% (3/18/98)
Class A Shares After Taxes on
    Distributions and Sales of
    Fund Shares                       2.98%    1.45%        -    0.81% (3/18/98)
Class B Shares                        6.27%    2.43%        -    1.47% (3/18/98)
Class C Shares                       10.27%    2.62%        -    1.47% (3/18/98)

ALL VALUE FUND
Class A Shares                        7.21%    4.74%        -   11.57% (7/15/96)
Class B Shares                        8.98%    5.15%        -    9.01% (6/5/97)
Class C Shares
    Before Taxes                     13.02%    5.36%    12.55%      -
Class C Shares After
    Taxes on Distributions           12.84%    4.30%    11.27%      -

                                    1 YEAR   5 YEAR   10 YEAR    LIFE OF FUND
                                    ------   ------   -------    ------------
Class C Shares After Taxes on
    Distributions and Sales of
    Fund Shares                       8.64%    4.24%    10.53%       -
Class P Shares                       13.71%       -         -     5.02% (8/15/01)

INTERNATIONAL OPPORTUNITIES FUND
Class A Shares
   Before Taxes                       9.66%   -6.43%        -     0.84% (12/13/96)
Class A Shares After
    Taxes on Distributions            8.99%   -7.09%        -     0.34% (12/13/96)
Class A Shares After Taxes on
    Distributions and Sales of
    Fund Shares                       6.22%   -5.69%        -     0.44% (12/13/96)
Class B Shares                       11.61%   -6.09%        -    -0.12% (6/2/97)
Class C Shares                       15.61%   -5.84%        -    -0.07% (6/2/97)
Class P Shares                       16.37%   -5.23%        -    -3.10% (3/9/99)

LARGE-CAP VALUE FUND
Class A Shares
   Before Taxes                       4.41%       -         -     9.69% (6/30/03)
Class A Shares After
    Taxes on Distributions            4.16%       -         -     9.49% (6/30/03)
Class A Shares After Taxes on
    Distributions and Sales of
    Fund Shares                       2.85%       -         -     8.13% (6/30/03)
Class B Shares                        6.02%       -         -    10.88% (6/30/03)
Class C Shares                       10.07%       -         -    13.88% (6/30/03)
Class P Shares                       10.65%       -         -    14.56% (6/30/03)

INTERNATIONAL CORE EQUITY FUND
Class A Shares
   Before Taxes                          -        -         -    -3.25% (12/31/03)
Class A Shares After
    Taxes on Distributions               -        -         -    -3.25% (12/31/03)
Class A Shares After Taxes on
    Distributions and Sales of
    Fund Shares                          -        -         -    -2.11% (12/31/03)
Class B Shares                           -        -         -    -2.93% (12/31/03)
Class C Shares                           -        -         -     1.17% (12/31/03)
Class P Shares                           -        -         -     2.56% (12/31/03)

These figures represent past performance, and an investor should be aware that the investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Therefore, there is no assurance that past performance will be repeated in the future.

Each Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports, or sales literature. Thirty-day yield and average annual total return values are computed pursuant to formulas specified by the SEC. Each Fund may also from time to time quote distribution rates in reports to shareholders and in sales literature. In addition, each Fund may from time to time advertise or describe in sales literature its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and/or investments for which reliable performance information is available.

                                       12.
                              FINANCIAL STATEMENTS

The financial statements incorporated herein by reference from the Lord Abbett Securities Trust - All Value Fund, Alpha Fund, International Opportunities Fund, Large-Cap Value Fund and International Core Equity Fund's 2004 Annual Report to Shareholders have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                   APPENDIX A

                      FUND PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that may receive portfolio holdings or related information under the circumstances described above under Investment Policies - Policies and Procedures Governing Disclosure of Portfolio Holdings:

                                                                               PORTFOLIO COMMENTARIES,
                                                                               FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS          ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                    (ITEM #2)*
ABN-AMRO Asset Management                                                              Monthly
ADP Retirement Services                                                                Monthly
AG Edwards                                                                             Monthly
AIG SunAmerica                                                                         Monthly
Allstate Life Insurance Company                                                        Monthly
Alpha Investment Consulting Group LLC                                                  Monthly
American Express Retirement Services                                                   Monthly
American United Life Insurance Company                                                 Monthly
AMG Data Services                                                                      Monthly
Amivest Capital Management                                                             Monthly
Amvescap Retirement                                                                    Monthly
AON Consulting                                                                         Monthly
Arnerich Massena & Associates, Inc.                      Monthly                       Monthly
Asset Performance Partners                               Monthly                       Monthly
Asset Strategies Portfolio Services, Inc.                                              Monthly
AXA Financial, Inc.                                                                    Monthly
Bank of America Corporation                                                            Monthly
Bank of New York                                         Monthly                       Monthly
Bank of Oklahoma                                                                       Monthly
Bank One                                                                               Monthly
Becker, Burke Associates                                 Monthly                       Monthly
Bell GlobeMedia Publishing Co.                           Monthly
Bellwether Consulting                                                                  Monthly
Berthel Schutter                                         Monthly                       Monthly
Bloomberg L.P. (fixed income trading system)              Daily
Brown Brothers Harriman                                                                Monthly
Buck Consultants, Inc.                                                                 Monthly
Callan Associates, Inc.                                  Monthly                       Monthly
Cambridge Associates LLC                                 Monthly                       Monthly
Cambridge Financial Services                                                           Monthly
Ceridian                                                                               Monthly
Charles Schwab & Co                                                                    Monthly
Chicago Trust Company                                                                  Monthly
CIBC Oppenheimer                                                                       Monthly
Citigroup                                                 Daily
CitiStreet Retirement Services                                                         Monthly
Clark Consulting                                                                       Monthly
Columbia Funds                                                                         Monthly
Columbia Management Group                                                              Monthly
Columbia Trust Company                                                                 Monthly

                                                                               PORTFOLIO COMMENTARIES,
                                                                               FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS          ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                    (ITEM #2)*
Concord Advisory Group Ltd.                              Monthly                       Monthly
Consulting Services Group, LP                                                          Monthly
Copic Financial                                                                        Monthly
CPI Qualified Plan Consultants                                                         Monthly
CRA Rogers Casey                                                                       Monthly
Curcio Webb                                              Monthly                       Monthly
D.A. Davidson                                                                          Monthly
Dahab Assoc.                                                                           Monthly
Daily Access                                                                           Monthly
Defined Contribution Advisors, Inc.                                                    Monthly
Delaware Investment Advisors                                                           Monthly
Deliotte & Touche LLP (Funds' independent                Annually                      Annually
auditors)
DeMarche Associates, Inc.                                Monthly                       Monthly
DiMeo Schneider & Associates                                                           Monthly
Disabato Associates, Inc.                                                              Monthly
Diversified Investment Advisors, Inc.                                                  Monthly
EAI                                                                                    Monthly
Edward Jones & Co.                                                                     Monthly
Ennis, Knupp & Associates                                                              Monthly
Factset Research Systems Inc. (quantitative               Daily
analytics for Funds)
Federated Investments                                                                  Monthly
Fidelity Capital Technology, Inc. (corporate              Daily
action tracking)
Fidelity Investments                                                                   Monthly
Fifth Third Bank                                                                       Monthly
First Mercantile Trust Co.                                                             Monthly
FleetBoston Financial Corp.                                                            Monthly
Franklin Templeton                                                                     Monthly
Freedom One Financial Group                              Monthly
Freedom One Investment Advisors                                                        Monthly
Frost Bank                                                                             Monthly
Fuji Investment Management Co., Ltd.                                                   Monthly
Fund Evaluation Group, Inc.                              Monthly                       Monthly
Goldman Sachs                                                                          Monthly
Great-West Life and Annuity Insuance Company                                           Monthly
Greenwich Associates                                                                   Monthly
Hartford Life Insurance Company                                                        Monthly
Hartland & Co.                                           Monthly                       Monthly
Hewitt Associates, LLC                                   Monthly                       Monthly
Hewitt Investment Group                                  Monthly                       Monthly
Highland Consulting Associates, Inc.                                                   Monthly
Holbien Associates, Inc.                                                               Monthly
Horace Mann Life Insurance Company                                                     Monthly
HSBC Bank USA N.A.                                                                     Monthly

                                                                               PORTFOLIO COMMENTARIES,
                                                                               FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS          ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                    (ITEM #2)*
ICMA Retirement Corp.                                                                  Monthly
ING                                                                                    Monthly
Institutional Shareholder Services, Inc.                  Daily
(proxy voting administrator)
Interactive Data Corporation (pricing vendor)             Daily
Intuit                                                                                 Monthly
INVESCO Retirement Services                                                            Monthly
Invesmart                                                                              Monthly
Investment Consulting Services, LLC                                                    Monthly
Inviva                                                                                 Monthly
Jefferson National Life Insurance Company                                              Monthly
Jeffrey Slocum & Associates, Inc.                        Monthly                       Monthly
JP Morgan Consulting                                                                   Monthly
JP Morgan Fleming Asset Management                                                     Monthly
JP Morgan Investment Management                                                        Monthly
Kirkpatrick & Lockhart LLP (Counsel to Lord,                                           Monthly
Abbett & Co. LLC)
Legacy Strategic Asset Mgmt. Co.                                                       Monthly
Legg Mason                                                                             Monthly
Lincoln Financial                                                                      Monthly
Lipper Inc., a Reuters Company                           Monthly
LPL Financial Services                                                                 Monthly
Manulife Financial / John Hancock Financial              Monthly                       Monthly
Services
Marco Consulting Group                                                                 Monthly
Marquette Associates, Inc.                               Monthly                       Monthly
MassMutual Financial Group                                                             Monthly
McDonald                                                                               Monthly
Meketa Investment Group                                                                Monthly
Mellon Employee Benefit Solutions                                                      Monthly
Mellon Human Resources & Investor Solutions                                            Monthly
Mercer HR Services                                                                     Monthly
Mercer Investment Consulting                                                           Monthly
Merrill Lynch                                                                          Monthly
Merrill Lynch, Pierce, Fenner & Smith, Inc.              Monthly
MetLife                                                                                Monthly
MetLife Investors                                                                      Monthly
MFS Retirement Services, Inc.                                                          Monthly
MFS/Sun Life Financial Distributors, Inc.                                              Monthly
(MFSLF)
Midland National Life                                                                  Monthly
Milliman & Robertson Inc.                                                              Monthly
Minnesota Life Insurance Company                                                       Monthly
Monroe Vos Consulting Group, Inc.                                                      Monthly
Morgan Keegan                                                                          Monthly
Morgan Stanley Dean Witter                                                             Monthly

                                                                               PORTFOLIO COMMENTARIES,
                                                                               FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS          ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                    (ITEM #2)*
MorganStanley                                                                          Monthly
Morningstar Associates, Inc. / Morningstar,     Monthly (with 1 month lag)             Monthly
Inc.
National City Bank                                                                     Monthly
Nationwide Financial                                                                   Monthly
NCCI Holdings, Inc.                                                                    Monthly
New England Pension Consultants                          Monthly                       Monthly
Newkirk Products, Inc.                                   Monthly
New York Life Investment Management                                                    Monthly
Nordstrom Pension Consulting (NPC)                                                     Monthly
NY Life Insurance Company                                                              Monthly
Oxford Associates                                                                      Monthly
Palmer & Cay Investment Services                                                       Monthly
Paul L. Nelson & Associates                                                            Monthly
Peirce Park Group                                                                      Monthly
Pension Consultants, Inc.                                                              Monthly
PFE Group                                                                              Monthly
PFM Group                                                                              Monthly
PFPC, Inc.                                                                             Monthly
Phoenix Life Insurance Company                                                         Monthly
Piper Jaffray                                                                          Monthly
PNC Advisors                                                                           Monthly
Portfolio Evaluations, Inc.                                                            Monthly
Prime, Buchholz & Associates, Inc.                                                     Monthly
Princeton Financial Systems, Inc. (portfolio              Daily
administration system)
Protective Life Corporation                                                            Monthly
Prudential Financial                                                                   Monthly
Prudential Insurance Company of America                                                Monthly
Prudential Securities, Inc.                                                            Monthly
Putnam Fiduciary Trust Company                           Monthly
Putnam Investments                                                                     Monthly
R.V. Kuhns & Associates, Inc.                                                          Monthly
Raymond James Financial, Inc.                                                          Monthly
RBC Dain Rauscher                                                                      Monthly
Reuters America, Inc.                                     Daily
Rocaton Investment Advisors, LLC                                                       Monthly
Ron Blue & Co.                                                                         Monthly
Roszel Advisors, LLC (MLIG)                                                            Monthly
Schwab Corporate Services                                Monthly
Scudder Investments                                                                    Monthly
Segal Advisors                                                                         Monthly
SEI Investment                                                                         Monthly
SG Constellation, LLC                                    Monthly
Shields Associates                                                                     Monthly
Smith Barney                                                                           Monthly
Spagnola-Cosack, Inc.                                                                  Monthly

                                                                               PORTFOLIO COMMENTARIES,
                                                                               FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS          ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                    (ITEM #2)*
Standard & Poor's                                         Daily                        Monthly
Stanton Group                                                                          Monthly
State Street Bank and Trust Company (Funds'               Daily
custodian and accounting agent)
Stearne, Agee & Leach                                                                  Monthly
Stephen's, Inc.                                                                        Monthly
Stifel Nicolaus                                                                        Monthly
Strategic Advisers, Inc.                                 Monthly
Strategic Insight                                        Monthly
Strategic Investment Solutions                                                         Monthly
Stratford Advisory Group, Inc.                           Monthly                       Monthly
Summit Strategies Group                                                                Monthly
T. Rowe Price Associates, Inc.                                                         Monthly
TD Asset Management                                                                    Monthly
The 401k Company                                                                       Monthly
The Carmack Group, Inc.                                                                Monthly
The MacGregor Group, Inc. (equity trading                 Daily
system)
The Managers Fund                                                                      Monthly
The Manufacturers Life Ins. Co.                          Monthly
The Vanguard Group                                                                     Monthly
Thomson Financial Research (past performance             Monthly
hypotheticals)
Towers Perrin                                                                          Monthly
Transamerica Retirement Services                                                       Monthly
Travelers Life and Annuity Company                                                     Monthly
UBS (Luxembourg) S.A.
UBS- Prime Consulting Group                                                            Monthly
UMB Bank                                                                               Monthly
Union Bank of California                                                               Monthly
US Bank                                                                                Monthly
USI Retirement                                                                         Monthly
Valic                                                                                  Monthly
Victory Capital Management                                                             Monthly
Vestek Systems, Inc.                                     Monthly
Wachovia Bank                                                                          Monthly
Wall Street Source                                        Daily
Watson Wyatt Worldwide                                                                 Monthly
Welch Hornsby & Welch                                                                  Monthly
Wells Fargo                                                                            Monthly
William M. Mercer Consulting Inc.                                                      Monthly
Wilmer Cutler Pickering Hale and Dorr LLP                                              Monthly
(Counsel to the Independent Board of
Directors/ Trustees)
Wilshire Associates, Inc.                                                              Monthly
Wurts & Associates, Inc.                                 Monthly                       Monthly
Wyatt Investment Consulting, Inc.                                                      Monthly

                                                                               PORTFOLIO COMMENTARIES,
                                                                               FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS          ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                    (ITEM #2)*
Yanni Partners, Inc.                                                                   Monthly

----------
* This information is or may be provided within 15 days after the end of the period indicated below, unless otherwise noted. Many of the recipients actually receive the information on a quarterly basis, rather than on a monthly basis as noted in the chart.

                                   APPENDIX B

                                                               DECEMBER 31, 2004

                             LORD, ABBETT & CO. LLC

                      PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

     Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process. Lord Abbett's Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Director of Equity Investments, the Firm's Managing Member and its General Counsel. Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team's portfolio is voted in a timely manner in accordance with those policies. A written file memo is delivered to the proxy administrator in each case where an investment team declines to follow a recommendation of a company's management. Lord Abbett has retained Institutional Shareholder Services ("ISS") to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

     The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds' Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

     Lord Abbett is a privately-held firm, and we conduct only one business: we manage the investment portfolios of our clients. We are not part of a larger group of companies conducting diverse financial operations. We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett's proxy voting process would be limited. Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds' Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under "Specific Procedures for Potential Conflict Situations". If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of ISS. If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of ISS.

SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

SITUATION 1. Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.

     Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a "Fund Director Company"). If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided NOT to follow the proxy voting recommendation of ISS, then Lord Abbett shall bring that issue to the Fund's Proxy Committee for instructions on how to vote that proxy issue.

     The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund's Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

SITUATION 2. Lord Abbett has a Significant Business Relationship with a Company.

     Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a "Relationship Firm"). A "significant business relationship" for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds' total shares for the last 12 months;
(b) a firm which is a sponsor firm with respect to Lord Abbett's Private Advisory Services business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class Y shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

     For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund's Proxy Committee and shall seek voting instructions from the Fund's Proxy Committee only in those situations where Lord Abbett has proposed NOT to follow the recommendations of ISS.

                       SUMMARY OF PROXY VOTING GUIDELINES

     Lord Abbett generally votes in accordance with management's recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals. This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

ELECTION OF DIRECTORS

     Lord Abbett will generally vote in accordance with management's recommendations on the election of directors. However, votes on director nominees are made on a case-by- case basis. Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors' investment in the company. We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.

     There are some actions by directors that may result in votes being withheld. These actions include:

     1) Attending less than 75% of board and committee meetings without a valid excuse.
     2) Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.
     3) Failing to act on takeover offers where a majority of shareholders tendered their shares.
     4) Serving as inside directors and sit on an audit, compensation, stock option or nomination committee.
     5)   Failing to replace management as appropriate.

     We will generally approve proposals to elect directors annually. The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. The basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board. Although shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, a classified board tips the balance of power too much toward incumbent management at the price of potentially ignoring shareholder interests.

INCENTIVE COMPENSATION PLANS

     We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case by case basis. We use ISS for guidance on appropriate compensation ranges for various industries and company sizes. In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

     We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:
     1) The stock's volatility, to ensure the stock price will not be back in the money over the near term.

     2)   Management's rationale for why the repricing is necessary.
     3) The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.
     4) Other factors, such as the number of participants, term of option, and the value for value exchange.

     In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans. Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies' compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

SHAREHOLDER RIGHTS

CUMULATIVE VOTING

     We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

CONFIDENTIAL VOTING

     There are both advantages and disadvantages to a confidential ballot. Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee. A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

     On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

SUPERMAJORITY VOTING

     Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

TAKEOVER ISSUES

     Votes on mergers and acquisitions must be considered on a case by case basis. The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights. It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more that 10% of the company's voting stock. Restructuring proposals will also be evaluated on a case by case basis following the same guidelines as those used for mergers.

     Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1) Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2) Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

2)   3)    Shareholder Rights Plans (so-called "Poison Pills"), usually "blank check" preferred and other classes of voting securities that can be issued without further shareholder approval. However, we look at these proposals on a case by case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals. We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

3)   4)    "Chewable Pill" provisions, are the preferred form of Shareholder
     Rights Plan. These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote. To strike a balance of power between management and the shareholder, ideally "Chewable Pill" provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

     - Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.
     -    No dead-hand or no-hand pills.
     - Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.
     - Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

SOCIAL ISSUES

     It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings. We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

LORD ABBETT

STATEMENT OF ADDITIONAL INFORMATION                               MARCH 1, 2005

                          LORD ABBETT SECURITIES TRUST
                           LORD ABBETT ALL VALUE FUND
                             LORD ABBETT ALPHA FUND
                   LORD ABBETT INTERNATIONAL CORE EQUITY FUND
                  LORD ABBETT INTERNATIONAL OPPORTUNITIES FUND
                        LORD ABBETT LARGE-CAP VALUE FUND
                                (CLASS Y SHARES)


This Statement of Additional Information ("SAI") is not a Prospectus. A Prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC ("Lord Abbett Distributor") at 90 Hudson Street, Jersey City, NJ 07302-3973. This SAI relates to, and should be read in conjunction with, the Prospectus for the Y shares of Lord Abbett Securities Trust - Lord Abbett All Value Fund (the "All Value Fund"), Alpha Series ("Alpha Fund"), Lord Abbett International Core Equity Fund ("International Core Equity Fund"), International Opportunities Fund (formerly known as International Series) ("International Opportunities Fund"), and Lord Abbett Large-Cap Value Fund ("Large-Cap Value Fund") (each individually a "Fund" or, collectively, the "Funds"), dated March 1, 2005.

Shareholder account inquiries should be made by directly contacting the Funds or by calling 800-821-5129. The Annual Report to Shareholders contains additional performance information and is available without charge, upon request by calling 800-874-3733. In addition, you can make inquiries through your dealer.

          TABLE OF CONTENTS                                                      PAGE
          1.      Fund History                                                    2
          2.      Investment Policies                                             2
          3.      Management of the Funds                                        13
          4.      Control Persons and Principal Holders of Securities            25
          5.      Investment Advisory and Other Services                         27
          6.      Brokerage Allocations and Other Practices                      29
          7.      Classes of Shares                                              30
          8.      Purchases, Redemptions, Pricing and Payments to Dealers        31
          9.      Taxation of the Funds                                          33
          10.     Underwriter                                                    35
          11.     Performance                                                    35
          12.     Financial Statements                                           37
          Appendix A.      Fund Portfolio Information Recipients                 38
          Appendix B.      Proxy Voting Policies and Procedures                  44

                                       1.
                                  FUND HISTORY

Lord Abbett Securities Trust (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust was organized as a Delaware business trust on February 26, 1993, with an unlimited amount of shares of beneficial interest authorized. The Trust has seven funds or series, but only Class Y shares of All Value Fund, Alpha Fund, International Core Equity Fund, International Opportunities Fund, and Large-Cap Value Fund are described in this SAI.

                                       2.
                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS. Each Fund's investment objective in the Prospectus cannot be changed without approval of a majority of each Fund's outstanding shares. Each Fund is also subject to the following fundamental investment restrictions that cannot be changed without approval of a majority of each Fund's outstanding shares.

Each Fund may not:

     (1) borrow money, except that (i) it may borrow from banks (as defined in the Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) it may borrow up to an additional 5% of its total assets for temporary purposes, (iii) it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) it may purchase securities on margin to the extent permitted by applicable law;

     (2) pledge its assets (other than to secure borrowings, or to the extent permitted by each Fund's investment policies as permitted by applicable law);

     (3) engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (4) make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

     (5) buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein), or commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

     (6) with respect to 75% of its gross assets, buy securities of one issuer representing more than (i) 5% of its gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) 10% of the voting securities of such issuer;

     (7) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or

     (8) issue senior securities to the extent such issuance would violate applicable law.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first restriction with which the Funds must comply on a continuous basis.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. In addition to the investment objective of each Fund, and the investment restrictions above that cannot be changed without shareholder approval, each Fund is also subject to the following non-fundamental investment restrictions that may be changed by the Board of Trustees (the "Board") without shareholder approval.

Each Fund may not:

     (1) make short sales of securities or maintain a short position except to the extent permitted by applicable law;

     (2) invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933 ("Rule 144A"), determined by Lord Abbett to be liquid, subject to the oversight of the Board;

     (3) invest in securities issued by other investment companies except to the extent permitted by applicable law (the All Value Fund and the International Opportunities Fund may not, however, rely on Sections 12(d)(1)(F) and 12(d)(1)(G) of the Act);

     (4) invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of a Fund's total assets (included within such limitation, but not to exceed 2% of its total assets, are warrants which are not listed on the New York Stock Exchange ("NYSE") or American Stock Exchange or a major foreign exchange);

     (5) invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or other development programs, except that it may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities;

     (6) write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in its Prospectus and SAI, as they may be amended from time to time; or

     (7) buy from or sell to any of the Trust's officers, trustees, employees, or its investment adviser or any of the adviser's officers, partners or employees, any securities other than shares of the Trust.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security.

PORTFOLIO TURNOVER RATE. For the fiscal years ended October 31, 2004 and 2003, the portfolio turnover rate was 2.59% and 2.47%, respectively for the Alpha Fund; 21.92% and 36.39%, respectively for the All Value Fund; and 75.56% and 72.36%, respectively for the International Opportunities Fund. For the year ended October 31, 2004 and the period June 23, 2003 (commencement of investment operations) through October 31, 2003, Large-Cap Value Fund had a portfolio turnover rate of 30.53% and 8.87%, respectively. For the period December 15, 2003 (commencement of investment operations) to October 31, 2004, the portfolio turnover rate was 142.16% for International Core Equity Fund. During the last fiscal year, the International Core Equity Fund's portfolio turnover rate was higher than its normally expected rate of 60 to 100% due to its sale of certain securities believed to have exceeded their estimated long-term economic value; the Fund also took advantage of volatility in the markets in which it principally invests in an attempt to increase performance.

ADDITIONAL INFORMATION ON PORTFOLIO RISKS, INVESTMENTS AND TECHNIQUES. This section provides further information on certain types of investments and investment techniques that may be used by each Fund, including their associated risks. In the case of the Alpha Fund, references to each Fund refers to the underlying funds.

BORROWING MONEY. Each Fund may borrow money for certain purposes as described above under "Fundamental Investment Restrictions." If a Fund borrows money and experiences a decline in its net asset value, the borrowing will increase its losses.

BRADY BONDS. International Core Equity Fund and International Opportunities Fund may invest in so-called "Brady Bonds," which are securities created through the exchange of existing commercial bank loans to public and private entities for new bonds in connection with debt restructuring under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are currently actively traded in the over the counter secondary market for debt instruments. Brady Bonds do not have a long payment history and are subject to, among other things, the risk of default. In light of the history of commercial bank loan defaults by Latin American public and private entities, investment in Brady Bonds may be viewed as speculative.

Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in the amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk").

CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. Convertible securities are preferred stocks or debt obligations that are convertible into common stock. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. Convertible securities have both equity and fixed income risk characteristics. Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. The market value of convertible securities tends to decline as interest rates increase. If, however, the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. In such a case, a convertible security may lose much or all of its value if the value of the underlying common stock then falls below the conversion price of the security. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly based on its fixed income characteristics, and thus, may not necessarily decline in price as much as the underlying common stock.

DEBT SECURITIES. Each Fund may invest in debt securities, such as bonds, debentures, government obligations, commercial paper and pass-through instruments. The value of debt securities may fluctuate based on changes in interest rates and the issuer's financial condition. When interest rates rise or the issuer's financial condition worsens or is perceived by the market to be at greater risk, the value of debt securities tends to decline.

DEPOSITARY RECEIPTS. Each Fund may invest in American Depositary Receipts ("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market, liquidity, currency, political, information, and other risks. Although All Value Fund and Large-Cap Value Fund may not invest more than 10% of their net assets in foreign securities, ADRs are not subject to this limitation. For purposes of International Core Equity Fund's and International Opportunities Fund's investment policies, ADRs are treated as foreign securities.

EMERGING COUNTRIES. International Core Equity Fund and International Opportunities Fund may invest up to 20% of their net assets in emerging country securities. International Core Equity Fund considers emerging markets to be those included in the MSCI Emerging Market Free Index, while the International Opportunities Fund considers emerging markets to be those markets not included in the developed markets of the S&P/Citigroup US$500 Million - US$2.5 Billion World ex-U.S. Index. The securities markets of emerging countries tend to be less liquid, especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and not to be subject to as extensive and frequent accounting, financial and other reporting requirements as securities issued in more developed countries. Further, investing in the securities of issuers located in certain emerging countries may present a greater risk of loss resulting from problems in security registration and custody or substantial economic or political disruptions.

FOREIGN CURRENCY OPTIONS. International Core Equity Fund and International Opportunities Fund may take positions in options on foreign currencies to hedge against the risk that foreign exchange rate fluctuations will affect the value of foreign securities each Fund holds in its portfolio or intends to purchase. For example, if a Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. A Fund's ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

Transaction costs may be higher because the quantities of currencies underlying option contracts that the Funds may enter represent odd lots in a market dominated by transactions between banks.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

Each Fund may effectively terminate its rights or obligations under options by entering into closing transactions. Closing transactions permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar. Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions. As a result, changes in the value of an option position may have no relationship to the investment merit of the foreign currency. Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

Options normally have expiration dates of up to nine months. The exercise price may be below, equal to or above the current market value of the underlying currency. Options that expire unexercised have no value, and the Funds will realize a loss of any premium paid and any transaction costs. Although the Funds intend to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Funds, there can be no assurance that the Funds will be able to liquidate an option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, the Funds may be unable to liquidate a foreign currency option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Funds would have to exercise those options that they had purchased in order to realize any profit.

FOREIGN CURRENCY TRANSACTIONS. In accordance with each Fund's investment objective and policies, each Fund may engage in spot transactions and may use forward contracts to protect against uncertainty in the level of future exchange rates.

Each Fund may enter into forward contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

Each Fund also may use forward contracts in connection with existing portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that Lord Abbett believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. For example, when Lord Abbett believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements may not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity date of a forward contract that requires a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

FOREIGN SECURITIES. International Core Equity Fund and International Opportunities Fund may invest all of their net assets in foreign securities of companies principally based outside the United States. All Value Fund and Large-Cap Value Fund may invest up to 10% of their net assets in foreign securities that are primarily traded outside the United States. The underlying funds in which the Alpha Fund invests also may invest all or a portion of their assets in foreign securities. Foreign securities may involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers, including the following:

     - Foreign securities may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to foreign securities and changes in exchange control regulations (i.e., currency blockage). A decline in the exchange rate of the foreign currency in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security in U.S. dollars.
     - Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S.
     - Clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures may be unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.
     - Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a comparable U.S. issuer.
     - There is generally less government regulation of foreign markets, companies and securities dealers than in the U.S.
     - Foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.
     - Foreign securities may trade on days when a Fund does not sell shares. As a result, the value of a Fund's portfolio securities may change on days an investor may not be able to purchase or redeem Fund shares.
     - With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of a Fund, and political or social instability or diplomatic developments that could affect investments in those countries. In addition, a Fund may invest in less developed countries, sometimes referred to as emerging markets. The risks of investing in foreign markets are generally more severe in emerging markets.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Although each Fund has no current intention of doing so, each Fund may engage in futures and options on futures transactions in accordance with its investment objectives and policies.

Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits. At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash or eligible securities called "initial margin." Subsequent payments, called "variation margin," are made on a daily basis as the market price of the futures contract or option fluctuates.

Each Fund may purchase and sell futures contracts and purchase and write call and put options on futures contracts for bona fide hedging purposes, including to hedge against changes in interest rates, securities prices, or to the extent a Fund invests in foreign securities, currency exchange rates, or in order to pursue risk management strategies, including gaining efficient exposure to markets and minimizing transaction costs. Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. A Fund may not purchase or sell futures contracts, options on futures contracts or options on currencies traded on a CFTC-regulated exchange for non-bona fide hedging purposes if the aggregate initial margin and premiums required to establish such positions would exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on any such contracts it has entered into.

Futures contracts and options on futures contracts present substantial risks, including the following:

     - While a Fund may benefit from the use of futures and related options, unanticipated market events may result in poorer overall performance than if a Fund had not entered into any futures or related options transactions.
     - Because perfect correlation between a futures position and a portfolio position that a Fund intends to hedge is impossible to achieve, a hedge may not work as intended, and a Fund may thus be exposed to additional risk of loss.
     - The loss that a Fund may incur in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.
     - Futures markets are highly volatile, and the use of futures may increase the volatility of a Fund's net asset value.
     - As a result of the low margin deposits normally required in futures and options on futures trading, a relatively small price movement in a contract may result in substantial losses to a Fund.
     - Futures contracts and related options may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.
     - The counterparty to an OTC contract may fail to perform its obligations under the contract.

STOCK INDEX FUTURES. Although each Fund has no current intention of doing so, each Fund and the underlying funds in which Alpha Fund invests, may seek to reduce the volatility in its portfolio through the use of stock index futures contracts. A stock index futures contract is an agreement pursuant to which two parties agree, one to receive and the other to pay, on a specified date an amount of cash equal to a specified dollar amount -- established by an exchange or board of trade -- times the difference between the value of the index at the close of the last trading day of the contract and the price at which the futures contract is originally written. The purchaser pays no consideration at the time the contract is entered into; the purchaser only pays a good faith deposit.

The market value of a stock index futures contract is based primarily on the value of the underlying index. Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract. If a stock index is established that is made up of securities whose market characteristics closely parallel the market characteristics of the securities in a Fund's portfolio, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of the portfolios. Thus, if a Fund sells futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e., the size of the futures position). Conversely, when a Fund has cash available (for example, through substantial sales of shares) and wishes to invest the cash in anticipation of a rising market, the Fund could rapidly hedge against the expected market increase by buying futures contracts to offset the cash position and thus cushion the adverse effect of attempting to buy individual securities in a rising market. Stock index futures contracts are subject to the same risks as other futures contracts discussed above under "Futures Contracts and Options on Futures Contracts." To date, each Fund has not entered into any stock index futures contracts and has no present intention to do so.

ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

     -    Domestic and foreign securities that are not readily marketable.
     - Repurchase agreements and time deposits with a notice or demand period of more than seven days.
     - Certain restricted securities, unless Lord Abbett determines, subject to the oversight of the Board, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A ("144A Securities") and is liquid.

144A Securities may be resold to a qualified institutional buyer without registration and without regard to whether the seller originally purchased the security for investment. Investing in 144A Securities may decrease the liquidity of each Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

INVESTMENT COMPANIES. Each Fund (other than Alpha Fund, a "fund of funds" that invests substantially all of its assets in certain other Lord Abbett-sponsored funds) may invest in securities of other investment companies subject to limitations prescribed by the Act, except All Value Fund and International Opportunities Fund cannot rely on Sections 12(d)(1)(F) and (G). These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of a Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which it invests. Such investment companies will generally be money market funds or have investment objectives, policies and restrictions substantially similar to those of the investing Fund and will be subject to substantially the same risks.

Each Fund may, consistent with its investment policies, invest in investment companies established to accumulate and hold a portfolio of securities that is intended to track the price performance and dividend yield of a well-known securities index. A Fund may use such investment company securities for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of such securities may not perfectly parallel the price movement of the underlying index. An example of this type of security is the Standard & Poor's Depositary Receipt, commonly known as a "SPDR."

International Core Equity Fund and International Opportunities Fund may invest in foreign countries through investment companies. Some emerging countries have laws and regulations that currently preclude direct foreign investments in the securities of their companies. However, indirect foreign investment in the securities of such countries is permitted through investment funds that have been specifically authorized. In addition to the additional fees associated with such indirect investments, these investments are subject to the risks of investing in foreign securities.

REITs. Each Fund may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. Like regulated investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code"). By investing in a REIT, a Fund will indirectly bear its proportionate share of any expenses paid by the REIT in addition to the expenses of the Fund.

Investing in REITs involves certain risks. A REIT may be affected by changes in the value of the underlying property owned by such REIT or by the quality of any credit extended by the REIT. REITs are dependent on management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs are also subject to interest rate risks.

LISTED OPTIONS ON SECURITIES. Each Fund may purchase and write national and international securities exchange-listed put and call options on securities or securities indices in accordance with its investment objectives and policies. A "call option" is a contract sold for a price giving its holder the right to buy a specific amount of securities at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. Each Fund may write covered call options that are traded on a national or international securities exchange with respect to securities in its portfolio in an attempt to increase income and to provide greater flexibility in the disposition of portfolio securities. During the period of the option, a Fund forgoes the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds its net premium). Each Fund may also enter into "closing purchase transactions" in order to terminate their obligation to deliver the underlying security. This may result in a short-term gain or loss. A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written. If a Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation.

A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. Writing listed put options may be a useful portfolio investment strategy when the Fund has cash or other reserves available for investment as a result of sales of Fund shares or when the investment manager believes a more defensive and less fully invested position is desirable in light of market conditions. Each Fund will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options, except that the International Opportunities Fund may not exceed 5% of its total assets. Each Fund may write covered put options to the extent that cover for such options does not exceed 15% of its net assets, except the International Opportunities Fund may not exceed 25% of its net assets. Each Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of the Fund's net assets at the time an option is written.

The purchase and writing of options is a highly specialized activity that involves special investment risks. Each Fund may use options for hedging or cross hedging purposes or to seek to increase total return (which is considered a speculative activity). If Lord Abbett is incorrect in its expectation of changes in market prices or determination of the correlation between the securities on which options are based and a Fund's portfolio securities, the Fund may incur losses. The use of options can also increase a Fund's transaction costs.

LOWER-RATED DEBT SECURITIES. Each Fund may invest up to 20% of its assets in lower-rated debt securities (also referred to as "junk bonds") that are rated BB/Ba or lower and may pay a higher yield, but entail greater risks, than investment grade debt securities. When compared to investment grade debt securities, lower-rated debt securities:

     - have a higher risk of default and their prices can be much more volatile due to lower liquidity;
     -    tend to be less sensitive to interest rate changes; and
     - pose a greater risk that exercise of any of their redemption or call provisions in a declining market may result in their replacement by lower-yielding bonds.

In addition, while the market for lower-rated, corporate debt securities has been in existence for many years, the market in recent years experienced a dramatic increase in the large-scale use of such securities to fund highly-leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of this market, especially during periods of economic recession.

Since the risk of default is higher among lower-rated debt securities, Lord Abbett's research and analysis is an important ingredient in the selection of such securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, a Fund seeks to reduce this risk. There can be no assurance, however, that this risk will in fact be reduced and that losses will not occur. Each Fund does not have any minimum rating criteria applicable to the fixed-income securities in which it invests.

MORTGAGE-RELATED SECURITIES. The mortgage- and asset-backed securities in which each Fund may invest may be particularly sensitive to changes in prevailing interest rates. Like other debt securities, when interest rates rise, the value of mortgage- and other asset-backed securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. Early repayment of principal on some mortgage-related securities may deprive a Fund of income payments above current market rates. The rate of prepayments on underlying mortgages also will affect the price and volatility of a mortgage-related security. The value of some mortgage-related and other asset-backed securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

OVER-THE-COUNTER OPTIONS. International Core Equity Fund and International Opportunities Fund may enter over-the-counter options contracts ("OTC options"). OTC options differ from exchange-traded options in several respects. OTC options are transacted directly with dealers and not with a clearing corporation and there is a risk of nonperformance by the dealer as a result of the insolvency of the dealer or otherwise, in which event, a Fund may experience material losses. However, in writing OTC options, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options. Since there is no exchange, pricing normally is done by reference to information from market makers, which information is carefully monitored by Lord Abbett and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any given time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, generally it can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option also might find it difficult to terminate its position on a timely basis in the absence of a secondary market.

Each Fund and Lord Abbett believe that such dealers present minimal credit risks to the Fund and, therefore, should be able to enter into closing transactions if necessary. Each Fund currently will not engage in OTC options transactions if the amount invested by a Fund in OTC options plus a "liquidity charge" related to OTC options written by the Fund, plus the amount invested by the Fund in illiquid securities, would exceed 10% of the Fund's net assets. The "liquidity charge" referred to above is computed as described below.

Each Fund anticipates entering into agreements with dealers to which the Fund sells OTC options. Under these agreements a Fund would have the absolute right to repurchase the OTC options from the dealer at any time at a price no greater than a price established under the agreements (the "Repurchase Price"). The "liquidity charge" referred to above for a specific OTC option transaction will be the Repurchase Price related to the OTC option less the intrinsic value of the OTC option. The intrinsic value of an OTC call option for such purposes will be the amount by which the current market value of the underlying security exceeds the exercise price. In the case of an OTC put option, intrinsic value will be the amount by which the exercise price exceeds the current market value of the underlying security. If there is no such agreement requiring a dealer to allow a Fund to repurchase a specific OTC option written by the Fund, the "liquidity charge" will be the current market value of the assets serving as "cover" for such OTC option.

PREFERRED STOCK, WARRANTS AND RIGHTS. Each Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stockholders but after bond holders and other creditors. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer's common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative and may result in a total loss of the money invested.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction by which the purchaser acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed-upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. Each Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises ("U.S. Government Securities") having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). Such agreements permit a Fund to keep all of their assets at work while retaining flexibility in pursuit of investments of a longer term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of them. Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties. Each Fund intends to limit repurchase agreements to transactions with dealers and financial institutions believed by Lord Abbett, as the investment manager, to present minimal credit risks. Lord Abbett will monitor the creditworthiness of the repurchase agreement sellers on an ongoing basis.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). This risk is greatly reduced because the Fund receives cash equal to 100% of the price of the security sold. Engaging in reverse repurchase agreements may also involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Each Fund will attempt to minimize this risk by managing its duration. Each Fund's reverse repurchase agreements will not exceed 20% of the Fund's net assets.

SECURITIES LENDING. Each Fund may lend portfolio securities to registered broker-dealers. These loans may not exceed 30% of a Fund's total assets. Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government Securities or other permissible means at least equal to 102% of the market value of the domestic securities loaned and 105% in the case of foreign securities loaned. A Fund may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Fund and is acting as a "placing broker." No fee will be paid to affiliated persons of a Fund.

By lending portfolio securities, each of the Funds can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities or other forms of non-cash collateral are received. Lending portfolio securities could result in a loss or delay in recovering a Fund's securities if the borrower defaults.

SHORT SALES. Each Fund may make short sales of securities or maintain a short position, if at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short. Each Fund does not intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales.

STRUCTURED SECURITIES. International Core Equity Fund and International Opportunities Fund may invest in structured securities. Structured securities are securities whose value is determined by reference to changes in the value of specific securities, currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. Structured securities may be positively or negatively indexed, so the appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. Structured securities may present additional risks that are different from those associated with a direct investment in fixed-income or equity securities; they may be more volatile, less liquid and more difficult to price accurately and subject to additional credit risks.

SWAPS. International Core Equity Fund and International Opportunities Fund may enter into swaps relating to indexes, currencies, interest rates, equity and debt interests of foreign issuers without limit. A swap transaction is an agreement between the Fund and a counterparty to act in accordance with the terms of the swap contract. Index swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Currency swaps involve the exchange of cash flows on a notional amount of two or more currencies based on their relative future values. An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or single stock. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, to protect against currency fluctuations, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swaps have risks associated with them including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

Each Fund will usually enter into swaps on a net basis (i.e. the two payments streams are netted out in a cash settlement on the payment date or dates specified in the agreement, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Where swaps are entered into for good faith hedging purposes, and Lord Abbett believes such obligations do not constitute senior securities under the Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. Where swaps are entered into for other than hedging purposes, the Fund will segregate an amount of cash or liquid securities having a value equal to the accrued excess of its obligations over entitlements with respect to each swap on a daily basis.

TEMPORARY DEFENSIVE INVESTMENTS. As described in the Prospectuses, each Fund is authorized to temporarily invest a substantial amount, or even all, of its assets in various short-term fixed income securities to take a defensive position. These securities include:

     - U.S. Government Securities. These securities include Treasury bills, notes and bonds.
     - Commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.
     - Bank certificates of deposit and time deposits. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.
     - Bankers' acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.
     -    Repurchase agreements.
     -    Comparable foreign income securities.

WHEN-ISSUED OR FORWARD TRANSACTIONS. Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government Securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund's custodian in order to pay for the commitment. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date that could result in depreciation of the value of fixed-income when-issued securities. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

POLICIES AND PROCEDURES GOVERNING DISCLOSURE OF PORTFOLIO HOLDINGS. The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis. Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand. Except as noted in the three instances below, the Funds do not provide portfolio holdings to any third party until they are made available to the general public on Lord Abbett's website at www.LordAbbett.com or otherwise. The exceptions are as follows:

     1. The Funds may provide their portfolio holdings to (a) third parties that render services to the Funds relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent public accounting firms, counsel, etc.), as appropriate to the service being provided to the Funds, on a daily, monthly, calendar quarterly or annual basis within 15 days following the end of the period, and (b) third party consultants on a monthly or calendar quarterly basis within 15 days following period-end for the sole purpose of performing their own analyses with respect to the Funds. The Funds may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Funds;

     2. The Funds may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of up to the ten largest portfolio positions, and/or portfolio performance attribution information as of the month-end within 15 days thereafter to certain Financial Intermediaries; and

     3. The Funds may provide their portfolio holdings or related information in response to governmental requests or subpoenas or in similar circumstances.

Before providing schedules of their portfolio holdings to a third party in advance of making them available to the general public, the Funds obtain assurances through contractual obligations, certifications or other appropriate means such as due diligence sessions and other meetings to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings, and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Funds related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Funds and/or their investment strategies, or as otherwise agreed to among the parties. In addition and also in the case of other portfolio related information, written materials will contain appropriate legends requiring that the information be kept confidential and restricting the use of the information. An executive officer of each Fund approves these arrangements subject to the Board's review and oversight, and Lord Abbett provides reports at least semi-annually to the Board concerning them. The Board also reviews the Funds' policies and procedures governing these arrangements on an annual basis. These policies and procedures may be modified at any time with the approval of the Board.

Neither the Funds, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Funds related to the Funds' portfolio holdings. For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Funds. Neither the Funds, Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio related information under which the third party would maintain assets in the Funds or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons.

Lord Abbett's Compliance Department periodically reviews and evaluates Lord Abbett's adherence to the above policies and procedures, including the existence of any conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand. The Compliance Department reports to the Board at least annually regarding its assessment of compliance with these policies and procedures.

FUND PORTFOLIO INFORMATION RECIPIENTS. Attached as Appendix A is a list of the third parties that may receive portfolio holdings information under the circumstances described above.

                                       3.
                             MANAGEMENT OF THE FUNDS

The Board is responsible for the management of the business and affairs of each Fund in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. As discussed fully below, the Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

INTERESTED TRUSTEE
The following Trustee is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 50 portfolios or series.

                                 CURRENT POSITION
NAME, ADDRESS AND                LENGTH OF SERVICE     PRINCIPAL OCCUPATION
DATE OF BIRTH                    WITH TRUST            DURING PAST FIVE YEARS                OTHER DIRECTORSHIPS
-----------------                -----------------     ----------------------                -------------------
ROBERT S. DOW                    Trustee since 1993;   Managing Partner and Chief            N/A
Lord, Abbett & Co. LLC           Chairman since 1996   Investment Officer of Lord Abbett
90 Hudson Street                                       since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945

INDEPENDENT TRUSTEES
The following independent or outside Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 50 portfolios or series.

                                 CURRENT POSITION
NAME, ADDRESS AND                LENGTH OF SERVICE     PRINCIPAL OCCUPATION
DATE OF BIRTH                    WITH TRUST            DURING PAST FIVE YEARS                OTHER DIRECTORSHIPS
-----------------                -----------------     ----------------------                -------------------
E. THAYER BIGELOW                Trustee since 1994    Managing General Partner, Bigelow     Currently serves as
Emmerling Communications                               Media, LLC (since 2000); Senior       director of Adelphia
41 Madison Ave., Suite 3810                            Adviser, Time Warner Inc. (1998 -     Communications, Inc.,
New York, NY                                           2000); Acting Chief Executive         Crane Co., and Huttig
Date of Birth: 10/22/1941                              Officer of Courtroom Television       Building Products, Inc.
                                                       Network  (1997 - 1998); President
                                                       and Chief Executive Officer of Time
                                                       Warner Cable Programming, Inc.
                                                       (1991 - 1997).

WILLIAM H.T. BUSH                Trustee since 1998    Co-founder and Chairman of the        Currently serves as
Bush-O'Donnell & Co., Inc.                             Board of the financial advisory       director of Wellpoint
101 South Hanley Road                                  firm of Bush-O'Donnell & Company      Health Networks, Inc.,
Suite 1250                                             (since 1986).                         since 2002 and
St. Louis, MO                                                                                Engineered Support
Date of Birth: 7/14/1938                                                                     Systems, Inc. (since
                                                                                             2000).

ROBERT B. CALHOUN, JR.           Trustee since 1998    Managing Director of Monitor          Currently serves as
Monitor Clipper Partners                               Clipper Partners (since 1997) and     director of Avondale,
Two Canal Park                                         President of Clipper Asset            Inc., and Interstate
Cambridge, MA                                          Management Corp. (since 1991), both   Bakeries Corp.
Date of Birth: 10/25/1942                              private equity investment funds.

JULIE A. HILL                    Trustee since 2004    Owner and CEO of the Hillsdale        Currently serves as
1280 Bison                                             Companies, a business consulting      director of Wellpoint
Newport Coast, CA                                      firm (since 1998); Founder,           Health Networks, Inc.;
Date of Birth: 7/16/1946                               President and Owner of the            Resources Connection
                                                       Hiram-Hill and Hillsdale              Inc.; and Holcim (US)
                                                       Development Companies (1998 to        Inc..= (a subsidiary of
                                                       2000).                                Holcim, Ltd.)

FRANKLIN W. HOBBS                Trustee since 2001    Former Chief Executive Officer of     Currently serves as
One Equity Partners                                    Houlihan Lokey Howard & Zukin, an     director of Adolph Coors
320 Park Ave. (18th Floor)                             investment bank (January 2002 to      Company.
New York, NY                                           April 2003); Chairman of Warburg
Date of Birth: 7/30/1947                               Dillon Read (1999 - 2001); Global
                                                       Head of Corporate Finance of SBC
                                                       Warburg Dillon Read (1997 - 1999);
                                                       Chief Executive Officer of Dillon,
                                                       Read & Co. (1994 - 1997).

C. ALAN MACDONALD                Trustee since 1993    Retired - General Business and        Currently serves as
P.O. Box 4393                                          Governance Consulting (since 1992);   director of H.J. Baker
Greenwich, CT                                          formerly President and CEO of         (since 2003).
Date of Birth: 5/19/1933                               Nestle Foods.

THOMAS J. NEFF                   Trustee since 1993    Chairman of Spencer Stuart (U.S.),    Currently serves as
Spencer Stuart                                         an executive search consulting firm   director of Ace, Ltd.
277 Park Avenue                                        (since 1996); President of Spencer    (since 1997) and Hewitt
New York, NY                                           Stuart (1979-1996).                   Associates, Inc.
Date of Birth: 10/2/1937

OFFICERS
None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord
Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

                                  CURRENT
   NAME AND                       POSITION WITH       LENGTH OF SERVICE      PRINCIPAL OCCUPATION
   (DATE OF BIRTH)                TRUST               OF CURRENT POSITION    DURING PAST FIVE YEARS
   ---------------                -------------       -------------------    ----------------------
   ROBERT S. DOW                  Chief Executive     Elected in 1993        Managing Partner and Chief Investment
   (3/8/1945)                     Officer and                                Officer of Lord Abbett since 1996.
                                  President

   SHOLOM DINSKY                  Executive Vice      Elected in 2003        Partner and Large Cap Value Investment
   (3/24/1944)                    President                                  Manager, joined Lord Abbett in 2000,
                                                                             formerly Managing Director of Prudential
                                                                             Asset Management, prior thereto Director
                                                                             of Equity Research and Senior Vice President
                                                                             at Mitchell Hutchins Asset Management.

   LESLEY-JANE DIXON              Executive Vice      Elected in 1999        Partner and Investment Manager, joined
   (1/1/1964)                     President                                  Lord Abbett in 1995.

   ROBERT P. FETCH                Executive Vice      Elected in 1999        Partner and Small-Cap Value Senior
   (2/18/1953)                    President                                  Investment Manager, joined Lord Abbett in
                                                                             1995.

   KENNETH G. FULLER              Executive Vice      Elected in 2003        Investment Manager - Large Cap Value,
   (4/22/1945)                    President                                  joined Lord Abbett in 2002, formerly
                                                                             Portfolio Manager and Senior Vice
                                                                             President at Pioneer Investment
                                                                             Management, Inc. from 1999 to 2002; prior
                                                                             thereto Principal, Manley, Fuller Asset
                                                                             Management.

   HOWARD E. HANSEN               Executive Vice      Elected in 2003        Partner and Investment Manager, joined
   (10/13/1961)                   President                                  Lord Abbett in 1995.

   GERARD S. E. HEFFERNAN, JR.    Executive Vice      Elected in 1999        Partner and Research Analyst, joined Lord
   (9/7/1963)                     President                                  Abbett in 1998.

   VINCENT J. MCBRIDE             Executive Vice      Elected in 2003        Senior Investment Manager, International
   (5/8/1964)                     President                                  Core Equity, joined Lord Abbett in 2003,
                                                                             formerly Managing Director and Portfolio
                                                                             Manager at Warburg Pincus Asset Management
                                                                             and Credit Suisse Asset Management.

   ROBERT G. MORRIS               Executive Vice      Elected in 1998        Partner and Director of Equity Investments,
   (11/6/1944)                    President                                  joined Lord Abbett in 1991.

   ELI M. SALZMANN                Executive Vice      Elected in 2003        Partner and Director of Institutional
   (3/24/1964)                    President                                  Equity Investments, joined Lord Abbett in
                                                                             1997.

   HAROLD SHARON                  Executive Vice      Elected in 2003        Investment Manager and Director,
   (9/23/1960)                    President                                  International Core Equity Management, joined
                                                                             Lord Abbett in 2003, formerly Financial
                                                                             Industry Consultant and Venture Capitalist
                                                                             from 2001 to 2003, prior thereto Managing
                                                                             Director of Warburg Pincus Asset Management
                                                                             and Credit Suisse Asset Management.

   YAREK ARANOWICZ                Vice President      Elected in 2003        Investment Manager, joined Lord Abbett in
   (5/8/1963)                                                                2003, prior thereto Vice President, Head
                                                                             of Global Emerging Markets Funds of
                                                                             Warburg Pincus Asset Management and Credit
                                                                             Suisse Asset Management.

   TRACIE E. AHERN                Vice President      Elected in 1999        Partner and Director of Portfolio
   (1/12/1968)                                                               Accounting and Operations, joined Lord
                                                                             Abbett in 1999.

   JAMES BERNAICHE                Chief               Elected in 2004        Chief Compliance Officer, joined Lord
   (/28/1956)                     Compliance                                 Abbett in 2001; formerly Chief Compliance
                                  Officer                                    Officer with Credit-Suisse Asset Management
                                                                             since 1998.

   JOAN A. BINSTOCK               Chief Financial     Elected in 1999        Partner and Chief Operations Officer,
   (3/4/1954)                     Officer and Vice                           joined Lord Abbett in 1999, prior thereto
                                  President                                  Chief Operating Officer of Morgan Grenfell.

   DAVID G. BUILDER               Vice President      Elected in 2001        Equity Analyst, joined Lord Abbett in 1998.
   (1/4/1954)

   DANIEL E. CARPER               Vice President      Elected in 1993        Partner, joined Lord Abbett in 1979.
   (1/22/1952)

   JOHN J. DICHIARO               Vice President      Elected in 2000        Partner and Senior Strategy Coordinator -
   (7/30/1957)                                                               Small Cap Growth, joined Lord Abbett in
                                                                             2000, prior thereto Vice President -
                                                                             Securities Group of Wafra Investment
                                                                             Advisory Group.

   DANIEL H. FRASCARELLI          Vice President      Elected in 2001        Partner and Investment Manager, joined
   (3/11/1954)                                                               Lord Abbett in 1990.

   PAUL A. HILSTAD                Vice President      Elected in 1996        Partner and General Counsel, joined Lord
   (12/13/1942)                   and Secretary                              Abbett in 1995.

   TODD D. JACOBSON               Vice President      Elected in 2003        Investment Manager, International Core
   (10/28/1966)                                                              Equity, joined Lord Abbett in 2003, formerly
                                                                             Director and Portfolio Manager at Warburg
                                                                             Pincus Asset Management and Credit Suisse
                                                                             Asset Management from 2002 to 2003; prior
                                                                             thereto Associate Portfolio Manager of Credit
                                                                             Suisse Asset Management.

   LAWRENCE H. KAPLAN             Vice President      Elected in 1997        Partner and Deputy General Counsel, joined
   (1/16/1957)                    and Assistant                              Lord Abbett in 1997.
                                  Secretary

   A. EDWARD OBERHAUS, III        Vice President      Elected in 1993        Partner and Manager of Equity Trading,
   (12/21/1959)                                                              joined Lord Abbett in 1983.

   F. THOMAS O'HALLORAN           Vice President      Elected in 2003        Partner and Investment Manager, joined
   (2/19/1955)                                                               Lord Abbett in 2001, formerly Executive
                                                                             Director/Senior Research Analyst at Dillon
                                                                             Read/UBS Warburg.

   TODOR PETROV                   Vice President      Elected in 2003        Investment Manager, joined Lord Abbett in
   (5/18/1974)                                                               2003, formerly Associate Portfolio Manager
                                                                             of Credit Suisse Asset Management from
                                                                             1999 to 2003; prior thereto Summer
                                                                             Associate of Warburg Pincus Funds.

   CHRISTINA T. SIMMONS           Vice President      Elected in 2000        Assistant General Counsel, joined Lord
   (11/12/1957)                   and Assistant                              Abbett in 1999, formerly Assistant General
                                  Secretary                                  Counsel of Prudential Investments from 1998
                                                                             to 1999, prior thereto Counsel of Drinker,
                                                                             Biddle & Reath LLP, a law firm.

   BERNARD J. GRZELAK             Treasurer           Elected in 2003        Director of Fund Administration, joined
   (6/12/1971)                                                               Lord Abbett in 2003, formerly Vice President,
                                                                             Lazard Asset Management from 2000 to 2003,
                                                                             prior thereto Manager of Deloitte & Touche
                                                                             LLP.

COMMITTEES
The standing committees of the Board are the Audit Committee, the Proxy Committee, and the Nominating and Governance Committee.

The Audit Committee is composed wholly of Trustees who are not "interested persons" of the Funds. The members of the Audit Committee are Messrs. Bigelow, Calhoun, and Hobbs, and Ms. Hill. The Audit Committee provides assistance to the Board in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Funds, and the quality and integrity of the Funds' financial reports. Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of the Funds' independent public accounting firm and considering violations of the Funds' Code of Ethics to determine what action should be taken. The Audit Committee meets quarterly and during the past fiscal year met four times.

The Proxy Committee is composed of at least two Trustees who are not "interested persons" of the Funds, and also may include one or more Trustees who are partners or employees of Lord Abbett. The current members of the Proxy Committee are three independent Trustees: Messrs., Bush, MacDonald, and Neff. The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest. During the past fiscal year, the Proxy Committee met five times.

The Nominating and Governance Committee is composed of all the Trustees who are not "interested persons" of the Funds. Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as independent Trustees and as committee members; and (ii) periodically reviewing director/trustee compensation. During the past fiscal year, the Nominating and Governance Committee met times. The Nominating and Governance Committee has adopted policies with respect to its consideration of any individual recommended by the Funds' shareholders to serve as an independent Trustee. A shareholder who would like to recommend a candidate may write to the Fund.

APPROVAL OF ADVISORY CONTRACTS
At meetings on December 9, 2004, the Board of Directors of the Funds, including all Directors who are not interested persons of the Funds (the "Board"), considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of each Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2004, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for each Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of each Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing each Fund.

The specific considerations as to each Fund are discussed below.

LARGE-CAP VALUE FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures noted that the performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month and one-year periods and since the inception of the fund (June 30, 2003). The Board also noted that the performance was below that of the Lipper Large-Cap Value Index for each of those periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees for the Fund were approximately forty basis points below the median of the peer group and that actual management and administrative services fees were approximately eight basis points below the median. The Board also noted that, since the Fund's inception, Lord Abbett had agreed to cap the Fund's Class A total expense ratio at 0.95%, the Classes B and C total expense ratios at 1.60%, the Class P total expense ratio at 1.05%, and the Class Y total expense ratio at 0.60%, with the result that the total expense ratio of Class A was approximately fifty basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately fifty-four basis points below the median, the total expense ratio of Class P was approximately two basis points above the median, and the total expense ratio of Class Y was approximately forty-two basis points below the median.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

ALL VALUE FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class C shares of the Fund was in the third quintile of its performance universe for the nine-month and one-year periods and in the second quintile for the three-, five-, and ten-year periods. The Board also noted that the Fund's performance was below that of the Lipper Multi-Cap Value Index for the nine-month and three-year periods, but above that of the Index for the one-, five-, and ten-year periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees of the Fund were less than one basis point below the median of the peer group andthat the actual management fees were approximately four basis points above the median. The Board also noted that the actual total expense ratio of Class A was approximately eight basis points above the median of the peer group and that the actual total expense ratio of Class C was less than one basis point above the median. The Board noted that the contractual management fees of the Fund had been reduced, effective October 1, 2004, and were now approximately four basis points below the median of the peer group and the actual management fees would be approximately one basis point above the median of the peer group. The Board also noted that Lord Abbett had agreed to cap the total expense ratio of Class A at 0.95% and total expense ratio of Class C at 1.60% and that the total expense ratio of Class A would be approximately three basis points below the median of the peer group and the total expense ratio of Class C would be approximately two basis points below the median.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

ALPHA SERIES

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine-month, one-year, three-year, and five-year periods. The Board also noted that there was no Lipper index that would serve as an appropriate comparison for the Fund.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of a peer group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management fees were approximately eight basis points below the median of the peer group and that the actual management fees were approximately four basis points that of the median of the peer group. The Board also noted that the total expense ratio of Class A was approximately fifteen basis points below the median of the peer group and that the total expense ratios of Classes B and C were approximately the same as the median of the peer group. The Board noted that, like other funds in the peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

INTERNATIONAL OPPORTUNITIES FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month and one-year period and in the fifth quintile for the three- and five-year periods. The board also noted that the performance was above that of the Lipper International Small/Mid-Cap Growth Index for the nine-month period and below that of the Index for all other periods.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of a peer group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were approximately twenty-one basis points below the median of the peer group and that the the actual management and administrative services fees were approximately the same as the median of the peer group. The Board noted that the total expense ratio of Class A was approximately nine basis points below the median of the peer group, the total expense ratios of Classes B and C were the same as the median of the peer group, the total expense ratio of Class P was approximately fourteen basis points above the median and the total expense ratio of Class Y was approximately eighteen basis points above the median.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

INTERNATIONAL CORE EQUITY FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted that the Fund had only been in existence since December 31, 2003. The Board further noted that the performance of the Class A shares of the Fund was in the fifth quintile of its peer group and below that of the Lipper International Multi-Cap Core Index for the period since inception.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratio of the Fund and the expense ratios of a peer group. It also considered the amount and nature of the fees paid by shareholders. The Board also noted that the contractual management and administrative services fees of the Fund were approximately twenty-one basis points below the median of the peer group and that the actual management and administrative services fees were approximately nine basis points below the median. The Board noted that the total expense ratio of Class A was approximately seven basis points below the median of the peer group, the total expense ratios of Classes B and C were approximately three basis points below the median, the total expense ratio of Class P was approximately twenty-nine basis points above the median, and the total expense ratio of Class Y was approximately thirteen basis points above the median. The Board also noted that Lord Abbett had agreed to implement a total expense cap for the Fund that would limit the total expense ratio of Class A to 1.75%, the total expense ratios of Classes B and C to 2.40%, the total expense ratio of Class P to 1.85%, and the total expense ratio of Class Y to 1.40%, but that the total expense ratio of each class was below that cap at September 30, 2004.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

COMPENSATION DISCLOSURE
The following table summarizes the compensation for each of the directors/trustees of the Trust and for all Lord Abbett-sponsored funds.

The second column of the following table sets forth the compensation accrued by the Trust for outside Trustees. The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the outside directors/trustees, and amounts payable but deferred at the option of the director/trustee. No director/trustee of the funds associated with Lord Abbett and no officer of the funds received any compensation from the funds for acting as a director/trustee or officer.

(1)                        (2)                                      (3)
                           FOR THE FISCAL YEAR ENDED                FOR YEAR ENDED DECEMBER 31, 2004
                           OCTOBER 31, 2004 AGGREGATE               TOTAL COMPENSATION PAID BY THE TRUST AND
NAME OF TRUSTEE            COMPENSATION ACCRUED BY THE TRUST(1)     THIRTEEN OTHER LORD ABBETT-SPONSORED FUNDS(2)
------------------         ------------------------------------     ---------------------------------------------
E. Thayer Bigelow          $     4,281                              $     127,364
William H.T. Bush          $     4,197                              $     126,320
Robert B. Calhoun, Jr.     $     4,344                              $     127,000
Julie A. Hill*             $     3,210                              $     111,417
Franklin W. Hobbs          $     3,968                              $     118,500
C. Alan MacDonald          $     4,365                              $     131,320
Thomas J. Neff             $     3,856                              $     117,000

----------
*    Elected February 1, 2004

     1. Outside Trustees' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by the Trust to its outside Trustees may be deferred at the option of a Trustee under an equity-based plan (the "equity-based plan") that deems the deferred amounts to be invested in shares of a Fund for later distribution to the Trustees. In addition, $25,000 of each Trustee's retainer must be deferred and is deemed invested in shares of the Trust and other Lord Abbett-sponsored funds under the equity-based plan. Of the amounts shown in the second column, the total deferred amounts for the Trustees are $873, $1,350, $4,344, $1,996, $3,968, $873, and $3,856 respectively.

     2. The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2004, including fees directors/trustees have chosen to defer.

The following chart provides certain information about the dollar range of equity securities beneficially owned by each Trustee in the Funds and other Lord Abbett-sponsored funds as of December 31, 2003. The amounts shown include deferred compensation to the Trustees deemed invested in fund shares. The amounts ultimately received by the Trustees under the deferred compensation plan will be directly linked to the investment performance of the funds.

                                           DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS
NAME OF TRUSTEE                  ALPHA FUND            ALL VALUE FUND      INTERNATIONAL CORE EQUITY FUND
---------------                  ----------            --------------      ------------------------------
Robert S. Dow                   Over $100,000           Over $100,000                Over $100,00
E. Thayer Bigelow              $50,001-$100,000          $1-$10,000                  $1 to $10,000
William H. T. Bush                $1-$10,000             $1-$10,000                  $1 to $10,000
Robert B. Calhoun, Jr.            $1-$10,000           $10,001-$50,000               $1 to $10,000
Julie A. Hill*                    $1-$10,000             $1-$10,000                  $1 to $10,000
Franklin W. Hobbs                 $1-$10,000             $1-$10,000                  $1 to $10,000
C. Alan MacDonald                 $1-$10,000           $10,001-$50,000               $1 to $10,000
Thomas J. Neff                    $1-$10,000          $50,001-$100,000               $1 to $10,000

                                           DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS
                                                                                AGGREGATE DOLLAR RANGE OF
                               INTERNATIONAL                                    EQUITY SECURITIES IN LORD
NAME OF TRUSTEE              OPPORTUNITIES FUND     LARGE-CAP VALUE FUND          ABBETT-SPONSORED FUNDS
---------------              ------------------     --------------------        -------------------------
Robert S. Dow                  Over $100,000            Over $100,000                Over $100,000
E. Thayer Bigelow                $1-$10,000              $1-$10,000                  Over $100,000
William H. T. Bush               $1-$10,000              $1-$10,000                  Over $100,000
Robert B. Calhoun, Jr.           $1-$10,000              $1-$10,000                  Over $100,000
Julie A. Hill*                   $1-$10,000              $1-$10,000                 $50,001-$100,000
Franklin W. Hobbs                $1-$10,000              $1-$10,000                  Over $100,000
C. Alan MacDonald                $1-$10,000              $1-$10,000                  Over $100,000
Thomas J. Neff                   $1-$10,000              $1-$10,000                  Over $100,000

----------
*    Elected February 1, 2004

CODE OF ETHICS
The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Trust's Code of Ethics which complies, in substance, with Rule 17j-1 of the Act and each of the recommendations of the Investment Company Institute's Advisory Group on Personal Investing. Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, prohibiting profiting on trades of the same security within 60 days and trading on material and non-public information. The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

PROXY VOTING
The Funds have delegated proxy voting responsibilities to the Funds' investment adviser, Lord Abbett, subject to the Proxy Committee's general oversight. Lord Abbett has adopted its own proxy voting policies and procedures for this purpose. A copy of Lord Abbett's proxy voting policies and procedures is attached as Appendix B.

In addition, the Funds are required to file Form N-PX, with its complete proxy voting record for the twelve months ending June 30th, no later than August 31st of each year. The first such filing was filed by August 31, 2004, for the twelve months ended June 30, 2004. The Funds' Form N-PX filing is available on the SEC's website at www.sec.gov. Each Fund has also made this information available, without charge, on Lord Abbett's website at www.LordAbbett.com.

                                       4.
               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of February 2, 2005, our officers and trustees, as a group, owned less than one percent of the outstanding Class Y shares of the Alpha Fund, International Opportunities Fund, International Core Equity Fund, and Large-Cap Value Fund, and owned 7.70% of All Value Fund's Class Y shares.

As of February 2, 2004, to the best of our knowledge, the following shareholders owned more than 5% of each Fund's outstanding Class Y shares:

ALL VALUE FUND - CLASS Y SHARES

Lord Abbett Profit Sharing Plan                               48.76%
Richard Larsen
90 Hudson St.
Jersey City, NJ

ALPHA FUND - CLASS Y SHARES

Lord Abbett Profit Sharing Plan                                9.66%
Eric H. Gaugler
5941 48th Ave.
Woodside, NY 11377

Lord Abbett Profit Sharing Plan                                9.67%
Christopher J. Towle
90 Hudson St.
Jersey City, NJ

Lord Abbett Profit Sharing Plan                                6.82%
Stephen I. Allen
267 Woodland Ave.
Westfield, NJ 07090

Lord Abbett Profit Sharing Plan                               11.83%
Andrew O'Brien
90 Hudson St.
Jersey City, NJ

Lord Abbett Profit Sharing Plan                                7.11%
Barry Motz
90 Hudson St.
Jersey City, NJ

Lord Abbett Profit Sharing Plan                                8.57%
Ceferino Enriquez
90 Hudson St.
Jersey City, NJ

INTERNATIONAL CORE EQUITY CLASS Y SHARES
University of Arizona Foundation                              19.60%
Univ. Of Arizona Restricted Fund
1111 N. Cherry Ave.
Tucson, AZ 85721

Lord Abbett Profit Sharing Plan                                6.47%
Robert M. Hickey
90 Hudson St.
Jersey City, NJ

Lord Abbett Profit Sharing Plan                                5.45%
Robert Weldon
8102 Pond Shadow Ln.

Tampa, FL 33635

INTERNATIONAL OPPORTUNITIES FUND CLASS Y SHARES
Lord Abbett Balanced Series                                   97.60%
Attn: Bernie Grzelak
90 Hudson St.
Jersey City, NJ 07302

LARGE CAP VALUE FUND CLASS Y SHARES
Wells Fargo Bank NA FBO                                       85.32%
U of A FDN
PO Box 1533
Minneapolis, MN 55480

Shareholders owning 25% or more of outstanding shares may be in control and may be able to affect the outcome of certain matters presented for a vote of shareholders. As of February 2, 2005, to the best of our knowledge, the following record holders held 25% or more of a Fund's outstanding shares:

Edward Jones & Co.                  All Value Fund                      42.32%
Shareholder Accounting              Alpha Fund                          25.65%
201 Progress Pkwy                   International Core Equity           34.41%
Maryland Hts, MO

Wells Fargo Bank NA FBO             Large-Cap Value Fund                39.69%
U of A FDN - Mutual Fund
PO Box 1533
Minneapolis, MN

                                       5.
                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER
As described under "Management" in the Prospectus, Lord Abbett is the Funds' investment adviser. The following partners of Lord Abbett are also officers of the Funds: Tracie E. Ahern, Joan A. Binstock, Daniel E. Carper, John J. DiChiaro, Sholom Dinsky, Lesley-Jane Dixon, Robert P. Fetch, Daniel H. Frascarelli, Howard E. Hansen, Paul A. Hilstad, W. Thomas Hudson, Lawrence H. Kaplan, Robert G. Morris, A. Edward Oberhaus, III, F. Thomas O'Halloran, and Eli
M. Salzmann. Robert S. Dow is a partner of Lord Abbett and an officer and Trustee of the Funds. The other partners of Lord Abbett are: Michael Brooks, Zane E. Brown, Patrick Browne, Milton Ezrati, Kevin P. Ferguson, Daria L. Foster, Robert I. Gerber, Michael S. Goldstein, Michael A. Grant, Gerard Heffernan, Charles Hofer, Cinda Hughes, Ellen G. Itskovitz, Richard Larsen, Jerald Lanzotti, Robert A. Lee, Maren Lindstrom, Gregory M. Macosko, Thomas Malone, Charles Massare, Jr., Paul McNamara, Robert J. Noelke, R. Mark Pennington, Walter Prahl, Michael Radziemski, Douglas B. Sieg, Richard
Sieling, Michael T. Smith, Richard Smola, Diane Tornejal, Christopher J. Towle, Edward von der Linde, and Marion Zapolin. The address of each partner is 90 Hudson Street, Jersey City, NJ 07302-3973.

Under the Management Agreement between Lord Abbett and the Trust, each Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month. These fees are allocated among the separate classes based on each Fund's average daily net assets. The annual rates for each Fund are as follows:

     -    For International Opportunities Fund, at an annual rate of .75 of 1%.

     - For allocating the Alpha Fund's assets among the underlying funds, at an annual rate of .10 of 1%.

     - For All Value Fund the fee is calculated at the following annual rates:
            .75 of 1% on the first $200 million of average daily net assets, .65 of 1% on the next $300 million,

            .50 of 1% of the Fund's assets over $500 million.

     - For International Core Equity Fund the fee is calculated at the following annual rates:
            .75 of 1% on the first $1 billion of average daily net assets, .70 of 1% on the next $1 billion of average daily net assets, and .65 of 1% on average daily net assets over $2 billion.

     - For Large-Cap Value Fund the fee is calculated at the following annual rates:
            .40 of 1% of the first $2 billion in assets, .375 of 1% on the next $3 billion, and .35 of 1% of assets over $5 billion.

For the fiscal years ended October 31, 2004, 2003, and 2002, such fees amounted to $327,809, $573,839, and $737,450, for Alpha Fund; $7,794,331,
$3,191,937, and $2,112,158 for All Value Fund; and $1,151,880, $845,895, and
$1,068,860 for International Opportunities Fund. For the fiscal year ended October 31, 2004 and for the period June 23, 2003 (commencement of investment operations) to October 31, 2003, the management fees amounted to $39,896 and $2,566, respectively for Large-Cap Value Fund. For the period December 15, 2003 (commencement of investment operations) to October 31, 2004, the management fee amounted to $288,617 for the International Core Equity Fund.

For the fiscal year ended October 31, 2004, Lord Abbett has waived all of its management fees for Alpha Fund. For the fiscal year ending October 31, 2005, Lord Abbett has contractually waived its management fee for Alpha Fund.

For the fiscal year ending October 31, 2005, Lord Abbett has contractually agreed to reimburse a portion of the International Core Equity Fund's expenses so that the Fund's Total Annual Operating Expenses do not exceed an aggregate annual rate of 1.75% of average daily net assets for Class A shares, 2.40% of average daily net assets for Class B and C shares, and 1.85% of average daily net assets for Class P shares. For the fiscal year ending October 31, 2005, Lord Abbett has contractually agreed to reimburse a portion of the Large-Cap Value Fund's expenses so that the Fund's Total Annual Operating Expenses do not exceed an aggregate annual rate of 0.95% of average daily net assets for Class A shares, 1.60% of average daily net assets for Class B and C shares, and 1.05% of average daily net assets for Class P shares.

Each Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, outside directors'/trustees' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.

COMPENSATION OF INVESTMENT MANAGERS
Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. Base salaries are assigned at a level that takes into account the investment manager's experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a multiple of base salaries, are determined after an evaluation of the investment manager's investment results. Investment results are evaluated based on an assessment of the investment manager's three- and five-year investment returns vs. both the appropriate style benchmarks and the appropriate peer group rankings. In addition to investment returns, other factors that are taken into consideration are: style consistency, dispersion among portfolios with similar objectives and the risk taken to achieve the portfolio returns. Finally, there is a component of that bonus that reflects leadership and management of the investment team. No part of the bonus payment is based on the investment manager's assets under management, the revenues generated by those assets, or the profitability of the investment manager's unit. In the case of non-partners, Lord Abbett may designate a manager's bonus payment for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five year period. Lord Abbett has taken pains to avoid creating any profit centers within the firm.

Lord Abbett provides a 401k profit-sharing plan for all eligible employees. Contributions to an investment manager's profit-sharing account are based on a percentage of the investment manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

ADMINISTRATIVE SERVICES
Pursuant to an Administrative Services Agreement with the Funds, Lord Abbett provides certain administrative services not involving the provision of investment advice to each Fund. Under the Agreement, each Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of .04 of 1%. This fee is allocated among the classes of shares of each Fund based on average daily net assets.

PRINCIPAL UNDERWRITER
Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for each Fund.

CUSTODIAN AND ACCOUNTING AGENT
State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, is each Fund's custodian. The custodian pays for and collects proceeds of securities bought and sold by the Funds and attends to the collection of principal and income. The custodian may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by a Fund in foreign countries and to hold cash and currencies for each Fund. In accordance with the requirements of Rule 17f-5, the Board has approved arrangements permitting each Fund's foreign assets not held by the custodian or its foreign branches to be held by certain qualified foreign banks and depositories. In addition, State Street Bank and Trust Company performs certain accounting and recordkeeping functions relating to portfolio transactions and calculates each Fund's net asset value.

TRANSFER AGENT
DST Systems, Inc. 210 W. 10th St.., Kansas City, MO, 64106, acts as the transfer agent and dividend disbursing agent for each Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP, Two World Financial Center, New York, NY, 10281, is the Independent Registered Public Accounting Firm of the Funds and must be approved at least annually by the Funds' Board to continue in such capacity. Deloitte & Touche LLP performs audit services for the Funds, including the examination of financial statements included in the Funds' Annual Report to Shareholders.

                                       6.
                    BROKERAGE ALLOCATIONS AND OTHER PRACTICES

The Funds' policy is to obtain best execution on all portfolio transactions, which means that they seek to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers' services. Consistent with obtaining best execution, the Funds generally pay, as described below, a higher commission than some brokers might charge on the same transaction. Our policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, the Funds, if considered advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Broker-dealers are selected on the basis of their professional capability and the value and quality of their brokerage and research services. Normally, the selection is made by traders who are employees of Lord Abbett. These traders also do the trading for other accounts -- investment companies and other investment clients -- managed by Lord Abbett. They are responsible for obtaining best execution.

In transactions on stock exchanges on the United States, commissions are negotiated, whereas on many foreign stock exchanges commissions are fixed. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Purchases from underwriters of newly-issued securities for inclusion in the Funds' portfolio usually will include a concession paid to the underwriter by the issuer, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

We pay a commission rate that we believe is appropriate to give maximum assurance that our brokers will provide us, on a continuing basis, with the highest level of brokerage services available. While we do not always seek the lowest possible commissions on particular trades, we believe that our commission rates are in line with the rates that many other institutions pay. Our traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers, viewed in terms of either the particular transaction or the overall responsibilities of Lord Abbett with respect to us and the other accounts they manage. Such services include showing us trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, confidential treatment, promptness and reliability.

While neither Lord Abbett nor the Funds obtain third party research services from brokers executing portfolio transactions for the Funds, some of these brokers may provide proprietary research services, at least some of which are useful to Lord Abbett in their overall responsibilities with respect to us and the other accounts they manage. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Such services may be used by Lord Abbett in servicing all their accounts, and not all of such services will necessarily be used by Lord Abbett in connection with their management of the Funds. Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with their management of the Funds, and not all of such services will necessarily be used by Lord Abbett in connection with their advisory services to such other accounts. Lord Abbett cannot allocate research services received from brokers to any particular account, are not a substitute for Lord Abbett's services but are supplemental to its own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into their investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of proprietary research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be increased if it attempted to generate such additional information through its own staff.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.

Lord Abbett seeks to combine or "batch" purchases or sales of a particular security placed at the same time for similarly situated accounts, including the Funds, to facilitate "best execution" and to reduce other transaction costs, if relevant. Each account that participates in a particular batched order, including the Funds, will do so at the average share price for all transactions related to that order in that security on that business day. Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating accounts in proportion to the size of the order placed for each account (i.e., pro-rata). Lord Abbett, however, may increase or decrease the amount of securities allocated to one or more accounts if necessary to avoid holding odd-lot or small numbers of shares in a client account. In addition, if Lord Abbett is unable to execute fully a batched transaction and determines that it would be impractical to allocate a small number of securities on a pro-rata basis among the participating accounts, Lord Abbett allocates the securities in a manner it determines to be fair to all accounts over time.

For the fiscal years ended October 31, 2004, 2003, and 2002, the Funds paid total brokerage commissions on transactions of securities to independent broker-dealers of $1,947,188, $1,092,823, and $1,143,702 for All Value Fund;
and $622,064, $435,328, and $581,768 for the International Opportunities Fund. For the fiscal year ended October 31, 2004 and for the period from June 23, 2003 (commencement of investment operations) through October 31, 2003, Large-Cap Value Fund paid $16,333 and $3,637 in total brokerage commission on transactions of securities to independent broker-dealers. The Alpha Fund did not pay any commissions. For the period December 15, 2003 (commencement of investment operations) to October 31, 2004, International Core Equity Fund paid $577,586 to independent broker-dealers.

                                       7.
                                CLASSES OF SHARES

Each Fund offers different classes of shares to eligible purchasers. Only Class Y shares of each Fund are offered in this SAI. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

A 2.00% fee is charged on redemptions or exchanges of International Core Equity Fund and International Opportunities Fund shares held ten business days or less. See "Purchases, Redemptions, and Pricing - Redemption Fee" below.

All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights. Additional classes, series, or funds may be added in the future. The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series, or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund. However, the Rule exempts the selection of independent registered public accounting firms, the approval of a contract with a principal underwriter and the election of trustees from the separate voting requirements.

The Trust does not hold meetings of shareholders unless one or more matters are required to be acted on by shareholders under the Act. Under the Trust's Declaration and Agreement of Trust ("Declaration"), shareholder meetings may be called at any time by certain officers of the Trust or by a majority of the Trustees (i) for the purpose of taking action upon any matter requiring the vote or authority of each Fund's shareholders or upon other matters deemed to be necessary or desirable or (ii) upon the written request of the holders of at least one-quarter of each Fund's outstanding shares and entitled to vote at the meeting.

SHAREHOLDER LIABILITY. Delaware law provides that the Trust's shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private for profit corporations. The courts of some states, however, may decline to apply Delaware law on this point. The Declaration contains an express disclaimer of shareholder liability for the acts, obligations, or affairs of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust. The Declaration provides for indemnification out of the Trust's property of any shareholder or former shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. Lord Abbett believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

Under the Declaration, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into, or sell and convey all or substantially all of, the assets of the Trust to one or more trusts, partnerships or corporations, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust's registration statement. In addition, the Trustees may, without shareholder vote, cause the Trust to be incorporated under Delaware law.

Derivative actions on behalf of the Trust may be brought only by shareholders owning not less than 50% of the then outstanding shares of the Trust.

                                       8.
            PURCHASES, REDEMPTIONS, PRICING, AND PAYMENTS TO DEALERS

Information concerning how we value Fund shares is contained in the Prospectus under "Purchases" and "Redemptions."

The Funds' Board has adopted policies and procedures that are designed to prevent or stop excessive trading and market timing. Please see the Prospectuses under "Purchases."

Under normal circumstances we calculate a Fund's net asset value as of the close of the NYSE on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation. The NYSE is closed on Saturdays and Sundays and the following holidays -- New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Portfolio securities are valued at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sale price, or, if there is no sale on that day, at the last bid, or, in the case of bonds, in the over-the-counter market if that market more accurately reflects the market value of the bonds. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the last bid and asked prices. Over-the-counter fixed income securities are valued at prices supplied by independent pricing services, which reflect broker-dealer-supplied valuations and electronic data processing techniques reflecting the mean between the bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board as described in the Prospectus.

All assets and liabilities expressed in foreign currencies will be converted into United States dollars at the exchange rates of such currencies against United States dollars provided by an independent pricing service at the close of regular trading on the London Stock Exchange. If such exchange rates are not available, the rate of exchange will be determined in accordance with the policies established by the Board.

The net asset value per share for the Class Y shares will be determined by taking the net assets and dividing by the number of Class Y shares outstanding. Our Class Y shares will be offered at net asset value.

CLASS Y SHARE EXCHANGES. The Prospectus briefly describes the Telephone Exchange Privilege. You may exchange some or all of your Class Y shares for Class Y shares of any Lord Abbett-sponsored funds currently offering Class Y shares to the public. You should read the prospectus of the other funds before exchanging. In establishing a new account by exchange, shares of the fund being exchanged must have a value equal to at least the minimum initial investment required for the other funds into which the exchange is made. We reserve the right to reject or restrict any purchase order or exchange request if a Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. Each Fund is designed for long-term investors and is not designed to serve as a vehicle for frequent trading in response to short-term swings in the market.

REDEMPTIONS. A redemption order is in proper form when it contains all of the information and documentation required by the order form or otherwise by Lord Abbett Distributor or a Fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor. See the Prospectus for expedited redemption procedures.

REDEMPTION FEE. If you redeem or exchange shares of the International Core Equity Fund or the International Opportunities Fund after holding them ten business days or less, you will pay a redemption fee of 2.00% of the NAV of the shares being redeemed or exchanged. The redemption fee is retained by the Fund and is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The redemption fee does not apply to shares acquired through reinvestment of dividends or other distributions. Each Fund will use the "last-in, first-out" method to determine your holding period. Under this method, the shares you have held for the longest period will be treated as redeemed first. The redemption fee may be modified at any time or from time to time.

The right to redeem and receive payment, as described in the Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the Securities and Exchange Commission ("SEC") deems an emergency to exist.

The Board may authorize redemption of all of the shares in any account in which there are fewer than 25 shares. Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 60 days' prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

PURCHASES THROUGH FINANCIAL INTERMEDIARIES. Each Fund and/or Lord Abbett Distributor has authorized one or more agents to receive on its behalf purchase and redemption orders. Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of a Fund or Lord Abbett Distributor. Each Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent's authorized designee, receives the order. A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares.

REVENUE SHARING AND OTHER PAYMENTS TO DEALERS AND FINANCIAL INTERMEDIARIES.
As described in each Fund's prospectus, Lord Abbett or Lord Abbett Distributor, in its sole discretion, at its own expense and without cost to the Fund or shareholders, also may make payments to dealers and other firms authorized to accept orders for Fund shares (collectively, "Dealers") in connection with marketing and/or distribution support for Dealers, shareholder servicing, entertainment, training and education activities for the Dealers, their investment professionals and/or their clients or potential clients, and/or the purchase of products or services from such Dealers. Some of these payments may be referred to as revenue sharing payments. As of the date of this statement of additional information, the Dealers to whom Lord

Abbett or Lord Abbett Distributor makes revenue sharing payments (not including payments for entertainment, and training and education activities for the Dealers, their investment professionals and/or their clients or potential clients) were as follows:

   A.G. Edwards & Sons, Inc.
   Advest, Inc.
   B.C. Ziegler and Company
   Bodell Overcash Anderson & Co., Inc.
   Cadaret, Grant & Co., Inc.
   Edward D. Jones & Co.
   Family Investors Company
   James I. Black & Co.
   Legg Mason Wood Walker, Inc.
   McDonald Investments Inc.
   Merrill Lynch, Pierce, Fenner & Smith
       Incorporated (and/or certain of its affiliates)
   Piper Jaffrey & Co.
   Protective Life Insurance Company
   Prudential Investment Management Services LLC
   RBC Dain Rauscher
   Raymond James & Associates, Inc.
   Raymond James Financial Services, Inc.
   Citigroup Global Markets, Inc.
   Sun Life Assurance Company of Canada
   UBS Financial Services Inc.
   Wachovia Securities, LLC

For more specific information about any revenue sharing payments made to your Dealer, investors should contact their investment professionals.

REDEMPTIONS IN KIND. Under circumstances in which it is deemed detrimental to the best interests of each Fund's shareholders to make redemption payments wholly in cash, each Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of a Fund's net assets by a distribution in kind of readily marketable securities in lieu of cash. Each Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

                                       9.
                              TAXATION OF THE FUNDS

Each Fund has elected, has qualified, and intends to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986 (the "Code"). Because each Fund is treated as a separate entity for federal income tax purposes, the status of each Fund as a regulated investment company is determined separately by the Internal Revenue Service. If a Fund qualifies as a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders. If in any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates and when such income is distributed, such distributions will be further taxed at the shareholder level. Assuming a Fund does qualify as a regulated investment company, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year. Each Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

Each Fund intends to declare and pay as dividends each year substantially all of its net income from investments. Dividends paid by a Fund from its ordinary income or net realized short-term capital gains are taxable to you as ordinary income; however, certain qualified dividend income that a Fund receives and distributes to you is subject to a reduced tax rate of 15% (5% if you are in the 10% or 15% tax brackets) if you meet the general requirement of having held your Fund shares for more than 60 days, and you satisfy certain other requirements.

Dividends paid by a Fund from its net realized long-term capital gains are taxable to you as long-term capital gains, regardless of the length of time you have owned Fund shares. The maximum federal income tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are currently (i) the same as ordinary income tax rates for capital assets held for one year or less, and (ii) 15% (5% for taxpayers in the 10% or 15% tax brackets) for capital assets held for more than one year. You should also be aware that the benefits of the long-term capital gains and qualified dividend rates may be reduced if you are subject to the alternative minimum tax. Capital gains recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations. All dividends are taxable regardless of whether they are received in cash or reinvested in Fund shares.

A Fund's net capital losses for any year cannot be passed through to you but can be carried forward for a period of years to offset the Fund's capital gains in those years. To the extent capital gains are offset by such losses, they do not result in tax liability to a Fund and are not expected to be distributed to you as long-term capital gains dividends.

Dividends paid by a Fund to corporate shareholders may qualify for the dividends received deduction to the extent they are derived from dividends paid to the Fund by domestic corporations. If you are a corporation, you must have held your Fund shares for more than 45 days to qualify for the dividends received deduction. The dividends received deduction may be limited if you incur indebtedness to acquire Fund shares, and may result in reduction to the basis of your shares in a Fund if the dividend constitutes an extraordinary dividend at the Fund level.

Distributions paid by a Fund that do not constitute dividends because they exceed the Fund's current and accumulated earnings and profits will be treated as a return of capital and reduce the tax basis of your Fund shares. To the extent that such distributions exceed the tax basis of your Fund shares, the excess amounts will be treated as gains from the sale of the shares.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November, or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed paid by a Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year. Each Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

At the time of your purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund's portfolio or to undistributed taxable income of the Fund. Consequently, subsequent distributions by a Fund with respect to these shares from such appreciation or income may be taxable to you even if the net asset value of your shares is, as a result of the distributions, reduced below your cost for such shares and the distributions economically represent a return of a portion of your investment.

In general, if Fund shares are sold, you will recognize gain or loss equal to the difference between the amount realized on the sale and your adjusted basis in the shares. Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss. However, if your holding period in your Fund shares is six months or less, any capital loss realized from a sale, exchange, or redemption of such shares must be treated as long-term capital loss to the extent of dividends classified as "capital gain dividends" received with respect to such shares. Losses on the sale of Fund shares are not deductible if, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, you acquire shares that are substantially identical.

If your Fund shares are redeemed by a distribution of securities, you will be taxed as if you had received cash equal to the fair market value of the securities. Consequently, you will have a fair market value basis in the securities.

Under Treasury regulations, if you are an individual and recognize a loss with respect to Fund shares of $2 million or more (if you are a corporation, $10 million or more) in any single taxable year (or greater amounts over a combination of years), you may be required to file a disclosure statement with the Internal Revenue Service.

Certain investment practices that a Fund may utilize, such as investing in options, futures, forward contracts, short sales, foreign currency, or foreign entities classified as "passive foreign investment companies" for U.S. tax purposes, may affect the amount, character, and timing of the recognition of gains and losses by the Fund. Such transactions may in turn affect the amount and character of Fund distributions to you.

A Fund may in some cases be subject to foreign withholding taxes, which would reduce the yield on its investments. You may be eligible to claim federal income tax credits or deductions for foreign income taxes paid by the International Core Equity Fund or the International Opportunities Fund if more than 50 percent of the value of the Fund's total assets at the close of the tax year consists of stock or securities in foreign corporations, the Fund has distributed at least 90 percent of its investment company taxable income and net tax-exempt interest, and the Fund makes an election to pass through to you the right to take the credit or deduction for foreign taxes (not in excess of the actual tax liability). If the Fund makes such an election, you will be required to include such taxes in your gross income (in addition to dividends and distributions you actually receive), treat such taxes as foreign taxes paid by you, and may be entitled to a tax deduction for such taxes or a tax credit, subject to a holding period requirement and other limitations under the Code. However, if you do not itemize deductions for federal income tax purposes, you will not be able to deduct your pro rata portion of qualified foreign taxes paid by the Fund, although you will be required to include your share of such taxes in gross income if the Fund makes the election described above but you will still be able to claim a tax credit. Solely for purposes of determining the amount of federal income tax credits or deductions for foreign income taxes paid, your distributive share of the foreign taxes paid by the Fund plus the portion of any dividends the Fund pays to you that are derived from foreign sources will be treated as income from foreign sources in your hands. Generally, however, distributions derived from the Fund's long-term and short-term capital gains will not be treated as income from foreign sources. If an election is made, the Fund will send an annual written notice to you indicating the amount that you may treat as the proportionate share of foreign taxes paid and income derived from foreign sources.

You may be subject to a 28% withholding tax on reportable dividends, capital gain distributions, and redemptions ("backup withholding"). Generally, you will be subject to backup withholding if a Fund does not have your certified taxpayer identification number on file, or, to the Fund's knowledge, the number that you have provided is incorrect or backup withholding is applicable as a result of your previous underreporting of interest or dividend income. When establishing an account, you must certify under penalties of perjury that your taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. federal income tax rules described above. Many states allow you to exclude from your state taxable income the percentage of dividends derived from certain federal obligations, including interest on some federal agency obligations. Certain states, however, may require that a specific percentage of a Fund's income be derived from federal obligations before such dividends may be excluded from state taxable income. A Fund may invest some or all of its assets in such federal obligations. Each Fund intends to provide to you on an annual basis information to permit you to determine whether Fund dividends derived from interest on federal obligations may be excluded from state taxable income.

If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply and you should consult your tax adviser for detailed information about the tax consequences to you of owning Fund shares.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts). The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity. If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax adviser regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on dividends representing ordinary income and net short-term capital gains, and the applicability of U.S. gift and estate taxes.

Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, and local tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, exchange, or redemption of your Fund shares.

                                       10.
                                   UNDERWRITER

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Funds. The Trust has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of each Fund, and to make reasonable efforts to sell Fund shares, on a continuous basis, so long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained by reasonable efforts.

                                       11.
                                   PERFORMANCE

Each Fund computes the average annual compounded rates of total return during specified periods (i) before taxes, (ii) after taxes on Fund distributions, and
(iii) after taxes on Fund distributions and redemption (or sale) of Fund shares at the end of the measurement period. Each Fund equates the initial amount invested to the ending (redeemable) value of such investment by adding one to the computed average annual total return, expressed as a percentage, (i) before taxes, (ii) after taxes on Fund distributions, and (iii) after taxes on Fund distributions and redemption of Fund shares at the end of the measurement period, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars, which represents a hypothetical initial investment. The calculation assumes deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all distributions (i) without the effect of taxes, (ii) less taxes due on such Fund distributions, and (iii) less taxes due on such Fund distributions and redemption of Fund shares, on the reinvestment dates at prices calculated as stated in the Prospectus. The ending (redeemable) value is determined by assuming a complete redemption at the end of the period(s) covered by the average annual total return computation and, in the case of after taxes on Fund distributions and redemption of Fund shares, includes subtracting capital gains taxes resulting from the redemption and adjustments to take into account the tax benefit from any capital losses that may have resulted from the redemption.

In calculating total returns for Class Y shares no sales charge is deducted from the initial investment and the total return is shown at net asset value.

Using the computation methods described above, the following table indicates the average annual compounded rates of total return on an initial investment of one thousand dollars as of October 31, 2004, for each Fund, for one, five, and ten-years, or the life of Fund, where applicable. The after-tax returns were calculated using the highest applicable individual federal marginal tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distribution (e.g., the ordinary income rate for ordinary income distributions, the short-term capital gain rate for short-term capital gains distributions, and the long-term capital gain rate for long-term capital gains distributions). The tax rates may vary over the measurement period. Certain qualified dividends received by each Fund and distributed to you, will be subject to a reduced tax rate and not the ordinary tax rate. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) were disregarded, as were the effect of phaseouts of certain exemptions, deductions and credits at various income levels, and the impact of the federal alternative minimum income tax. Before- and after tax returns are not provided for Class Y for the Alpha Fund, because Class Y shares have less than one year of performance. The after-tax returns for the other classes of shares not shown in the table will vary from those shown. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. A Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

                                    1 YEAR   5 YEARS       LIFE OF FUND
ALL VALUE FUND
Class Y Shares
    Before Taxes                     14.18%        -          26.44% (3/31/03)
Class Y Shares After
    Taxes on Distributions           13.89%        -          26.25% (3/31/03)
Class Y Shares After Taxes on
    Distributions and Sales of
    Fund Shares                       9.38%        -          22.61% (3/31/03)

INTERNATIONAL OPPORTUNITIES FUND
Class Y Shares
    Before Taxes                     16.73%    -4.99%         -0.47% (12/30/97)
Class Y Shares After
    Taxes on Distributions           15.96%    -5.71%         -1.07% (12/30/97)
Class Y Shares After Taxes on
    Distributions and Sales of
    Fund Shares                      10.80%    -4.56%         -0.73% (12/30/97)

INTERNATIONAL CORE EQUITY FUND
Class Y Shares
    Before Taxes                         -         -           2.96% (12/31/03)
Class Y Shares After
    Taxes on Distributions               -         -           2.96% (12/31/03)
Class Y Shares After Taxes on

    Distributions and Sales of
    Fund Shares                          -         -           1.92% (12/31/03)

LARGE CAP VALUE FUND
Class Y Shares
    Before Taxes                     11.09%        -          15.05% (06/30/03)
Class Y Shares After
    Taxes on Distributions           10.79%        -          14.82% (06/30/03)
Class Y Shares After Taxes on
    Distributions and Sales of
    Fund Shares                       7.19%        -          12.69% (06/30/03)

These figures represent past performance, and an investor should be aware that the investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Therefore, there is no assurance that past performance will be repeated in the future.

Each Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports, or sales literature. Thirty-day yield and average annual total return values are computed pursuant to formulas specified by the SEC. Each Fund may also from time to time quote distribution rates in reports to shareholders and in sales literature. In addition, each Fund may from time to time advertise or describe in sales literature its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and/or investments for which reliable performance information is available.

                                       12.
                              FINANCIAL STATEMENTS

The financial statements incorporated herein by reference from the Lord Abbett Securities Trust- All Value Fund, Alpha Fund, International Opportunities Fund, Large-Cap Value Fund and International Core Equity Fund's 2004 Annual Report to Shareholders have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                   APPENDIX A

                      FUND PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that may receive portfolio holdings or related information under the circumstances described above under Investment Policies - Policies and Procedures Governing Disclosure of Portfolio Holdings:

                                                                               PORTFOLIO COMMENTARIES,
                                                                               FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS          ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                    (ITEM #2)*
ABN-AMRO Asset Management                                                              Monthly
ADP Retirement Services                                                                Monthly
AG Edwards                                                                             Monthly
AIG SunAmerica                                                                         Monthly
Allstate Life Insurance Company                                                        Monthly
Alpha Investment Consulting Group LLC                                                  Monthly
American Express Retirement Services                                                   Monthly
American United Life Insurance Company                                                 Monthly
AMG Data Services                                                                      Monthly
Amivest Capital Management                                                             Monthly
Amvescap Retirement                                                                    Monthly
AON Consulting                                                                         Monthly
Arnerich Massena & Associates, Inc.                      Monthly                       Monthly
Asset Performance Partners                               Monthly                       Monthly
Asset Strategies Portfolio Services, Inc.                                              Monthly
AXA Financial, Inc.                                                                    Monthly
Bank of America Corporation                                                            Monthly
Bank of New York                                         Monthly                       Monthly
Bank of Oklahoma                                                                       Monthly
Bank One                                                                               Monthly
Becker, Burke Associates                                 Monthly                       Monthly
Bell GlobeMedia Publishing Co.                           Monthly
Bellwether Consulting                                                                  Monthly
Berthel Schutter                                         Monthly                       Monthly
Bloomberg L.P. (fixed income trading system)              Daily
Brown Brothers Harriman                                                                Monthly
Buck Consultants, Inc.                                                                 Monthly
Callan Associates, Inc.                                  Monthly                       Monthly
Cambridge Associates LLC                                 Monthly                       Monthly
Cambridge Financial Services                                                           Monthly
Ceridian                                                                               Monthly
Charles Schwab & Co                                                                    Monthly
Chicago Trust Company                                                                  Monthly
CIBC Oppenheimer                                                                       Monthly
Citigroup                                                 Daily
CitiStreet Retirement Services                                                         Monthly
Clark Consulting                                                                       Monthly
Columbia Funds                                                                         Monthly
Columbia Management Group                                                              Monthly

                                                                               PORTFOLIO COMMENTARIES,
                                                                               FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS          ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                    (ITEM #2)*

Columbia Trust Company                                                                 Monthly
Concord Advisory Group Ltd.                              Monthly                       Monthly
Consulting Services Group, LP                                                          Monthly
Copic Financial                                                                        Monthly
CPI Qualified Plan Consultants                                                         Monthly
CRA Rogers Casey                                                                       Monthly
Curcio Webb                                              Monthly                       Monthly
D.A. Davidson                                                                          Monthly
Dahab Assoc.                                                                           Monthly
Daily Access                                                                           Monthly
Defined Contribution Advisors, Inc.                                                    Monthly
Delaware Investment Advisors                                                           Monthly
Deliotte & Touche LLP (Funds' independent                Annually                      Annually
auditors)
DeMarche Associates, Inc.                                Monthly                       Monthly
DiMeo Schneider & Associates                                                           Monthly
Disabato Associates, Inc.                                                              Monthly
Diversified Investment Advisors, Inc.                                                  Monthly
EAI                                                                                    Monthly
Edward Jones & Co.                                                                     Monthly
Ennis, Knupp & Associates                                                              Monthly
Factset Research Systems Inc. (quantitative               Daily
analytics for Funds)
Federated Investments                                                                  Monthly
Fidelity Capital Technology, Inc. (corporate              Daily
action tracking)
Fidelity Investments                                                                   Monthly
Fifth Third Bank                                                                       Monthly
First Mercantile Trust Co.                                                             Monthly
FleetBoston Financial Corp.                                                            Monthly
Franklin Templeton                                                                     Monthly
Freedom One Financial Group                              Monthly
Freedom One Investment Advisors                                                        Monthly
Frost Bank                                                                             Monthly
Fuji Investment Management Co., Ltd.                                                   Monthly
Fund Evaluation Group, Inc.                              Monthly                       Monthly
Goldman Sachs                                                                          Monthly
Great-West Life and Annuity Insuance Company                                           Monthly
Greenwich Associates                                                                   Monthly
Hartford Life Insurance Company                                                        Monthly
Hartland & Co.                                           Monthly                       Monthly
Hewitt Associates, LLC                                   Monthly                       Monthly
Hewitt Investment Group                                  Monthly                       Monthly
Highland Consulting Associates, Inc.                                                   Monthly
Holbien Associates, Inc.                                                               Monthly
Horace Mann Life Insurance Company                                                     Monthly

                                                                               PORTFOLIO COMMENTARIES,
                                                                               FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS          ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                    (ITEM #2)*
HSBC Bank USA N.A.                                                                     Monthly
ICMA Retirement Corp.                                                                  Monthly
ING                                                                                    Monthly
Institutional Shareholder Services, Inc.                  Daily
(proxy voting administrator)
Interactive Data Corporation (pricing vendor)             Daily
Intuit                                                                                 Monthly
INVESCO Retirement Services                                                            Monthly
Invesmart                                                                              Monthly
Investment Consulting Services, LLC                                                    Monthly
Inviva                                                                                 Monthly
Jefferson National Life Insurance Company                                              Monthly
Jeffrey Slocum & Associates, Inc.                        Monthly                       Monthly
JP Morgan Consulting                                                                   Monthly
JP Morgan Fleming Asset Management                                                     Monthly
JP Morgan Investment Management                                                        Monthly
Kirkpatrick & Lockhart LLP (Counsel to Lord,                                           Monthly
Abbett & Co. LLC)
Legacy Strategic Asset Mgmt. Co.                                                       Monthly
Legg Mason                                                                             Monthly
Lincoln Financial                                                                      Monthly
Lipper Inc., a Reuters Company                           Monthly
LPL Financial Services                                                                 Monthly
Manulife Financial / John Hancock Financial              Monthly                       Monthly
Services
Marco Consulting Group                                                                 Monthly
Marquette Associates, Inc.                               Monthly                       Monthly
MassMutual Financial Group                                                             Monthly
McDonald                                                                               Monthly
Meketa Investment Group                                                                Monthly
Mellon Employee Benefit Solutions                                                      Monthly
Mellon Human Resources & Investor Solutions                                            Monthly
Mercer HR Services                                                                     Monthly
Mercer Investment Consulting                                                           Monthly
Merrill Lynch                                                                          Monthly
Merrill Lynch, Pierce, Fenner & Smith, Inc.              Monthly
MetLife                                                                                Monthly
MetLife Investors                                                                      Monthly
MFS Retirement Services, Inc.                                                          Monthly
MFS/Sun Life Financial Distributors, Inc.                                              Monthly
(MFSLF)
Midland National Life                                                                  Monthly
Milliman & Robertson Inc.                                                              Monthly
Minnesota Life Insurance Company                                                       Monthly
Monroe Vos Consulting Group, Inc.                                                      Monthly
Morgan Keegan                                                                          Monthly

                                                                               PORTFOLIO COMMENTARIES,
                                                                               FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS          ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                    (ITEM #2)*
Morgan Stanley Dean Witter                                                             Monthly
MorganStanley                                                                          Monthly
Morningstar Associates, Inc. / Morningstar,     Monthly (with 1 month lag)             Monthly
Inc.
National City Bank                                                                     Monthly
Nationwide Financial                                                                   Monthly
NCCI Holdings, Inc.                                                                    Monthly
New England Pension Consultants                          Monthly                       Monthly
Newkirk Products, Inc.                                   Monthly
New York Life Investment Management                                                    Monthly
Nordstrom Pension Consulting (NPC)                                                     Monthly
NY Life Insurance Company                                                              Monthly
Oxford Associates                                                                      Monthly
Palmer & Cay Investment Services                                                       Monthly
Paul L. Nelson & Associates                                                            Monthly
Peirce Park Group                                                                      Monthly
Pension Consultants, Inc.                                                              Monthly
PFE Group                                                                              Monthly
PFM Group                                                                              Monthly
PFPC, Inc.                                                                             Monthly
Phoenix Life Insurance Company                                                         Monthly
Piper Jaffray                                                                          Monthly
PNC Advisors                                                                           Monthly
Portfolio Evaluations, Inc.                                                            Monthly
Prime, Buchholz & Associates, Inc.                                                     Monthly
Princeton Financial Systems, Inc. (portfolio              Daily
administration system)
Protective Life Corporation                                                            Monthly
Prudential Financial                                                                   Monthly
Prudential Insurance Company of America                                                Monthly
Prudential Securities, Inc.                                                            Monthly
Putnam Fiduciary Trust Company                           Monthly
Putnam Investments                                                                     Monthly
R.V. Kuhns & Associates, Inc.                                                          Monthly
Raymond James Financial, Inc.                                                          Monthly
RBC Dain Rauscher                                                                      Monthly
Reuters America, Inc.                                     Daily
Rocaton Investment Advisors, LLC                                                       Monthly
Ron Blue & Co.                                                                         Monthly
Roszel Advisors, LLC (MLIG)                                                            Monthly
Schwab Corporate Services                                Monthly
Scudder Investments                                                                    Monthly
Segal Advisors                                                                         Monthly
SEI Investment                                                                         Monthly
SG Constellation, LLC                                    Monthly
Shields Associates                                                                     Monthly

                                                                               PORTFOLIO COMMENTARIES,
                                                                               FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS          ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                    (ITEM #2)*
Smith Barney                                                                           Monthly
Spagnola-Cosack, Inc.                                                                  Monthly
Standard & Poor's                                         Daily                        Monthly
Stanton Group                                                                          Monthly
State Street Bank and Trust Company (Funds'               Daily
custodian and accounting agent)
Stearne, Agee & Leach                                                                  Monthly
Stephen's, Inc.                                                                        Monthly
Stifel Nicolaus                                                                        Monthly
Strategic Advisers, Inc.                                 Monthly
Strategic Insight                                        Monthly
Strategic Investment Solutions                                                         Monthly
Stratford Advisory Group, Inc.                           Monthly                       Monthly
Summit Strategies Group                                                                Monthly
T. Rowe Price Associates, Inc.                                                         Monthly
TD Asset Management                                                                    Monthly
The 401k Company                                                                       Monthly
The Carmack Group, Inc.                                                                Monthly
The MacGregor Group, Inc. (equity trading                 Daily
system)
The Managers Fund                                                                      Monthly
The Manufacturers Life Ins. Co.                          Monthly
The Vanguard Group                                                                     Monthly
Thomson Financial Research (past performance             Monthly
hypotheticals)
Towers Perrin                                                                          Monthly
Transamerica Retirement Services                                                       Monthly
Travelers Life and Annuity Company                                                     Monthly
UBS (Luxembourg) S.A.
UBS- Prime Consulting Group                                                            Monthly
UMB Bank                                                                               Monthly
Union Bank of California                                                               Monthly
US Bank                                                                                Monthly
USI Retirement                                                                         Monthly
Valic                                                                                  Monthly
Victory Capital Management                                                             Monthly
Vestek Systems, Inc.                                     Monthly
Wachovia Bank                                                                          Monthly
Wall Street Source                                        Daily
Watson Wyatt Worldwide                                                                 Monthly
Welch Hornsby & Welch                                                                  Monthly
Wells Fargo                                                                            Monthly
William M. Mercer Consulting Inc.                                                      Monthly
Wilmer Cutler Pickering Hale and Dorr LLP                                              Monthly
(Counsel to the Independent Board of
Directors/ Trustees)
Wilshire Associates, Inc.                                                              Monthly
Wurts & Associates, Inc.                                 Monthly                       Monthly

                                                                               PORTFOLIO COMMENTARIES,
                                                                               FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS          ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                    (ITEM #2)*
Wyatt Investment Consulting, Inc.                                                      Monthly
Yanni Partners, Inc.                                                                   Monthly

----------
* This information is or may be provided within 15 days after the end of the period indicated below, unless otherwise noted. Many of the recipients actually receive the information on a quarterly basis, rather than on a monthly basis as noted in the chart.

                                   APPENDIX B

                                                               DECEMBER 31, 2004

                             LORD, ABBETT & CO. LLC

                      PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

     Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process. Lord Abbett's Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Director of Equity Investments, the Firm's Managing Member and its General Counsel. Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team's portfolio is voted in a timely manner in accordance with those policies. A written file memo is delivered to the proxy administrator in each case where an investment team declines to follow a recommendation of a company's management. Lord Abbett has retained Institutional Shareholder Services ("ISS") to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

     The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds' Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

     Lord Abbett is a privately-held firm, and we conduct only one business: we manage the investment portfolios of our clients. We are not part of a larger group of companies conducting diverse financial operations. We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett's proxy voting process would be limited. Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds' Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under "Specific Procedures for Potential Conflict Situations". If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of ISS. If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of ISS.

SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

SITUATION 1. Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.

     Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a "Fund Director Company"). If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided NOT to follow the proxy voting recommendation of ISS, then Lord Abbett shall bring that issue to the Fund's Proxy Committee for instructions on how to vote that proxy issue.

     The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund's Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

SITUATION 2. Lord Abbett has a Significant Business Relationship with a Company.

     Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a "Relationship Firm"). A "significant business relationship" for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds' total shares for the last 12 months;
(b) a firm which is a sponsor firm with respect to Lord Abbett's Private Advisory Services business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class Y shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

     For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund's Proxy Committee and shall seek voting instructions from the Fund's Proxy Committee only in those situations where Lord Abbett has proposed NOT to follow the recommendations of ISS.

                       SUMMARY OF PROXY VOTING GUIDELINES

     Lord Abbett generally votes in accordance with management's recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals. This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

ELECTION OF DIRECTORS

     Lord Abbett will generally vote in accordance with management's recommendations on the election of directors. However, votes on director nominees are made on a case-by- case basis. Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors' investment in the company. We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.

     There are some actions by directors that may result in votes being withheld. These actions include:

          1) Attending less than 75% of board and committee meetings without a valid excuse.
          2) Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.
          3) Failing to act on takeover offers where a majority of shareholders tendered their shares.
          4) Serving as inside directors and sit on an audit, compensation, stock option or nomination committee.
          5)   Failing to replace management as appropriate.

     We will generally approve proposals to elect directors annually. The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. The basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board. Although shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, a classified board tips the balance of power too much toward incumbent management at the price of potentially ignoring shareholder interests.

INCENTIVE COMPENSATION PLANS

     We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case by case basis. We use ISS for guidance on appropriate compensation ranges for various industries and company sizes. In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

     We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:
     1) The stock's volatility, to ensure the stock price will not be back in the money over the near term.

     2)   Management's rationale for why the repricing is necessary.
     3) The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.
     4) Other factors, such as the number of participants, term of option, and the value for value exchange.

     In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans. Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies' compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

SHAREHOLDER RIGHTS

CUMULATIVE VOTING

     We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

CONFIDENTIAL VOTING

     There are both advantages and disadvantages to a confidential ballot. Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee. A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

     On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

SUPERMAJORITY VOTING

     Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

TAKEOVER ISSUES

     Votes on mergers and acquisitions must be considered on a case by case basis. The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights. It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more that 10% of the company's voting stock. Restructuring proposals will also be evaluated on a case by case basis following the same guidelines as those used for mergers.

     Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1) Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2) Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

          3) Shareholder Rights Plans (so-called "Poison Pills"), usually "blank check" preferred and other classes of voting securities that can be issued without further shareholder approval. However, we look at these proposals on a case by case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals. We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

          4) "Chewable Pill" provisions, are the preferred form of Shareholder Rights Plan. These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote. To strike a balance of power between management and the shareholder, ideally "Chewable Pill" provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

     - Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.
     -    No dead-hand or no-hand pills.
     - Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.
     - Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

SOCIAL ISSUES

     It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings. We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

STATEMENT OF ADDITIONAL INFORMATION                                MARCH 1, 2005

                          LORD ABBETT SECURITIES TRUST
                        LORD ABBETT MICRO-CAP GROWTH FUND
                        LORD ABBETT MICRO-CAP VALUE FUND
                                (CLASS A SHARES)


This Statement of Additional Information ("SAI") is not a Prospectus. A Prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC ("Lord Abbett Distributor") at 90 Hudson Street, Jersey City, NJ 07302-3973. This SAI relates to, and should be read in conjunction with, the Prospectus for the Lord Abbett Securities Trust - Lord Abbett Micro-Cap Growth Fund ("Micro-Cap Growth Fund") and Lord Abbett Micro-Cap Value Fund ("Micro-Cap Value Fund") (each individually a "Fund" or, collectively, the "Funds"), dated March 1, 2005.

Shareholder account inquiries should be made by directly contacting the Funds or by calling 800-821-5129. The Annual Report to Shareholders contains additional performance information and is available without charge, upon request by calling 800-874-3733. In addition, you can make inquiries through your dealer.

          TABLE OF CONTENTS                                                     PAGE
          1.      Fund History                                                   2
          2.      Investment Policies                                            2
          3.      Management of the Funds                                       10
          4.      Control Persons and Principal Holders of Securities           18
          5.      Investment Advisory and Other Services                        20
          6.      Brokerage Allocations and Other Practices                     21
          7.      Classes of Shares                                             22
          8.      Purchases, Redemptions, Pricing and Payments to Dealers       25
          9.      Taxation of the Funds                                         29
          10.     Underwriter                                                   31
          11.     Performance                                                   31
          12.     Financial Statements                                          33
                  Appendix A.    Fund Portfolio Information Recipients          34
                  Appendix B.    Proxy Voting Policies and Procedures           40

                                       1.
                                  FUND HISTORY

Lord Abbett Securities Trust (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust was organized as a Delaware business trust on February 26, 1993, with an unlimited amount of shares of beneficial interest authorized. The Trust has seven funds or series, but only shares of Class A of Micro-Cap Growth Fund and Micro-Cap Value Fund are described in this SAI. Class A shares of the Funds are only offered to current or retired employees, partners, and officers, directors or trustees of each of Lord Abbett-sponsored funds and the spouses and children under the age of 21 of each such employee, officer, director or trustee.

                                       2.
                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS. Each Fund's investment objective in the Prospectus cannot be changed without approval of a majority of each Fund's outstanding shares. Each Fund is also subject to the following fundamental investment restrictions that cannot be changed without approval of a majority of each Fund's outstanding shares.

Each Fund may not:

     (1) borrow money, except that (i) it may borrow from banks (as defined in the Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) it may borrow up to an additional 5% of its total assets for temporary purposes, (iii) it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) it may purchase securities on margin to the extent permitted by applicable law;

     (2) pledge its assets (other than to secure borrowings, or to the extent permitted by each Fund's investment policies as permitted by applicable law);

     (3) engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (4) make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

     (5) buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein), or commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

     (6) with respect to 75% of its gross assets, buy securities of one issuer representing more than (i) 5% of its gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) 10% of the voting securities of such issuer;

     (7) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or

     (8) issue senior securities to the extent such issuance would violate applicable law.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first restriction with which the Funds must comply on a continuous basis.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. In addition to the investment objective of each Fund, and the investment restrictions above that cannot be changed without shareholder approval, each Fund is also subject to the following non-fundamental investment restrictions that may be changed by the Board of Trustees (the "Board") without shareholder approval.

Each Fund may not:

     (1) make short sales of securities or maintain a short position except to the extent permitted by applicable law;

     (2) invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933 ("Rule 144A"), determined by Lord Abbett to be liquid subject to the oversight of the Board;

     (3) invest in securities issued by other investment companies except to the extent permitted by applicable law (the All Value Fund and the International Opportunities Fund, additional series of the Trust, may not, however, rely on Sections 12(d)(1)(F) and 12(d)(1)(G) of the
          Act);

     (4) invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of a Fund's total assets (included within such limitation, but not to exceed 2% of its total assets, are warrants which are not listed on the New York Stock Exchange ("NYSE")or American Stock Exchange or a major foreign exchange);

     (5) invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or other development programs, except that it may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities;

     (6) write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in its Prospectus and SAI, as they may be amended from time to time; or

     (7) buy from or sell to any of the Trust's officers, trustees, employees, or its investment adviser or any of the adviser's officers, partners or employees, any securities other than the Trust's shares.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security.

PORTFOLIO TURNOVER RATE. For the fiscal years ended October 31, 2004 and 2003, the portfolio turnover rate was 79.07% and 126.71% for the Micro-Cap Growth Fund; 36.97% and 48.55% for the Micro-Cap Value Fund, respectively. The Micro-Cap Growth Fund took advantage of volatility in the markets in which it principally invests during the last fiscal year, which increased its portfolio turnover rate.

ADDITIONAL INFORMATION ON PORTFOLIO RISKS, INVESTMENTS AND TECHNIQUES. This section provides further information on certain types of investments and investment techniques that may be used by each Fund, including their associated risks.

BORROWING MONEY. Each Fund may borrow money for certain purposes as described above under "Fundamental Investment Restrictions." If a Fund borrows money and experiences a decline in its net asset value, the borrowing will increase its losses.

CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. Convertible securities are preferred stocks or debt obligations that are convertible into common stock. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. Convertible securities have both equity and fixed income risk characteristics. Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. The market value of convertible securities tends to decline as interest rates increase. If, however, the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. In such a case, a convertible security may lose much or all of its value if the value of the underlying common stock then falls below the conversion price of the security. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly based on its fixed income characteristics, and thus, may not necessarily decline in price as much as the underlying common stock.

DEBT SECURITIES. Each Fund may invest in debt securities, such as bonds, debentures, government obligations, commercial paper and pass-through instruments. The value of debt securities may fluctuate based on changes in interest rates and the issuer's financial condition. When interest rates rise or the issuer's financial condition worsens or is perceived by the market to be at greater risk, the value of debt securities tends to decline.

DEPOSITARY RECEIPTS. Each Fund may invest in American Depositary Receipts ("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market liquidity currency, political, information and other risks. Although each Fund may not invest more than 10% of its net assets in foreign securities, ADRs are not subject to this limitation.

FOREIGN CURRENCY TRANSACTIONS. In accordance with each Fund's investment objective and policies, a Fund may engage in spot transactions and may use forward contracts to protect against uncertainty in the level of future exchange rates.

Each Fund may enter into forward contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

Each Fund also may use forward contracts in connection with existing portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that Lord Abbett believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. For example, when Lord Abbett believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements may not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity date of a forward contract that requires a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

FOREIGN SECURITIES. Each Fund may invest up to 10% of their net assets in foreign securities that are primarily traded outside the United States. This limitation does not include ADRs. Foreign securities may involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers, including the following:

     - Foreign securities may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to foreign securities and changes in exchange control regulations (i.e., currency blockage). A decline in the exchange rate of the foreign currency in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security in U.S. dollars.
     - Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S.
     - Clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures may be unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.
     - Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a comparable U.S. issuer.
     - There is generally less government regulation of foreign markets, companies and securities dealers than in the U.S.
     - Foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.
     - Foreign securities may trade on days when a Fund does not sell shares. As a result, the value of a Fund's portfolio securities may change on days an investor may not be able to purchase or redeem Fund shares.
     - With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of a Fund, and political or social instability or diplomatic developments that could affect investments in those countries.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Although each Fund has no current intention of doing so, each Fund may engage in futures and options on futures transactions in accordance with its investment objectives and policies.

Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits. At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash or eligible securities called "initial margin." Subsequent payments, called "variation margin," are made on a daily basis as the market price of the futures contract or option fluctuates.

Each Fund may purchase and sell futures contracts and purchase and write call and put options on futures contracts for bona fide hedging purposes, including to hedge against changes in interest rates, securities prices, or to the extent a Fund invests in foreign securities, currency exchange rates, or in order to pursue risk management strategies, including gaining efficient exposure to markets and minimizing transaction costs. Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. A Fund may not purchase or sell futures contracts, options on futures contracts or options on currencies traded on a CFTC-regulated exchange for non-bona fide hedging purposes if the aggregate initial margin and premiums required to establish such positions would exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on any such contracts it has entered into.

Futures contracts and options on futures contracts present substantial risks, including the following:

     - While a Fund may benefit from the use of futures and related options, unanticipated market events may result in poorer overall performance than if a Fund had not entered into any futures or related options transactions.
     - Because perfect correlation between a futures position and a portfolio position that a Fund intends to hedge is impossible to achieve, a hedge may not work as intended, and a Fund may thus be exposed to additional risk of loss.

     - The loss that a Fund may incur in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.
     - Futures markets are highly volatile, and the use of futures may increase the volatility of a Fund's net asset value.
     - As a result of the low margin deposits normally required in futures and options on futures trading, a relatively small price movement in a contract may result in substantial losses to a Fund.
     - Futures contracts and related options may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.
     - The counterparty to an OTC contract may fail to perform its obligations under the contract.

STOCK INDEX FUTURES. Although each Fund has no current intention of doing so, each Fund may seek to reduce the volatility in its portfolio through the use of stock index futures contracts. A stock index futures contract is an agreement pursuant to which two parties agree, one to receive and the other to pay, on a specified date an amount of cash equal to a specified dollar amount -- established by an exchange or board of trade -- times the difference between the value of the index at the close of the last trading day of the contract and the price at which the futures contract is originally written. The purchaser pays no consideration at the time the contract is entered into; the purchaser only pays a good faith deposit.

The market value of a stock index futures contract is based primarily on the value of the underlying index. Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract. If a stock index is established that is made up of securities whose market characteristics closely parallel the market characteristics of the securities in a Fund's portfolio, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of the portfolios. Thus, if a Fund sells futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e., the size of the futures position). Conversely, when a Fund has cash available (for example, through substantial sales of shares) and wishes to invest the cash in anticipation of a rising market, the Fund could rapidly hedge against the expected market increase by buying futures contracts to offset the cash position and thus cushion the adverse effect of attempting to buy individual securities in a rising market. Stock index futures contracts are subject to the same risks as other futures contracts discussed above under "Futures Contracts and Options on Futures Contracts." To date, each Fund has not entered into any stock index futures contracts and has no present intent to do so.

ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

     -    Domestic and foreign securities that are not readily marketable.
     - Repurchase agreements and time deposits with a notice or demand period of more than seven days.
     - Certain restricted securities, unless Lord Abbett determines, subject to the oversight of the Board, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A ("144A Securities") and is liquid.

144A Securities may be resold to a qualified institutional buyer without registration and without regard to whether the seller originally purchased the security for investment. Investing in 144A Securities may decrease the liquidity of each Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

INVESTMENT COMPANIES. Each Fund may invest in securities of other investment companies subject to limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which it invests. Such investment companies will generally be money market funds or have investment objectives, policies and restrictions substantially similar to those of the investing Fund and will be subject to substantially the same risks.

Each Fund may, consistent with its investment policies, invest in investment companies established to accumulate and hold a portfolio of securities that is intended to track the price performance and dividend yield of a well-known securities index. A Fund may use such investment company securities for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of such securities may not perfectly parallel the price movement of the underlying index. An example of this type of security is the Standard & Poor's Depositary Receipt, commonly known as a "SPDR."

LISTED OPTIONS ON SECURITIES. Each Fund may purchase and write national securities exchange-listed put and call options on securities or securities indices in accordance with its investment objectives and policies. A "call option" is a contract sold for a price giving its holder the right to buy a specific amount of securities at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. Each Fund may write covered call options that are traded on a national securities exchange with respect to securities in its portfolio in an attempt to increase income and to provide greater flexibility in the disposition of portfolio securities. During the period of the option, a Fund forgoes the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds its net premium). Each Fund may also enter into "closing purchase transactions" in order to terminate their obligation to deliver the underlying security. This may result in a short-term gain or loss. A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written. If a Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation.

A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. Writing listed put options may be a useful portfolio investment strategy when the Fund has cash or other reserves available for investment as a result of sales of Fund shares or when the investment manager believes a more defensive and less fully invested position is desirable in light of market conditions. Each Fund will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. Each Fund may write covered put options to the extent that cover for such options does not exceed 15% of its net assets. Each Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of the Fund's net assets at the time an option is written.

The purchase and writing of options is a highly specialized activity that involves special investment risks. Each Fund may use options for hedging or cross hedging purposes or to seek to increase total return (which is considered a speculative activity). If Lord Abbett is incorrect in its expectation of changes in market prices or determination of the correlation between the securities on which options are based and a Fund's portfolio securities, the Fund may incur losses. The use of options can also increase a Fund's transaction costs.

PREFERRED STOCK, WARRANTS AND RIGHTS. Each Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stockholders but after bond holders and other creditors. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer's common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative and may result in a total loss of the money invested.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction by which the purchaser acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed-upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. Each Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises ("U.S.

Government Securities") having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). Such agreements permit a Fund to keep all of their assets at work while retaining flexibility in pursuit of investments of a longer term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of them. Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties. Each Fund intends to limit repurchase agreements to transactions with dealers and financial institutions believed by Lord Abbett, as the investment manager, to present minimal credit risks. Lord Abbett will monitor the creditworthiness of the repurchase agreement sellers on an ongoing basis.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). This risk is greatly reduced because the Fund receives cash equal to 100% of the price of the security sold. Engaging in reverse repurchase agreements may also involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Each Fund will attempt to minimize this risk by managing its duration. Each Fund's reverse repurchase agreements will not exceed 20% of the Fund's net assets.

SECURITIES LENDING. Each Fund may lend portfolio securities to registered broker-dealers. These loans may not exceed 30% of a Fund's total assets. Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government Securities or other permissible means at least equal to 102% of the market value of domestic securities loaned and 105% in the case of foreign securities loaned. A Fund may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Fund and is acting as a "placing broker." No fee will be paid to affiliated persons of a Fund.

By lending portfolio securities, each of the Funds can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities or other forms of non-cash collateral are received. Lending portfolio securities could result in a loss or delay in recovering a Fund's securities if the borrower defaults.

SHORT SALES. Each Fund may make short sales of securities or maintain a short position, if at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short. Each Fund does not intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales.

TEMPORARY DEFENSIVE INVESTMENTS. As described in the Prospectus each Fund is authorized to temporarily invest a substantial amount, or even all, of its assets in various short-term fixed income securities to take a defensive position. These securities include:

     - U.S. Government Securities. These securities include Treasury bills, notes and bonds.
     - Commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.
     - Bank certificates of deposit and time deposits. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.
     - Bankers' acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.
     -    Repurchase agreements.

WHEN-ISSUED OR FORWARD TRANSACTIONS. Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government Securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund's custodian in order to pay for the commitment. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date that could result in depreciation of the value of fixed-income when-issued securities. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

POLICIES AND PROCEDURES GOVERNING DISCLOSURE OF PORTFOLIO HOLDINGS. The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis. Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand. Except as noted in the three instances below, the Funds do not provide portfolio holdings to any third party until they are made available to the general public on Lord Abbett's website at www.LordAbbett.com or otherwise. The exceptions are as follows:

     1. The Funds may provide their portfolio holdings to (a) third parties that render services to the Funds relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent public accounting firms, counsel, etc.), as appropriate to the service being provided to the Funds, on a daily, monthly, calendar quarterly or annual basis within 15 days following the end of the period, and (b) third party consultants on a monthly or calendar quarterly basis within 15 days following period-end for the sole purpose of performing their own analyses with respect to the Funds. The Funds may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Funds;

     2. The Funds may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of up to the ten largest portfolio positions, and/or portfolio performance attribution information as of the month-end within 15 days thereafter to certain Financial Intermediaries; and

     3. The Funds may provide their portfolio holdings or related information in response to governmental requests or subpoenas or in similar circumstances.

Before providing schedules of their portfolio holdings to a third party in advance of making them available to the general public, the Funds obtain assurances through contractual obligations, certifications or other appropriate means such as due diligence sessions and other meetings to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings, and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Funds related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Funds and/or their investment strategies, or as otherwise agreed to among the parties. In addition and also in the case of other portfolio related information, written materials will contain appropriate legends requiring that the information be kept confidential and restricting the use of the information. An executive officer of each Fund approves these arrangements subject to the Board's review and oversight, and Lord Abbett provides reports at least semi-annually to the Board concerning them. The Board also reviews the Funds' policies and procedures governing these arrangements on an annual basis. These policies and procedures may be modified at any time with the approval of the Board.

Neither the Funds, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Funds related to the Funds' portfolio holdings. For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Funds. Neither the Funds, Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio related information under which the third party would maintain assets in the Funds or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons.

Lord Abbett's Compliance Department periodically reviews and evaluates Lord Abbett's adherence to the above policies and procedures, including the existence of any conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand. The Compliance Department reports to the Board at least annually regarding its assessment of compliance with these policies and procedures.

FUND PORTFOLIO INFORMATION RECIPIENTS. Attached as Appendix A is a list of the third parties that may receive portfolio holdings information under the circumstances described above.

                                       3.
                             MANAGEMENT OF THE FUNDS

The Board is responsible for the management of the business and affairs of each Fund in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Funds' investment adviser.

INTERESTED TRUSTEE
The following Trustee is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 50 portfolios or series.

                                 CURRENT POSITION
NAME, ADDRESS AND                LENGTH OF SERVICE     PRINCIPAL OCCUPATION
DATE OF BIRTH                    WITH TRUST            DURING PAST FIVE YEARS                OTHER DIRECTORSHIPS
-----------------                -----------------     ----------------------                -------------------
ROBERT S. DOW                    Trustee since 1993;   Managing Partner and Chief            N/A
Lord, Abbett & Co. LLC           Chairman since 1996   Investment Officer of Lord
90 Hudson Street                                       Abbett since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945

INDEPENDENT TRUSTEES
The following independent or outside Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 50 portfolios or series.

                                 CURRENT POSITION
NAME, ADDRESS AND                LENGTH OF SERVICE     PRINCIPAL OCCUPATION
DATE OF BIRTH                    WITH TRUST            DURING PAST FIVE YEARS                OTHER DIRECTORSHIPS
-----------------                -----------------     ----------------------                -------------------
E. THAYER BIGELOW                Trustee since 1994    Managing General Partner, Bigelow     Currently serves as
Emmerling Communications                               Media, LLC (since 2000); Senior       director of Adelphia
41 Madison Ave., Suite 3810                            Adviser, Time Warner Inc. (1998 -     Communications, Inc.,
New York, NY                                           2000); Acting Chief Executive         Crane Co., and Huttig
Date of Birth: 10/22/1941                              Officer of Courtroom Television       Building Products, Inc.
                                                       Network  (1997 - 1998); President
                                                       and Chief Executive Officer of Time
                                                       Warner Cable Programming, Inc.
                                                       (1991 - 1997).

WILLIAM H.T. BUSH                Trustee since 1998    Co-founder and Chairman of the        Currently serves as
Bush-O'Donnell & Co., Inc.                             Board of the financial advisory       director of Wellpoint
101 South Hanley Road                                  firm of Bush-O'Donnell & Company      Health Networks, Inc.,
Suite 1250                                             (since 1986).                         since 2002 and
St. Louis, MO                                                                                Engineered Support
Date of Birth: 7/14/1938                                                                     Systems, Inc. (since
                                                                                             2000).

ROBERT B. CALHOUN, JR.           Trustee since 1998    Managing Director of Monitor          Currently serves as
Monitor Clipper Partners                               Clipper Partners (since 1997) and     director of Avondale,
Two Canal Park                                         President of Clipper Asset            Inc., and Interstate
Cambridge, MA                                          Management Corp. (since 1991), both   Bakeries Corp.
Date of Birth: 10/25/1942                              private equity investment funds.

JULIE A. HILL                    Trustee since 2004    Owner and CEO of the Hillsdale        Currently serves as
1280 Bison                                             Companies, a business consulting      director of Wellpoint
Newport Coast, CA                                      firm (since 1998); Founder,           Health Networks, Inc.;
Date of Birth: 7/16/1946                               President and Owner of the            Resources Connection
                                                       Hiram-Hill and Hillsdale              Inc.; and Holcim (US)
                                                       Development Companies (1998 to        Inc..= (a subsidiary of
                                                       2000).                                Holcim, Ltd.)

FRANKLIN W. HOBBS                Trustee since 2001    Former Chief Executive Officer of     Currently serves as
One Equity Partners                                    Houlihan Lokey Howard & Zukin, an     director of Adolph Coors
320 Park Ave. (18th Floor)                             investment bank (January 2002 to      Company.
New York, NY                                           April 2003); Chairman of Warburg
Date of Birth: 7/30/1947                               Dillon Read (1999 - 2001); Global
                                                       Head of Corporate Finance of SBC
                                                       Warburg Dillon Read (1997 - 1999);
                                                       Chief Executive Officer of Dillon,
                                                       Read & Co. (1994 - 1997).

C. ALAN MACDONALD                Trustee since 1993    Retired - General Business and        Currently serves as
P.O. Box 4393                                          Governance Consulting (since 1992);   director of H.J. Baker
Greenwich, CT                                          formerly President and CEO of         (since 2003).
Date of Birth: 5/19/1933                               Nestle Foods.

THOMAS J. NEFF                   Trustee since 1993    Chairman of Spencer Stuart (U.S.),    Currently serves as
Spencer Stuart                                         an executive search consulting firm   director of Ace, Ltd.
277 Park Avenue                                        (since 1996); President of Spencer    (since 1997) and Hewitt
New York, NY                                           Stuart (1979-1996).                   Associates, Inc.
Date of Birth: 10/2/1937

OFFICERS
None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord
Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

                                  CURRENT
   NAME AND                       POSITION WITH       LENGTH OF SERVICE      PRINCIPAL OCCUPATION
   (DATE OF BIRTH)                TRUST               OF CURRENT POSITION    DURING PAST FIVE YEARS
   ---------------                -------------       -------------------    ----------------------
   ROBERT S. DOW                  Chief Executive     Elected in 1993        Managing Partner and Chief Investment
   (3/8/1945)                     Officer and                                Officer of Lord Abbett since 1996.
                                  President

   SHOLOM DINSKY                  Executive Vice      Elected in 2003        Partner and Large Cap Value Investment
   (3/24/1944)                    President                                  Manager, joined Lord Abbett in 2000,
                                                                             formerly Managing Director of Prudential
                                                                             Asset Management, prior thereto Director of
                                                                             Equity Research and Senior Vice President
                                                                             at Mitchell Hutchins Asset Management.

   LESLEY-JANE DIXON              Executive Vice      Elected in 1999        Partner and Investment Manager, joined
   (1/1/1964)                     President                                  Lord Abbett in 1995.

   ROBERT P. FETCH                Executive Vice      Elected in 1999        Partner and Small-Cap Value Senior
   (2/18/1953)                    President                                  Investment Manager, joined Lord Abbett in
                                                                             1995.

   KENNETH G. FULLER              Executive Vice      Elected in 2003        Investment Manager - Large Cap Value,
   (4/22/1945)                    President                                  joined Lord Abbett in 2002, formerly
                                                                             Portfolio Manager and Senior Vice
                                                                             President at Pioneer Investment
                                                                             Management, Inc. from 1999 to 2002; prior
                                                                             thereto Principal, Manley, Fuller Asset
                                                                             Management.

   HOWARD E. HANSEN               Executive Vice      Elected in 2003        Partner and Investment Manager, joined
   (10/13/1961)                   President                                  Lord Abbett in 1995.

   GERARD S. E. HEFFERNAN, JR.    Executive Vice      Elected in 1999        Partner and Research Analyst, joined Lord
   (9/7/1963)                     President                                  Abbett in 1998.

   VINCENT J. MCBRIDE             Executive Vice      Elected in 2003        Senior Investment Manager, International
   (5/8/1964)                     President                                  Core Equity, joined Lord Abbett in 2003,
                                                                             formerly Managing Director and Portfolio
                                                                             Manager at Warburg Pincus Asset Management
                                                                             and Credit Suisse Asset Management.

   ROBERT G. MORRIS               Executive Vice      Elected in 1998        Partner and Director of Equity Investments,
   (11/6/1944)                    President                                  joined Lord Abbett in 1991.

   ELI M. SALZMANN                Executive Vice      Elected in 2003        Partner and Director of Institutional
   (3/24/1964)                    President                                  Equity Investments, joined Lord Abbett in
                                                                             1997.

   HAROLD SHARON                  Executive Vice      Elected in 2003        Investment Manager and Director,
   (9/23/1960)                    President                                  International Core Equity Management,
                                                                             joined Lord Abbett in 2003, formerly
                                                                             Financial Industry Consultant and Venture
                                                                             Capitalist from 2001 to 2003, prior thereto
                                                                             Managing Director of Warburg Pincus Asset
                                                                             Management and Credit Suisse Asset
                                                                             Management.

   YAREK ARANOWICZ                Vice President      Elected in 2003        Investment Manager, joined Lord Abbett in
   (5/8/1963)                                                                2003, prior thereto Vice President, Head
                                                                             of Global Emerging Markets Funds of
                                                                             Warburg Pincus Asset Management and Credit
                                                                             Suisse Asset Management.

   TRACIE E. AHERN                Vice President      Elected in 1999        Partner and Director of Portfolio
   (1/12/1968)                                                               Accounting and Operations, joined Lord
                                                                             Abbett in 1999.

   JAMES BERNAICHE                Chief Compliance    Elected in 2004        Chief Compliance Officer, joined Lord
   (/28/1956)                     Officer                                    Abbett in 2001; formerly Chief Compliance
                                                                             Officer with Credit-Suisse Asset Management
                                                                             since 1998.

   JOAN A. BINSTOCK               Chief Financial     Elected in 1999        Partner and Chief Operations Officer,
   (3/4/1954)                     Officer and Vice                           joined Lord Abbett in 1999, prior thereto
                                  President                                  Chief Operating Officer of Morgan Grenfell.

   DAVID G. BUILDER               Vice President      Elected in 2001        Equity Analyst, joined Lord Abbett in 1998.
   (1/4/1954)

   DANIEL E. CARPER               Vice President      Elected in 1993        Partner, joined Lord Abbett in 1979.
   (1/22/1952)

   JOHN J. DICHIARO               Vice President      Elected in 2000        Partner and Senior Strategy Coordinator -
   (7/30/1957)                                                               Small Cap Growth, joined Lord Abbett in
                                                                             2000, prior thereto Vice President -
                                                                             Securities Group of Wafra Investment
                                                                             Advisory Group.

   DANIEL H. FRASCARELLI          Vice President      Elected in 2001        Partner and Investment Manager, joined
   (3/11/1954)                                                               Lord Abbett in 1990.

   PAUL A. HILSTAD                Vice President      Elected in 1996        Partner and General Counsel, joined Lord
   (12/13/1942)                   and Secretary                              Abbett in 1995.

   TODD D. JACOBSON               Vice President      Elected in 2003        Investment Manager, International Core
   (10/28/1966)                                                              Equity, joined Lord Abbett in 2003,
                                                                             formerly Director and Portfolio Manager
                                                                             at Warburg Pincus Asset Management and
                                                                             Credit Suisse Asset Management from 2002
                                                                             to 2003; prior thereto Associate Portfolio
                                                                             Manager of Credit Suisse Asset Management.

   LAWRENCE H. KAPLAN             Vice President      Elected in 1997        Partner and Deputy General Counsel, joined
   (1/16/1957)                    and Assistant                              Lord Abbett in 1997.
                                  Secretary

   A. EDWARD OBERHAUS, III        Vice President      Elected in 1993        Partner and Manager of Equity Trading,
   (12/21/1959)                                                              joined Lord Abbett in 1983.

   F. THOMAS O'HALLORAN           Vice President      Elected in 2003        Partner and Investment Manager, joined
   (2/19/1955)                                                               Lord Abbett in 2001, formerly Executive
                                                                             Director/Senior Research Analyst at Dillon
                                                                             Read/UBS Warburg.

   TODOR PETROV                   Vice President      Elected in 2003        Investment Manager, joined Lord Abbett in
   (5/18/1974)                                                               2003, formerly Associate Portfolio Manager
                                                                             of Credit Suisse Asset Management from
                                                                             1999 to 2003; prior thereto Summer
                                                                             Associate of Warburg Pincus Funds.

   CHRISTINA T. SIMMONS           Vice President      Elected in 2000        Assistant General Counsel, joined Lord
   (11/12/1957)                   and Assistant                              Abbett in 1999, formerly Assistant General
                                  Secretary                                  Counsel of Prudential Investments from
                                                                             1998 to 1999, prior thereto Counsel of
                                                                             Drinker, Biddle & Reath LLP, a law firm.

   BERNARD J. GRZELAK             Treasurer           Elected in 2003        Director of Fund Administration, joined
   (6/12/1971)                                                               Lord Abbett in 2003, formerly Vice
                                                                             President, Lazard Asset Management from
                                                                             2000 to 2003, prior thereto Manager of
                                                                             Deloitte & Touche LLP.

COMMITTEES
The standing committees of the Board are the Audit Committee, the Proxy Committee, and the Nominating and Governance Committee.

The Audit Committee is composed wholly of Trustees who are not "interested persons" of the Funds. The members of the Audit Committee are Messrs. Bigelow, Calhoun, and Hobbs and Ms. Hill. The Audit Committee provides assistance to the Board in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Funds, and the quality and integrity of the Funds' financial reports. Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of the Funds' independent public accounting firm and considering violations of the Funds' Code of Ethics to determine what action should be taken. The Audit Committee meets quarterly and during the past fiscal year met four times.

The Proxy Committee is composed of at least two Trustees who are not "interested persons" of the Funds, and also may include one or more Trustees who are partners or employees of Lord Abbett. The current members of the Proxy Committee are three independent Trustees: Messrs. Bush, MacDonald, and Neff. The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest. During the past fiscal year, the Proxy Committee met five times.

The Nominating and Governance Committee is composed of all the Trustees who are not "interested persons" of the Funds. Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as independent Trustees and as committee members; and (ii) periodically reviewing director/trustee compensation. During the past fiscal year, the Nominating and Governance Committee met five times. The Nominating and Governance Committee has adopted policies with respect to its consideration of any individual recommended by the Funds' shareholders to serve as independent Trustee. A shareholder who would like to recommend a candidate may write to the Funds.

APPROVAL OF ADVISORY CONTRACTS
At meetings on December 9, 2004, the Board of Directors of the Funds, including all Directors who are not interested persons of the Funds (the "Board"), considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of each Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2004, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for each Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of each Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing each Fund.

The specific considerations as to each Fund are discussed below.

MICRO-CAP VALUE FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted the difficulty of comparing the Fund to an appropriate performance universe, given the limited number of registered investment companies having a similar investment objective, and considered the performance of the Fund compared to two different performance universes. The Board noted that the performance of the Class Y shares of the Fund were in the first quintile of one performance universe for all periods, and in the first quintile of the other performance universe for all periods, except the one-year period, in which it was in the second quintile. The Board also noted that the performance was above that of the Lipper Small-Cap Core Index and the Lipper Small-Cap Value Index in each period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were approximately thirty-nine basis points above the median of the peer group and the actual advisory and administrative services fees were approximately sixty-four basis points above the median. The Board also noted that Lord Abbett had implemented an expense cap that reduced the total expense ratio of Class A to 2.10% and the total expense ratio of Class Y to 1.85%. The Board noted that, taking into account the cap, the total expense ratio of Class A was approximately thirty-six basis points above the median of the peer group and the total expense ratio of Class Y was approximately forty-five basis points above the median. The Board also noted the Fund was only offered to institutional investors and to employees of Lord Abbett.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

MICRO-CAP GROWTH FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. noted the difficulty of comparing the Fund to an appropriate performance universe, given the limited number of registered investment companies having a similar investment objective, and considered the performance of the Fund compared to two different performance universes. The Board noted noted that the performance of the Class Y shares of the Fund was in the fourth quintile of one performance universe for the nine-month and three-year periods and in the fifth quintile for the one-and five-year periods, and in the first quintile in the nine-month and three-year periods, in the third quintile in the one-year period, and in the second quintile in the five-year period for the second performance universe. The Board also noted that the performance was below that of the Lipper Small-Cap Core Index and above that of the Lipper Small-Cap Growth Index for each period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were approximately thirty-nine basis points above the median of the peer group and the actual management and administrative services fees were approximately sixty-four basis points above the median of the peer group. The Board noted that Lord Abbett had implemented a total expense cap for the Fund that reduced the total expense ratio of Class A to 2.10% and the total expense ratio of Class Y to 1.85%. The Board noted that, in light of the expense, the total expense ratio of Class A was approximately thirty-six basis points above the median of the peer group and the total expense ratio of Class Y was approximately forty-five basis points above the median of the peer group. The Board also noted the Fund was offered only to institutional investors and to employees of Lord Abbett.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

COMPENSATION DISCLOSURE
The following table summarizes the compensation for each of the directors/trustees of the Trust and for all Lord Abbett-sponsored funds.

The second column of the following table sets forth the compensation accrued by the Trust for outside Trustees. The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the outside directors/trustees, and amounts payable but deferred at the option of the director/trustee. No director/trustee of the funds associated with Lord Abbett and no officer of the funds received any compensation from the funds for acting as a director/trustee or officer.


(1)                        (2)                                      (3)
                           FOR THE FISCAL YEAR ENDED                FOR YEAR ENDED DECEMBER 31, 2004
                           OCTOBER 31, 2004 AGGREGATE               TOTAL COMPENSATION PAID BY THE TRUST AND
NAME OF TRUSTEE            COMPENSATION ACCRUED BY THE TRUST(1)     THIRTEEN OTHER LORD ABBETT-SPONSORED FUNDS(2)
---------------            ------------------------------------     ---------------------------------------------
E. Thayer Bigelow          $     4,281                              $     127,364
William H.T. Bush          $     4,197                              $     126,320
Robert B. Calhoun, Jr.     $     4,344                              $     127,000
Julie A. Hill*             $     3,210                              $     111,417
Franklin W. Hobbs          $     3,968                              $     118,500
C. Alan MacDonald          $     4,365                              $     131,320
Thomas J. Neff             $     3,856                              $     117,000

----------
*    Elected February 1, 2004

     1. Outside Trustees' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by the Trust to its outside Trustees may be deferred at the option of a Trustee under an equity-based plan (the "equity-based plan") that deems the deferred amounts to be invested in shares of a Fund for later distribution to the Trustees. In addition, $25,000 of each Trustee's retainer must be deferred and is deemed invested in shares of the Trust and other Lord Abbett-sponsored funds under the equity-based plan. Of the amounts shown in the second column, the total deferred amounts for the Trustees are $873, $1,350, $4,344, $1,996, $3,968, $873, and $3,856 respectively.

     2. The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2004, including fees directors/trustees have chosen to defer.

The following chart provides certain information about the dollar range of equity securities beneficially owned by each Trustee in the Funds and other Lord Abbett-sponsored funds as of December 31, 2003. The amounts shown include deferred compensation to the Trustees deemed invested in fund shares. The amounts ultimately received by the Trustees under the deferred compensation plan will be directly linked to the investment performance of the funds.

                                             DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS
                                                                              AGGREGATE DOLLAR RANGE OF
                                                                             DIRECTOR OWNERSHIP IN LORD
NAME OF TRUSTEE                MICRO-CAP GROWTH        MICRO-CAP VALUE          ABBETT SPONSORED FUND
---------------                ----------------        ---------------     ------------------------------
Robert S. Dow                   Over $100,000           Over $100,000                Over $100,000
E. Thayer Bigelow                 $1-$10,000             $1-$10,000                  Over $100,000
William H. T. Bush                $1-$10,000             $1-$10,000                  Over $100,000
Robert B. Calhoun, Jr.            $1-$10,000             $1-$10,000                  Over $100,000
Julie A. Hill*                    $1-$10,000             $1-$10,000                $50,001-$100,000
Franklin W. Hobbs                 $1-$10,000             $1-$10,000                  Over $100,000
C. Alan MacDonald                 $1-$10,000             $1-$10,000                  Over $100,000
Thomas J. Neff                    $1-$10,000             $1-$10,000                  Over $100,000

----------
*    Elected February 1, 2004

CODE OF ETHICS
The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Trust's Code of Ethics which complies, in substance, with Rule 17j-1 of the Act and each of the recommendations of the Investment Company Institute's Advisory Group on Personal Investing. Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, prohibiting profiting on trades of the same security within 60 days and trading on material and non-public information. The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

PROXY VOTING
The Funds have delegated proxy voting responsibilities to the Funds' investment adviser, Lord Abbett, subject to the Proxy Committee's general oversight. Lord Abbett has adopted its own proxy voting policies and procedures for this purpose. A copy of Lord Abbett's proxy voting policies and procedures is attached as Appendix B.

In addition, the Funds are required to file Form N-PX, with its complete proxy voting record for the twelve months ending June 30th, no later than August 31st of each year. The first such filing was filed by August 31, 2004, for the twelve months ended June 30, 2004. The Funds' Form N-PX filing is available on the SEC's website at www.sec.gov. Each Fund has also made this information available, without charge, on Lord Abbett's website at www.LordAbbett.com.

                                       4.
               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Each Fund is currently only being offered to partners and employees of Lord Abbett and to officers and directors or trustees of each Lord Abbett-sponsored fund (including any retired persons who formerly held such positions), and the spouses and children under the age of 21of each such employees, officer, director or trustee. As of February 2, 2004, our officers and Trustees, as a group, owned 26.66% of Micro-Cap Growth Fund's outstanding shares of Class A, and 38.88% of Micro-Cap Value Fund's outstanding shares of Class A. As of February 2, 2004, the following shareholders owned 5% or more of each Fund's Class A outstanding shares:

MICRO-CAP VALUE FUND
Diane G. Noelke                             Class A            5.01%
Robert J. Noelke JTWROS
90 Hudson St.
Jersey City, NJ

John J. Walsh                               Class A            7.39%
NYAC
180 Central Park South
Box 1190
New York, NY 10019

Daniel E. Carper & Margaret A Carper        Class A           33.67%
90 Hudson St.
Jersey City, NJ

Robert S. Dow TR                            Class A            8.16%
FBO Lindsay Dow
90 Hudson St.
Jersey City, NJ

The Dow Foundation                          Class A           12.11%
90 Hudson St.
Jersey City, NJ

MICRO-CAP VALUE GROWTH
John J. Walsh                               Class A            8.02%
NYAC
180 Central Park South
Box 1190
New York, NY 10019

Daniel E. Carper & Margaret A Carper        Class A           21.07%
90 Hudson St.
Jersey City, NJ

Susan E. Lynch & Robert S. Dow TR           Class A            6.29%
U/A Charles R. Lynch
8 Bayberry Ln.
Greenwich, CT 06831

Susan E. Lynch & Robert S. Dow TR           Class A            6.29%
U/A Andrew E. Lynch
8 Bayberry Ln.
Greenwich, CT 06831

Susan E. Lynch & Robert S. Dow TR           Class A            6.29%
U/A Ronald P. Lynch
8 Bayberry Ln.
Greenwich, CT 06831

Susan E. Lynch                              Class A            5.05%
8 Bayberry Ln.
Greenwich, CT 06831

The Dow Foundation                          Class A           24.99%
90 Hudson St.
Jersey City, NJ

Shareholders owning 25% or more of outstanding shares may be in control and may be able to affect the outcome of certain matters presented for a vote of shareholders. As of February 2, 2005, to the best of our knowledge, the following record holders held 25% or more of a Fund's outstanding shares:

Daniel E. Carper & Margaret A. Carper                Micro-Cap Value 28.22%
90 Hudson St.
Jersey City, NJ

                                       5.
                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER
As described under "Management" in the Prospectus, Lord Abbett is the Funds' investment adviser. The following partners of Lord Abbett are also officers of the Funds: Tracie E. Ahern, Joan A. Binstock, Daniel E. Carper, John J. DiChiaro, Sholom Dinsky, Lesley-Jane Dixon, Robert P. Fetch, Daniel H. Frascarelli, Howard E. Hansen, Paul A. Hilstad, W. Thomas Hudson, Lawrence H. Kaplan, Robert G. Morris, A. Edward Oberhaus, III, F. Thomas O'Halloran, and Eli
M. Salzmann. Robert S. Dow is the managing partner of Lord Abbett and an officer and Trustee of the Funds. The other partners of Lord Abbett are: Michael Brooks, Zane E. Brown, Patrick Browne, Milton Ezrati, Kevin P. Ferguson, Daria L. Foster, Robert I. Gerber, Michael S. Goldstein, Michael A. Grant, Gerard Heffernan, Charles Hofer, Cinda Hughes, Ellen G. Itskovitz, Richard Larsen, Jerald Lanzotti, Robert A. Lee, Maren Lindstrom, Gregory M. Macosko, Thomas Malone, Charles Massare, Jr., Paul McNamara, Robert J. Noelke, R. Mark Pennington, Walter Prahl, Michael Radziemski, Douglas B. Sieg, Richard Sieling, Michael T. Smith, Richard Smola, Diane Tornejal, Christopher J. Towle, Edward von der Linde, and Marion Zapolin. The address of each partner is 90 Hudson Street, Jersey City, NJ 07302-3973.

Under the Management Agreement between Lord Abbett and the Trust, each Fund is obligated to pay Lord Abbett a monthly fee, based on average daily net assets for each month at an annual rate of 1.50 of 1%. These fees are allocated among the separate classes based on the class' proportionate share of each Fund's average daily net assets. For the fiscal years ended October 31, 2004, 2003, and 2002, such fees amounted to $82,459, $52,559, and $48,800 for Micro-Cap Growth Fund; and $162,882, $100,462, and $90,783 for Micro-Cap Value Fund. For the fiscal years ended October 31, 2004, 2003, and 2002, all or a portion of such fees were waived.

For the fiscal year ending October 31, 2005, Lord Abbett has contractually agreed to reimburse a portion of each Fund's expenses so that a Fund's Total Annual Operating Expenses do not exceed an aggregate annual rate of 2.10% of average daily net assets for Class A shares.

Each Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, outside trustees' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.

COMPENSATION OF INVESTMENT MANAGERS
Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. Base salaries are assigned at a level that takes into account the investment manager's experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a multiple of base salaries, are determined after an evaluation of the investment manager's investment results. Investment results are evaluated based on an assessment of the investment manager's three- and five-year investment returns vs. both the appropriate style benchmarks and the appropriate peer group rankings. In addition to investment returns, other factors that are taken into consideration are: style consistency, dispersion among portfolios with similar objectives and the risk taken to achieve the portfolio returns. Finally, there is a component of that bonus that reflects leadership and management of the investment team. No part of the bonus payment is based on the investment manager's assets under management, the revenues generated by those assets, or the profitability of the investment manager's unit. In the case of non-partners, Lord Abbett may designate a manager's bonus payment for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five year period. Lord Abbett has taken pains to avoid creating any profit centers within the firm.

Lord Abbett provides a 401k profit-sharing plan for all eligible employees. Contributions to an investment manager's profit-sharing account are based on a percentage of the investment manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds

ADMINISTRATIVE SERVICES
Pursuant to an Administrative Services Agreement with the Funds, Lord Abbett provides certain administrative services not involving the provision of investment advice to each Fund. Under the Agreement, each Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of .04 of 1%. This fee is allocated among the classes of shares of each Fund based on average daily net assets.

PRINCIPAL UNDERWRITER
Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for each Fund.

CUSTODIAN AND ACCOUNTING AGENT
State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, is each Fund's custodian. The custodian pays for and collects proceeds of securities bought and sold by the Funds and attends to the collection of principal and income. The custodian may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by a Fund in foreign countries and to hold cash and currencies for each Fund. In accordance with the requirements of Rule 17f-5, the Board has approved arrangements permitting each Fund's foreign assets not held by the custodian or its foreign branches to be held by certain qualified foreign banks and depositories. In addition, State Street Bank and Trust Company performs certain accounting and recordkeeping functions relating to portfolio transactions and calculates each Fund's net asset value.

TRANSFER AGENT
DST Systems, Inc. 210 W. 10th St. Kansas City, MO, 64106, acts as the transfer agent and dividend disbursing agent for each Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP, Two World Financial Center, New York, NY, 10281, is the Independent Registered Public Accounting Firm of the Funds and must be approved at least annually by the Funds' Board to continue in such capacity. Deloitte & Touche LLP performs audit services for the Funds, including the examination of financial statements included in the Funds' Annual Report to Shareholders.

                                       6.
                    BROKERAGE ALLOCATIONS AND OTHER PRACTICES

The Funds' policy is to obtain best execution on all portfolio transactions, which means that they seek to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers' services. Consistent with obtaining best execution, the Funds generally pay, as described below, a higher commission than some brokers might charge on the same transaction. Our policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, the Funds, if considered advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Broker-dealers are selected on the basis of their professional capability and the value and quality of their brokerage and research services. Normally, the selection is made by traders who are employees of Lord Abbett. These traders also do the trading for other accounts -- investment companies and other investment clients -- managed by Lord Abbett. They are responsible for obtaining best execution.

In transactions on stock exchanges on the United States, commissions are negotiated, whereas on many foreign stock exchanges commissions are fixed. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Purchases from underwriters of newly-issued securities for inclusion in the Funds' portfolio usually will include a concession paid to the underwriter by the issuer, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

We pay a commission rate that we believe is appropriate to give maximum assurance that our brokers will provide us, on a continuing basis, with the highest level of brokerage services available. While we do not always seek the lowest possible commissions on particular trades, we believe that our commission rates are in line with the rates that many other institutions pay. Our traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers, viewed in terms of either the particular transaction or the overall responsibilities of Lord Abbett with respect to us and the other accounts they manage. Such services include showing us trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, confidential treatment, promptness and reliability.

While neither Lord Abbett nor the Funds obtain third party research services from brokers executing portfolio transactions for the Funds, some of these brokers may provide proprietary research services, at least some of which are useful to Lord Abbett in their overall responsibilities with respect to us and the other accounts they manage. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Such services may be used by Lord Abbett in servicing all their accounts, and not all of such services will necessarily be used by Lord Abbett in connection with their management of the Funds. Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with their management of the Funds, and not all of such services will necessarily be used by Lord Abbett in connection with their advisory services to such other accounts. Lord Abbett cannot allocate research services received from brokers to any particular account, are not a substitute for Lord Abbett's services but are supplemental to its own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into their investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of proprietary research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be increased if it attempted to generate such additional information through its own staff.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.

Lord Abbett seeks to combine or "batch" purchases or sales of a particular security placed at the same time for similarly situated accounts, including the Funds, to facilitate "best execution" and to reduce other transaction costs, if relevant. Each account that participates in a particular batched order, including the Funds, will do so at the average share price for all transactions related to that order in that security on that business day. Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating accounts in proportion to the size of the order placed for each account (i.e., pro-rata). Lord Abbett, however, may increase or decrease the amount of securities allocated to one or more accounts if necessary to avoid holding odd-lot or small numbers of shares in a client account. In addition, if Lord Abbett is unable to execute fully a batched transaction and determines that it would be impractical to allocate a small number of securities on a pro-rata basis among the participating accounts, Lord Abbett allocates the securities in a manner it determines to be fair to all accounts over time.

For the fiscal years ended October 31, 2004, 2003, and 2002, the Funds paid total brokerage commissions on transactions of securities to independent broker-dealers of $28,795, $33,220, and $3,578 for the Micro-Cap Growth Fund; and $21,827, $22,732 and $13,066 for the Micro-Cap Value Fund.

                                       7.
                                CLASSES OF SHARES

Each Fund offers different classes of shares to eligible purchasers. Only Class A shares are offered in this SAI. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices. As of the date of this SAI, each Fund offers Class A shares only to employees, partners, officers, directors or trustees of each Lord Abbett-sponsored fund and the spouses and children under the age of 21 of each such person, as well as retired persons who formerly held such positions. These are the only individuals who are eligible Purchasers with respect to Class A shares of the Funds. Eligible Purchasers may purchase shares at the net asset value ("NAV") per share determined after we receive the purchase order submitted in proper form. In the future, Class A shares may be offered to other investors, in which case a front-end sales charge normally will be added to the NAV as described below.

All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights. Additional classes, series, or funds may be added in the future. The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series, or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund. However, the Rule exempts the selection of independent auditors, the approval of a contract with a principal underwriter and the election of trustees from the separate voting requirements.

The Trust does not hold meetings of shareholders unless one or more matters are required to be acted on by shareholders under the Act. Under the Trust's Declaration and Agreement of Trust ("Declaration"), shareholder meetings may be called at any time by certain officers of the Trust or by a majority of the Trustees (i) for the purpose of taking action upon any matter requiring the vote or authority of each Fund's shareholders or upon other matters deemed to be necessary or desirable or (ii) upon the written request of the holders of at least one-quarter of each Fund's outstanding shares and entitled to vote at the meeting.

SHAREHOLDER LIABILITY. Delaware law provides that the Trust's shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private for profit corporations. The courts of some states, however, may decline to apply Delaware law on this point. The Declaration contains an express disclaimer of shareholder liability for the acts, obligations, or affairs of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust. The Declaration provides for indemnification out of the Trust's property of any shareholder or former shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. Lord Abbett believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

Under the Declaration, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into, or sell and convey all or substantially all of, the assets of the Trust to one or more trusts, partnerships or corporations, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust's registration statement. In addition, the Trustees may, without shareholder vote, cause the Trust to be incorporated under Delaware law.

Derivative actions on behalf of the Trust may be brought only by shareholders owning not less than 50% of the then outstanding shares of the Trust.

CLASS A SHARES. If you buy Class A shares, you pay an initial sales charge on investments of less than $1 million or on investments for Retirement and Benefit Plans with less than 100 eligible employees or on investments that do not qualify under the other categories listed under "Net Asset Value Purchases of Class A Shares." If you purchase Class A shares as part of an investment of at least $1 million (or for certain Retirement and Benefit Plans) in shares of one or more Lord

Abbett-sponsored funds, you will not pay an initial sales charge, but, subject to certain exceptions, if you redeem any of those shares on or before the 12th month after the month in which you buy them (24th month if the shares were purchased prior to November 1, 2004), you may pay to the Fund a contingent deferred sales charge ("CDSC") of 1%.

RULE 12b-1 PLANS
CLASS A. Each Fund has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 of the Act for each of the Funds' Class A, the "A Plan". The principal features of the Plan are described in the Prospectus; however, this SAI contains additional information that may be of interest to investors. The Class A Plan is a compensation plan allowing a fixed fee to Lord Abbett Distributor that may be more or less than the expenses Lord Abbett Distributor actually incurs. In adopting the Plan and in approving its continuance, the Board has concluded that there is a reasonable likelihood that the Plan will benefit its shareholders. The expected benefits include greater sales and lower redemptions of class shares, which should allow each class to maintain a consistent cash flow, and a higher quality of service to shareholders by authorized institutions than would otherwise be the case. The A Plan compensates Lord Abbett Distributor for financing activities primarily intended to sell shares of the Funds. These activities include, but are not limited to, the preparation and distribution of advertising material and sales literature and other marketing activities. Lord Abbett Distributor also uses amounts received under the Plan as described in the Prospectus and for payments to dealers and other agents for (i) providing continuous services to shareholders, such as answering shareholder inquiries, maintaining records, and assisting shareholders in making redemptions, transfers, additional purchases and exchanges and (ii) their assistance in distributing shares of the Fund.

The amounts paid by each Fund to Lord Abbett Distributor pursuant to the A Plan for the fiscal year ended October 31, 2004, in connection with advertising and marketing activities, including payments Lord Abbett Distributor forwarded under the A Plan to dealers and other agents were:

Micro-Cap Growth Fund   --   $    13,660.
Micro-Cap Value Fund    --   $    26,973.

Each A Plan requires the Board to review, on a quarterly basis, written reports of all amounts expended pursuant to the Plan, the purposes for which such expenditures were made, and any other information the Board of Trustees reasonably requests to enable it to make an informed determination of whether the Plans should be continued. Each A Plan shall continue in effect only if its continuance is specifically approved at least annually by vote of the Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("outside Trustees"), cast in person at a meeting called for the purpose of voting on the Plan. No Plan may be amended to increase materially above the limits set forth therein the amount spent for distribution expenses thereunder without approval by a majority of the outstanding voting securities of the applicable class and the approval of a majority of the Trustees, including a majority of the outside Trustees. As long as the Plans are in effect, the selection or nomination of outside Trustees is committed to the discretion of the outside Trustees.

Payments made pursuant to a Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. A Plan terminates automatically if it is assigned. In addition, each Plan may be terminated at any time by vote of a majority of the outside Trustees or by vote of a majority of the outstanding voting securities of such class.

CONTINGENT DEFERRED SALES CHARGES. A CDSC applies upon early redemption of shares regardless of class, and (i) will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price and (ii) will not be imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions) and upon early redemption of shares. In the case of Class A shares, this increase is represented by shares having an aggregate dollar value in your account.

CLASS A SHARES. As stated in the Prospectus, subject to certain exceptions, a CDSC of 1% is imposed with respect to those Class A shares (or Class A shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) on which a one-time distribution fee of up to 1% has been paid if such shares are redeemed out of the Lord Abbett-sponsored fund within a period of 12 months (24 months if the shares were purchased prior to November 1, 2004) from the end of the month in which the original sale occurred.

GENERAL. The percentage (1% in the case of Class A) used to calculate CDSCs described above for the Class A shares is sometimes hereinafter referred to as the "Applicable Percentage."

With respect to Class A shares, a CDSC will not be assessed at the time of certain transactions, including redemptions by participants or beneficiaries from certain Retirement and Benefit Plans and benefit payments under Retirement and Benefit Plans in connection with plan loans, hardship withdrawals, death, retirement or separation from service and for returns of excess contributions to retirement plan sponsors. With respect to Class A share purchases by Retirement and Benefit Plans made through Financial Intermediaries that have special arrangements with the Fund and/or Lord Abbett Distributor, no CDSC will be assessed at the time of redemptions that continue as investments in another fund participating in the program provided the Plan has not redeemed all, or substantially all, of its assets from the Lord Abbett-sponsored funds. In the case of Class A the CDSC is received by the Fund (if the purchase was made prior to October 1, 2004) or by Lord Abbett Distributor (if the purchase was made on or after October 1, 2004) and is intended to reimburse all or a portion of the amount paid by the Fund, or Lord Abbett Distributor, as the case may be, if the shares are redeemed before the Fund, or Lord Abbett Distributor has had an opportunity to realize the anticipated benefits of having a long-term shareholder account in the Fund.

In no event will the amount of the CDSC exceed the Applicable Percentage of the lesser of (i) the net asset value of the shares redeemed or (ii) the original cost of such shares (or of the exchanged shares for which such shares were acquired). No CDSC will be imposed when the investor redeems (i) shares representing an aggregate dollar amount of his or her account, in the case of Class A shares, (ii) that percentage of each share redeemed, (iii) shares with respect to which no Lord Abbett-sponsored fund paid a 12b-1 fee or (iv) shares which, together with exchanged shares, have been held continuously for 12 months (24 months if the shares were purchased prior to November 1, 2004) from the end of the month in which the original sale occurred (in the case of Class A shares). In determining whether a CDSC is payable, (a) shares not subject to the CDSC will be redeemed before shares subject to the CDSC and (b) of the shares subject to a CDSC, those held the longest will be the first to be redeemed.

ACCOUNT FEATURES THAT MATTER TO YOU? Some account features are available in whole or in part to Class A shareholders.

HOW DO PAYMENTS AFFECT MY BROKER? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class than for selling another class. As discussed in more detail below, such compensation is primarily paid at the time of sale in the case of Class A shares.

                                       8.
            PURCHASES, REDEMPTIONS, PRICING, AND PAYMENTS TO DEALERS

Information concerning how we value Fund shares is contained in the Prospectus under "Purchases" and "Redemptions."

The Funds' Board has adopted policies and procedures that are designed to prevent or stop excessive trading and market timing. Please see the Prospectuses under "Purchases."

Under normal circumstances we calculate a Fund's net asset value as of the close of the NYSE on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation. The NYSE is closed on Saturdays and Sundays and the following holidays -- New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Portfolio securities are valued at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sale price, or, if there is no sale on that day, at the last bid, or, in the case of bonds, in the over-the-counter market if that market more accurately reflects the market value of the bonds. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the last bid and asked prices. Over-the-counter fixed income securities are valued at prices supplied by independent pricing services, which reflect broker-dealer-supplied valuations and electronic data processing techniques reflecting the mean between the bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board as described in the Prospectus.

All assets and liabilities expressed in foreign currencies will be converted into United States dollars at the exchange rates of such currencies against United States dollars provided by an independent pricing service at the close of regular trading on the London Stock Exchange. If such exchange rates are not available, the rate of exchange will be determined in accordance with the policies established by the Board.

NET ASSET VALUE PURCHASES OF CLASS A SHARES. As stated in the Prospectus, our Class A shares may be purchased at net asset value under the following circumstances: a) purchases of $1 million or more, b) purchases by Retirement and Benefit Plans with at least 100 eligible employees, c) purchases for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans and that have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases, d) purchases made with dividends and distributions on Class A shares of another Eligible Fund, e) purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) Plan for Class A shares f) purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor, g) purchases made by or on behalf of Financial Intermediaries for clients that pay the Financial Intermediaries fees for services that include investment advisory or management services (including so-called "mutual fund wrap account programs"), provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases, h) purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor, i) purchases by each Lord Abbett-sponsored fund's Directors or Trustees, officers of each Lord Abbett-sponsored fund, employees and partners of Lord Abbett (including retired persons who formerly held such positions and family members of such purchasers), j) purchases through a broker-dealer for clients that participate in an arrangement with the broker-dealer under which the client pays the broker-dealer a fee based on the total asset value of the client's account for all or a specified number of securities transactions, including purchases of mutual fund shares, in the account during a certain period.

Our Class A shares also may be purchased at net asset value i) by employees, partners and owners of unaffiliated consultants and advisors to Lord Abbett, Lord Abbett Distributor or Lord Abbett-sponsored funds who consent to such purchase if such persons provide service to Lord Abbett, Lord Abbett Distributor or such funds on a continuing basis and are familiar with such funds, ii) in connection with a merger, acquisition or other reorganization, iii) by employees of our shareholder servicing agent, or iv) by the trustee or custodian under any pension or profit-sharing plan or Payroll Deduction IRA established for the benefit of the directors, trustees, employees of Lord Abbett, or employees of our shareholder service agents. Shares are offered at net asset value to these investors for the purpose of promoting goodwill with employees and others with whom Lord Abbett Distributor and/or the Fund has a business relationship.

EXCHANGES. The Prospectus briefly describes the Telephone Exchange Privilege. You may exchange some or all of your shares of any class for those in the same class of: (i) Lord Abbett-sponsored funds currently offered to the public with a sales charge (front-end, back-end or level), (ii) Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. ("GSMMF"), or (iii) any authorized institution's affiliated money market fund meeting certain criteria set by Lord Abbett Distributor as to certain omnibus accounts and other criteria, hereinafter referred to as an "authorized money market fund" or "AMMF", to the extent offers and sales may be made in your state. You should read the prospectus of the other fund before exchanging. In establishing a new account by exchange, shares of the Fund being exchanged must have a value equal to at least the minimum initial investment required for the other fund into which the exchange is made.

Shareholders in other Lord Abbett-sponsored funds and AMMFs have the same right to exchange their shares for the corresponding class of each Fund's shares. Exchanges are based on relative net asset values on the day instructions are received by the Fund in Kansas City if the instructions are received in proper form prior to the close of the NYSE. No sales charges are imposed except in the case of exchanges out of GSMMF or AMMF (unless a sales charge (front-end, back-end or level) was paid on the initial investment in a Lord Abbett-sponsored fund). Exercise of the exchange privilege will be treated as a sale for federal income tax purposes, and, depending on the circumstances, a gain or loss may be recognized. In the case of an exchange of shares that have been held for 90 days or less where no sales charge is payable on the exchange, the original sales charge incurred with respect to the exchanged shares will be taken into account in determining gain or loss on the exchange only to the extent such charge exceeds the sales charge that would have been payable on the acquired shares had they been acquired for cash rather than by exchange. The portion of the original sales charge not so taken into account will increase the basis of the acquired shares.

Shareholders have the exchange privilege unless they refuse it in writing. We reserve the right to reject or restrict any purchase order or exchange request if a Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. Each Fund is designed for long-term investors and is not designed to serve as a vehicle for frequent trading in response to short-term swings in the market. We can revoke or modify the privilege for all shareholders upon 60 days' written notice.

"Eligible Funds" are AMMF and other Lord Abbett-sponsored funds that are eligible for the exchange privilege, except Lord Abbett Series Fund, Inc. ("LASF"). The exchange privilege will not be available with respect to any otherwise "Eligible Funds" the shares of which at the time are not available to new investors of the type requesting the exchange.

The other funds and series that participate in the Telephone Exchange Privilege [except (a) GSMMF, (b) certain series of Lord Abbett Municipal Income Fund and Lord Abbett Municipal Income Trust for which a Rule 12b-1 Plan is not yet in effect, and (c) AMMF (collectively, the "Non-12b-1 Funds")] have instituted a CDSC for each class on the same terms and conditions. No CDSC will be charged on an exchange of shares of the same class between Lord Abbett-sponsored funds or between such funds and AMMF. Upon redemption of shares out of the Lord Abbett-sponsored funds or out of AMMF, the CDSC will be charged on behalf of and paid to the fund in which the original purchase (subject to a CDSC) occurred, in the case of the Class A shares. Thus, if shares of a Lord Abbett-sponsored fund are exchanged for shares of the same class of another such fund and the shares of the same class tendered ("Exchanged Shares") are subject to a CDSC, the CDSC will carry over to the shares of the same class being acquired, including GSMMF and AMMF ("Acquired Shares"). Any CDSC that is carried over to Acquired Shares is calculated as if the holder of the Acquired Shares had held those shares from the date on which he or she became the holder of the Exchanged Shares. Although the Non-12b-1 Funds will not pay a distribution fee on their own shares, and will, therefore, not impose their own CDSC, the Non-12b-1 Funds will collect the CDSC on behalf of other Lord Abbett-sponsored funds, in the case of the Class A shares. Acquired Shares held in GSMMF and AMMF that are subject to a CDSC will be credited with the time such shares are held in GSMMF but will not be credited with the time such shares are held in AMMF. Therefore, if your Acquired Shares held in AMMF qualified for no CDSC or a lower Applicable Percentage at the time of exchange into AMMF, that Applicable Percentage will apply to redemptions for cash from AMMF, regardless of the time you have held Acquired Shares in AMMF.

LETTER OF INTENTION. Under the terms of the Letter of Intention as described in the Prospectus, Purchasers (as defined in the Prospectus) may invest $ 50,000 or more over a 13-month period in Class A, B, C, and P shares of any Eligible Fund. Such Class A, B, C, and P shares, as offered by other Lord-Abbett-sponsored funds, and currently owned by you are credited as purchases (at their current offering prices on the date the Letter of Intention is signed) toward achieving the stated investment and reduced initial sales charge for new purchases of Class A shares. Class A shares valued at 5% of the amount of intended purchases are escrowed and may be redeemed to cover the additional sales charge payable if the Letter of Intention is not completed. The Letter of Intention is neither a binding obligation on you to buy, nor on the Fund to sell, the full amount indicated.

RIGHTS OF ACCUMULATION. As stated in the Prospectus, Purchasers (as defined in the Prospectus) may aggregate their investments in Class A, B, C, and P shares of any Eligible Fund so that a current investment, plus the Purchaser's holdings valued at the public offering price, reach a level eligible for a discounted sales charge for Class A shares.

REDEMPTIONS. A redemption order is in proper form when it contains all of the information and documentation required by the order form or otherwise by Lord Abbett Distributor or a Fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor. See the Prospectus for expedited redemption procedures.

The right to redeem and receive payment, as described in the Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the Securities and Exchange Commission ("SEC") deems an emergency to exist.

The Board may authorize redemption of all of the shares in any account in which there are fewer than 25 shares. Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 60 days' prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

DIV-MOVE. Under the Div-Move service described in the Prospectus, you can invest the dividends paid on your account of any class into an existing account of the same class in any other Eligible Fund. The account must either be your account, a joint account for you and your spouse, a single account for your spouse, or a custodial account for your minor child under the age of 21. You should read the prospectus of the other fund before investing.

INVEST-A-MATIC. The Invest-A-Matic method of investing in the Fund and/or any other Eligible Fund is described in the Prospectus. To avail yourself of this method you must complete the application form, selecting the time and amount of your bank checking account withdrawals and the funds for investment, include a voided, unsigned check and complete the bank authorization.

SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan ("SWP") also is described in the Prospectus. You may establish a SWP if you own or purchase uncertificated shares having a current offering price value of at least $10,000. Lord Abbett prototype retirement plans have no such minimum. The SWP involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. Because the value of shares redeemed may be more or less than their cost, gain or loss may be recognized for income tax purposes on each periodic payment. Normally, you may not make regular investments at the same time you are receiving systematic withdrawal payments because it is not in your interest to pay a sales charge on new investments when, in effect, a portion of that new investment is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000. The SWP may be terminated by you or by us at any time by written notice.

RETIREMENT PLANS. The Prospectus indicates the types of retirement plans for which Lord Abbett provides forms and explanations. Lord Abbett makes available the retirement plan forms including 401(k) plans and custodial agreements for IRAs (Individual Retirement Accounts, including Traditional, Education, Roth and SIMPLE IRAs and Simplified Employee Pensions), 403(b) plans and qualified pension and profit-sharing plans. The forms name State Street Bank & Trust Company as custodian and contain specific information about the plans excluding 401(k) plans. Explanations of the eligibility requirements, annual custodial fees and allowable tax advantages and penalties are set forth in the relevant plan documents. Adoption of any of these plans should be on the advice of your legal counsel or qualified tax adviser.

PURCHASES THROUGH FINANCIAL INTERMEDIARIES. Each Fund and/or Lord Abbett Distributor has authorized one or more agents to receive on its behalf purchase and redemption orders. Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of a Fund or Lord Abbett Distributor. Each Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent's authorized designee, receives the order. A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares.

REVENUE SHARING AND OTHER PAYMENTS TO DEALERS AND FINANCIAL INTERMEDIARIES. As described in each Fund's prospectus, Lord Abbett or Lord Abbett Distributor, in its sole discretion, at its own expense and without cost to the Fund or shareholders, also may make payments to dealers and other firms authorized to accept orders for Fund shares (collectively, "Dealers") in connection with marketing and/or distribution support for Dealers, shareholder servicing, entertainment, training and education activities for the Dealers, their investment professionals and/or their clients or potential clients, and/or the purchase of products or services from such Dealers. Some of these payments may be referred to as revenue sharing payments. As of the date of this statement of additional information, the Dealers to whom Lord Abbett or Lord Abbett Distributor makes revenue sharing payments (not including payments for entertainment, and training and education activities for the Dealers, their investment professionals and/or their clients or potential clients) were as follows:

   A.G. Edwards & Sons, Inc.
   Advest, Inc.
   B.C. Ziegler and Company
   Bodell Overcash Anderson & Co., Inc.
   Cadaret, Grant & Co., Inc.
   Edward D. Jones & Co.
   Family Investors Company
   James I. Black & Co.
   Legg Mason Wood Walker, Inc.
   McDonald Investments Inc.
   Merrill Lynch, Pierce, Fenner & Smith Incorporated
       (and/or certain of its affiliates)
   Piper Jaffrey & Co.
   Protective Life Insurance Company
   Prudential Investment Management Services LLC
   RBC Dain Rauscher
   Raymond James & Associates, Inc.
   Raymond James Financial Services, Inc.
   Citigroup Global Markets, Inc.
   Sun Life Assurance Company of Canada
   UBS Financial Services Inc.
   Wachovia Securities, LLC

For more specific information about any revenue sharing payments made to your Dealer, investors should contact their investment professionals.

REDEMPTIONS IN KIND. Under circumstances in which it is deemed detrimental to the best interests of each Fund's shareholders to make redemption payments wholly in cash, each Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of a Fund's net assets by a distribution in kind of readily marketable securities in lieu of cash. Each Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

                                       9.
                             TAXATION OF THE FUNDS

Each Fund has elected, has qualified, and intends to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986 (the "Code"). Because each Fund is treated as a separate entity for federal income tax purposes, the status of each Fund as a regulated investment company is determined separately by the Internal Revenue Service. If a Fund qualifies as a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders. If in any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates and when such income is distributed, such distributions will be further taxed at the shareholder level. Assuming a Fund does qualify as a regulated investment company, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year. Each Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

Each Fund intends to declare and pay as dividends each year substantially all of its net income from investments. Dividends paid by a Fund from its ordinary income or net realized short-term capital gains are taxable to you as ordinary income; however, certain qualified dividend income that a Fund receives and distributes to you is subject to a reduced tax rate of 15% (5% if you are in the 10% or 15% tax brackets) if you meet the general requirement of having held your Fund shares for more than 60 days, and you satisfy certain other requirements.

Dividends paid by a Fund from its net realized long-term capital gains are taxable to you as long-term capital gains, regardless of the length of time you have owned Fund shares. The maximum federal income tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are currently (i) the same as ordinary income tax rates for capital assets held for one year or less, and (ii) 15% (5% for taxpayers in the 10% or 15% tax brackets) for capital assets held for more than one year. You should also be aware that the benefits of the long-term capital gains and qualified dividend rates may be reduced if you are subject to the alternative minimum tax. Capital gains recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations. All dividends are taxable regardless of whether they are received in cash or reinvested in Fund shares.

A Fund's net capital losses for any year cannot be passed through to you but can be carried forward for a period of years to offset the Fund's capital gains in those years. To the extent capital gains are offset by such losses, they do not result in tax liability to a Fund and are not expected to be distributed to you as long term capital gains dividends.

Dividends paid by a Fund to corporate shareholders may qualify for the dividends received deduction to the extent they are derived from dividends paid to the Fund by domestic corporations. If you are a corporation, you must have held your Fund shares for more than 45 days to qualify for the dividends received deduction. The dividends received deduction may be limited if you incur indebtedness to acquire Fund shares, and may result in reduction to the basis of your shares in a Fund if the dividend constitutes an extraordinary dividend at the Fund level.

Distributions paid by a Fund that do not constitute dividends because they exceed the Fund's current and accumulated earnings and profits will be treated as a return of capital and reduce the tax basis of your Fund shares. To the extent that such distributions exceed the tax basis of your Fund shares, the excess amounts will be treated as gains from the sale of the shares.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November, or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed paid by a Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year. Each Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

At the time of your purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund's portfolio or to undistributed taxable income of the Fund. Consequently, subsequent distributions by a Fund with respect to these shares from such appreciation or income may be taxable to you even if the net asset value of your shares is, as a result of the distributions, reduced below your cost for such shares and the distributions economically represent a return of a portion of your investment.

In general, if Fund shares are sold, you will recognize gain or loss equal to the difference between the amount realized on the sale and your adjusted basis in the shares. Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss. However, if your holding period in your Fund shares is six months or less, any capital loss realized from a sale, exchange, or redemption of such shares must be treated as long-term capital loss to the extent of dividends classified as "capital gain dividends" received with respect to such shares. Losses on the sale of Fund shares are not deductible if, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, you acquire shares that are substantially identical.

If your Fund shares are redeemed by a distribution of securities, you will be taxed as if you had received cash equal to the fair market value of the securities. Consequently, you will have a fair market value basis in the securities.

Under Treasury regulations, if you are an individual and recognize a loss with respect to Fund shares of $2 million or more (if you are a corporation, $10 million or more) in any single taxable year (or greater amounts over a combination of years), you may be required to file a disclosure statement with the Internal Revenue Service.

Certain investment practices that a Fund may utilize, such as investing in options, futures, forward contracts, short sales, foreign currency, or foreign entities classified as "passive foreign investment companies" for U.S. tax purposes, may affect the amount, character, and timing of the recognition of gains and losses by the Fund. Such transactions may in turn affect the amount and character of Fund distributions to you.

A Fund may in some cases be subject to foreign withholding taxes, which would reduce the yield on its investments. It is generally expected that a Fund will not be eligible to pass through to you the ability to claim a federal income tax credit or deduction for foreign income taxes paid by the Fund.

You may be subject to a 28% withholding tax on reportable dividends, capital gain distributions, and redemptions ("backup withholding"). Generally, you will be subject to backup withholding if a Fund does not have your certified taxpayer identification number on file, or, to the Fund's knowledge, the number that you have provided is incorrect or backup withholding is applicable as a result of your previous underreporting of interest or dividend income. When establishing an account, you must certify under penalties of perjury that your taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. federal income tax rules described above. Many states allow you to exclude from your state taxable income the percentage of dividends derived from certain federal obligations, including interest on some federal agency obligations. Certain states, however, may require that a specific percentage of a Fund's income be derived from federal obligations before such dividends may be excluded from state taxable income. A Fund may invest some or all of its assets in such federal obligations. Each Fund intends to provide to you on an annual basis information to permit you to determine whether Fund dividends derived from interest on federal obligations may be excluded from state taxable income.

If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply and you should consult your tax adviser for detailed information about the tax consequences to you of owning Fund shares.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts). The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity. If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax adviser regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on dividends representing ordinary income and net short-term capital gains, and the applicability of U.S. gift and estate taxes.

Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, and local tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, exchange, or redemption of your Fund shares.

                                       10.
                                   UNDERWRITER

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Funds. The Trust has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of each Fund, and to make reasonable efforts to sell Fund shares, on a continuous basis, so long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained by reasonable efforts.

For the last three fiscal years, Lord Abbett Distributor, as the Trust's principal underwriter, received net commissions after allowance of a portion of the sales charge to independent dealers with respect to Class A shares as follows:

                                                     YEAR ENDED OCTOBER 31,
                                                     ----------------------
                                              2004             2003             2002
                                         --------------   --------------   --------------
Gross sales charge                       $   21,403,660        5,836,926   $    2,124,928

Amount allowed to dealers                $   18,075,549   $    4,946,816   $    1,802,732
                                         --------------   --------------   --------------
Net commissions
  received by Lord Abbett Distributor    $    3,328,111   $      890,110   $      322,196
                                         ==============   ==============   ==============

In addition, Lord Abbett Distributor, as the Trust's principal underwriter, received the following compensation for the fiscal year ended October 31, 2004:

                                            BROKERAGE
                           COMPENSATION     COMMISSIONS
                           ON REDEMPTION    IN CONNECTION            OTHER
                           AND REPURCHASE   WITH FUND TRANSACTIONS   COMPENSATION
                           --------------   ----------------------   --------------
Class A                    $            0   $           18,075,549   $ 1,246,821.46

Class B                    $            0   $                    0   $       513.77*

Class C                    $            0*  $                    0   $     1,411.03*

Class P                    $            0   $                    0   $       100.30

* Excludes 12b-1 payments and CDSC fees received during the first year of the associated investment as repayment of fees advanced by Lord Abbett Distributor to Broker/Dealers at the time of sale.

                                       11.

                                   PERFORMANCE

Each Fund computes the average annual compounded rates of total return during specified periods (i) before taxes, (ii) after taxes on Fund distributions, and
(iii) after taxes on Fund distributions and redemption (or sale) of Fund shares at the end of the measurement period. Each Fund equates the initial amount invested to the ending (redeemable) value of such investment by adding one to the computed average annual total return, expressed as a percentage, (i) before taxes, (ii) after taxes on Fund distributions, and (iii) after taxes on Fund distributions and redemption of Fund shares at the end of the measurement period, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars, which represents a hypothetical initial investment. The calculation assumes deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all distributions (i) without the effect of taxes,
(ii) less taxes due on such Fund distributions, and (iii) less taxes due on such Fund distributions and redemption of Fund shares, on the reinvestment dates at prices calculated as stated in the Prospectus. The ending (redeemable) value is determined by assuming a complete redemption at the end of the period(s) covered by the average annual total return computation and, in the case of after taxes on Fund distributions and redemption of Fund shares, includes subtracting capital gains taxes resulting from the redemption and adjustments to take into account the tax benefit from any capital losses that may have resulted from the redemption.

In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment (unless the total return is shown at net asset value).

Using the computation methods described above, the following table indicates the average annual compounded rates of total return on an initial investment of one thousand dollars as of October 31, 2004, for each Fund, for one year and the life of Fund. The after-tax returns were calculated using the highest applicable individual federal marginal tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distribution (e.g., the ordinary income rate for ordinary income distributions, the short-term capital gain rate for short-term capital gains distributions, and the long-term capital gain rate for long-term capital gains distributions). The tax rates may vary over the measurement period. Certain qualified dividends received by each Fund and distributed to you, will be subject to a reduced tax rate and not the ordinary tax rate. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) were disregarded, as were the effect of phaseouts of certain exemptions, deductions and credits at various income levels, and the impact of the federal alternative minimum income tax. Before- and after-tax returns are provided for Class A shares for the Funds. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. A Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

                                          1 YEAR      LIFE OF FUND
                                          ------      ------------
MICRO-CAP GROWTH FUND
Class A Shares
    Before Taxes                            3.04%     -4.22% (5/1/2000)
Class A Shares After
    Taxes on Distributions                  3.04%     -5.59% (5/1/2000)
Class A Shares After Taxes on
    Distributions and Sales of
    Fund Shares                             1.97%     -4.33% (5/1/2000)

MICRO-CAP VALUE FUND
Class A Share
    Before Taxes                           13.16%     21.52% (5/1/2000)
Class A Shares After
    Taxes on Distributions                 11.64%     18.74% (5/1/2000)
Class A Shares After Taxes on
    Distributions and Sales of
    Fund Shares                             9.54%     17.07% (5/1/2000)

These figures represent past performance, and an investor should be aware that the investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Therefore, there is no assurance that past performance will be repeated in the future.

Each Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports, or sales literature. Thirty-day yield and average annual total return values are computed pursuant to formulas specified by the SEC. Each Fund may also from time to time quote distribution rates in reports to shareholders and in sales literature. In addition, each Fund may from time to time advertise or describe in sales literature its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and/or investments for which reliable performance information is available.

                                       12.
                              FINANCIAL STATEMENTS

The financial statements incorporated herein by reference from the Lord Abbett Securities Trust - Micro-Cap Growth Fund's and Micro-Cap Value Fund's 2004 Annual Report to Shareholders have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, as stated in their report, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                   APPENDIX A

                      FUND PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that may receive portfolio holdings or related information under the circumstances described above under Investment Policies - Policies and Procedures Governing Disclosure of Portfolio Holdings:

                                                                               PORTFOLIO COMMENTARIES,
                                                                               FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS          ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                    (ITEM #2)*
ABN-AMRO Asset Management                                                              Monthly
ADP Retirement Services                                                                Monthly
AG Edwards                                                                             Monthly
AIG SunAmerica                                                                         Monthly
Allstate Life Insurance Company                                                        Monthly
Alpha Investment Consulting Group LLC                                                  Monthly
American Express Retirement Services                                                   Monthly
American United Life Insurance Company                                                 Monthly
AMG Data Services                                                                      Monthly
Amivest Capital Management                                                             Monthly
Amvescap Retirement                                                                    Monthly
AON Consulting                                                                         Monthly
Arnerich Massena & Associates, Inc.                      Monthly                       Monthly
Asset Performance Partners                               Monthly                       Monthly
Asset Strategies Portfolio Services, Inc.                                              Monthly
AXA Financial, Inc.                                                                    Monthly
Bank of America Corporation                                                            Monthly
Bank of New York                                         Monthly                       Monthly
Bank of Oklahoma                                                                       Monthly
Bank One                                                                               Monthly
Becker, Burke Associates                                 Monthly                       Monthly
Bell GlobeMedia Publishing Co.                           Monthly
Bellwether Consulting                                                                  Monthly
Berthel Schutter                                         Monthly                       Monthly
Bloomberg L.P. (fixed income trading system)              Daily
Brown Brothers Harriman                                                                Monthly
Buck Consultants, Inc.                                                                 Monthly
Callan Associates, Inc.                                  Monthly                       Monthly
Cambridge Associates LLC                                 Monthly                       Monthly
Cambridge Financial Services                                                           Monthly
Ceridian                                                                               Monthly
Charles Schwab & Co                                                                    Monthly
Chicago Trust Company                                                                  Monthly
CIBC Oppenheimer                                                                       Monthly
Citigroup                                                 Daily
CitiStreet Retirement Services                                                         Monthly
Clark Consulting                                                                       Monthly
Columbia Funds                                                                         Monthly

                                                                               PORTFOLIO COMMENTARIES,
                                                                               FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS          ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                    (ITEM #2)*
Columbia Management Group                                                              Monthly
Columbia Trust Company                                                                 Monthly
Concord Advisory Group Ltd.                              Monthly                       Monthly
Consulting Services Group, LP                                                          Monthly
Copic Financial                                                                        Monthly
CPI Qualified Plan Consultants                                                         Monthly
CRA Rogers Casey                                                                       Monthly
Curcio Webb                                              Monthly                       Monthly
D.A. Davidson                                                                          Monthly
Dahab Assoc.                                                                           Monthly
Daily Access                                                                           Monthly
Defined Contribution Advisors, Inc.                                                    Monthly
Delaware Investment Advisors                                                           Monthly
Deliotte & Touche LLP (Funds' independent                Annually                      Annually
auditors)
DeMarche Associates, Inc.                                Monthly                       Monthly
DiMeo Schneider & Associates                                                           Monthly
Disabato Associates, Inc.                                                              Monthly
Diversified Investment Advisors, Inc.                                                  Monthly
EAI                                                                                    Monthly
Edward Jones & Co.                                                                     Monthly
Ennis, Knupp & Associates                                                              Monthly
Factset Research Systems Inc. (quantitative               Daily
analytics for Funds)
Federated Investments                                                                  Monthly
Fidelity Capital Technology, Inc. (corporate              Daily
action tracking)
Fidelity Investments                                                                   Monthly
Fifth Third Bank                                                                       Monthly
First Mercantile Trust Co.                                                             Monthly
FleetBoston Financial Corp.                                                            Monthly
Franklin Templeton                                                                     Monthly
Freedom One Financial Group                              Monthly
Freedom One Investment Advisors                                                        Monthly
Frost Bank                                                                             Monthly
Fuji Investment Management Co., Ltd.                                                   Monthly
Fund Evaluation Group, Inc.                              Monthly                       Monthly
Goldman Sachs                                                                          Monthly
Great-West Life and Annuity Insuance Company                                           Monthly
Greenwich Associates                                                                   Monthly
Hartford Life Insurance Company                                                        Monthly
Hartland & Co.                                           Monthly                       Monthly
Hewitt Associates, LLC                                   Monthly                       Monthly
Hewitt Investment Group                                  Monthly                       Monthly
Highland Consulting Associates, Inc.                                                   Monthly
Holbien Associates, Inc.                                                               Monthly

                                                                               PORTFOLIO COMMENTARIES,
                                                                               FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS          ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                    (ITEM #2)*
Horace Mann Life Insurance Company                                                     Monthly
HSBC Bank USA N.A.                                                                     Monthly
ICMA Retirement Corp.                                                                  Monthly
ING                                                                                    Monthly
Institutional Shareholder Services, Inc.                  Daily
(proxy voting administrator)
Interactive Data Corporation (pricing vendor)             Daily
Intuit                                                                                 Monthly
INVESCO Retirement Services                                                            Monthly
Invesmart                                                                              Monthly
Investment Consulting Services, LLC                                                    Monthly
Inviva                                                                                 Monthly
Jefferson National Life Insurance Company                                              Monthly
Jeffrey Slocum & Associates, Inc.                        Monthly                       Monthly
JP Morgan Consulting                                                                   Monthly
JP Morgan Fleming Asset Management                                                     Monthly
JP Morgan Investment Management                                                        Monthly
Kirkpatrick & Lockhart LLP (Counsel to Lord,                                           Monthly
Abbett & Co. LLC)
Legacy Strategic Asset Mgmt. Co.                                                       Monthly
Legg Mason                                                                             Monthly
Lincoln Financial                                                                      Monthly
Lipper Inc., a Reuters Company                           Monthly
LPL Financial Services                                                                 Monthly
Manulife Financial / John Hancock Financial              Monthly                       Monthly
Services
Marco Consulting Group                                                                 Monthly
Marquette Associates, Inc.                               Monthly                       Monthly
MassMutual Financial Group                                                             Monthly
McDonald                                                                               Monthly
Meketa Investment Group                                                                Monthly
Mellon Employee Benefit Solutions                                                      Monthly
Mellon Human Resources & Investor Solutions                                            Monthly
Mercer HR Services                                                                     Monthly
Mercer Investment Consulting                                                           Monthly
Merrill Lynch                                                                          Monthly
Merrill Lynch, Pierce, Fenner & Smith, Inc.              Monthly
MetLife                                                                                Monthly
MetLife Investors                                                                      Monthly
MFS Retirement Services, Inc.                                                          Monthly
MFS/Sun Life Financial Distributors, Inc.                                              Monthly
(MFSLF)
Midland National Life                                                                  Monthly
Milliman & Robertson Inc.                                                              Monthly
Minnesota Life Insurance Company                                                       Monthly
Monroe Vos Consulting Group, Inc.                                                      Monthly

                                                                               PORTFOLIO COMMENTARIES,
                                                                               FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS          ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                    (ITEM #2)*
Morgan Keegan                                                                          Monthly
Morgan Stanley Dean Witter                                                             Monthly
MorganStanley                                                                          Monthly
Morningstar Associates, Inc. / Morningstar,     Monthly (with 1 month lag)             Monthly
Inc.
National City Bank                                                                     Monthly
Nationwide Financial                                                                   Monthly
NCCI Holdings, Inc.                                                                    Monthly
New England Pension Consultants                          Monthly                       Monthly
Newkirk Products, Inc.                                   Monthly
New York Life Investment Management                                                    Monthly
Nordstrom Pension Consulting (NPC)                                                     Monthly
NY Life Insurance Company                                                              Monthly
Oxford Associates                                                                      Monthly
Palmer & Cay Investment Services                                                       Monthly
Paul L. Nelson & Associates                                                            Monthly
Peirce Park Group                                                                      Monthly
Pension Consultants, Inc.                                                              Monthly
PFE Group                                                                              Monthly
PFM Group                                                                              Monthly
PFPC, Inc.                                                                             Monthly
Phoenix Life Insurance Company                                                         Monthly
Piper Jaffray                                                                          Monthly
PNC Advisors                                                                           Monthly
Portfolio Evaluations, Inc.                                                            Monthly
Prime, Buchholz & Associates, Inc.                                                     Monthly
Princeton Financial Systems, Inc. (portfolio              Daily
administration system)
Protective Life Corporation                                                            Monthly
Prudential Financial                                                                   Monthly
Prudential Insurance Company of America                                                Monthly
Prudential Securities, Inc.                                                            Monthly
Putnam Fiduciary Trust Company                           Monthly
Putnam Investments                                                                     Monthly
R.V. Kuhns & Associates, Inc.                                                          Monthly
Raymond James Financial, Inc.                                                          Monthly
RBC Dain Rauscher                                                                      Monthly
Reuters America, Inc.                                     Daily
Rocaton Investment Advisors, LLC                                                       Monthly
Ron Blue & Co.                                                                         Monthly
Roszel Advisors, LLC (MLIG)                                                            Monthly
Schwab Corporate Services                                Monthly
Scudder Investments                                                                    Monthly
Segal Advisors                                                                         Monthly
SEI Investment                                                                         Monthly
SG Constellation, LLC                                    Monthly

                                                                               PORTFOLIO COMMENTARIES,
                                                                               FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS          ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                    (ITEM #2)*
Shields Associates                                                                     Monthly
Smith Barney                                                                           Monthly
Spagnola-Cosack, Inc.                                                                  Monthly
Standard & Poor's                                         Daily                        Monthly
Stanton Group                                                                          Monthly
State Street Bank and Trust Company (Funds'               Daily
custodian and accounting agent)
Stearne, Agee & Leach                                                                  Monthly
Stephen's, Inc.                                                                        Monthly
Stifel Nicolaus                                                                        Monthly
Strategic Advisers, Inc.                                 Monthly
Strategic Insight                                        Monthly
Strategic Investment Solutions                                                         Monthly
Stratford Advisory Group, Inc.                           Monthly                       Monthly
Summit Strategies Group                                                                Monthly
T. Rowe Price Associates, Inc.                                                         Monthly
TD Asset Management                                                                    Monthly
The 401k Company                                                                       Monthly
The Carmack Group, Inc.                                                                Monthly
The MacGregor Group, Inc. (equity trading                 Daily
system)
The Managers Fund                                                                      Monthly
The Manufacturers Life Ins. Co.                          Monthly
The Vanguard Group                                                                     Monthly
Thomson Financial Research (past performance             Monthly
hypotheticals)
Towers Perrin                                                                          Monthly
Transamerica Retirement Services                                                       Monthly
Travelers Life and Annuity Company                                                     Monthly
UBS (Luxembourg) S.A.
UBS- Prime Consulting Group                                                            Monthly
UMB Bank                                                                               Monthly
Union Bank of California                                                               Monthly
US Bank                                                                                Monthly
USI Retirement                                                                         Monthly
Valic                                                                                  Monthly
Victory Capital Management                                                             Monthly
Vestek Systems, Inc.                                     Monthly
Wachovia Bank                                                                          Monthly
Wall Street Source                                        Daily
Watson Wyatt Worldwide                                                                 Monthly
Welch Hornsby & Welch                                                                  Monthly
Wells Fargo                                                                            Monthly
William M. Mercer Consulting Inc.                                                      Monthly
Wilmer Cutler Pickering Hale and Dorr LLP                                              Monthly
(Counsel to the Independent Board of
Directors/ Trustees)
Wilshire Associates, Inc.                                                              Monthly

                                                                               PORTFOLIO COMMENTARIES,
                                                                               FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS          ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                    (ITEM #2)*
Wurts & Associates, Inc.                                 Monthly                       Monthly
Wyatt Investment Consulting, Inc.                                                      Monthly
Yanni Partners, Inc.                                                                   Monthly

----------
* This information is or may be provided within 15 days after the end of the period indicated below, unless otherwise noted. Many of the recipients actually receive the information on a quarterly basis, rather than on a monthly basis as noted in the chart.

                                   APPENDIX B

                                                               DECEMBER 31, 2004

                             LORD, ABBETT & CO. LLC

                      PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

     Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process. Lord Abbett's Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Director of Equity Investments, the Firm's Managing Member and its General Counsel. Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team's portfolio is voted in a timely manner in accordance with those policies. A written file memo is delivered to the proxy administrator in each case where an investment team declines to follow a recommendation of a company's management. Lord Abbett has retained Institutional Shareholder Services ("ISS") to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

     The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds' Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

     Lord Abbett is a privately-held firm, and we conduct only one business: we manage the investment portfolios of our clients. We are not part of a larger group of companies conducting diverse financial operations. We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett's proxy voting process would be limited. Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds' Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under "Specific Procedures for Potential Conflict Situations". If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of ISS. If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of ISS.

SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

SITUATION 1. Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.

     Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a "Fund Director Company"). If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided NOT to follow the proxy voting recommendation of ISS, then Lord Abbett shall bring that issue to the Fund's Proxy Committee for instructions on how to vote that proxy issue.

     The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund's Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

SITUATION 2. Lord Abbett has a Significant Business Relationship with a Company.

     Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a "Relationship Firm"). A "significant business relationship" for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds' total shares for the last 12 months;
(b) a firm which is a sponsor firm with respect to Lord Abbett's Private Advisory Services business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class Y shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

     For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund's Proxy Committee and shall seek voting instructions from the Fund's Proxy Committee only in those situations where Lord Abbett has proposed NOT to follow the recommendations of ISS.

                       SUMMARY OF PROXY VOTING GUIDELINES

     Lord Abbett generally votes in accordance with management's recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals. This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

ELECTION OF DIRECTORS

     Lord Abbett will generally vote in accordance with management's recommendations on the election of directors. However, votes on director nominees are made on a case-by- case basis. Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors' investment in the company. We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.

     There are some actions by directors that may result in votes being withheld. These actions include:

     1) Attending less than 75% of board and committee meetings without a valid excuse.
     2) Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.
     3) Failing to act on takeover offers where a majority of shareholders tendered their shares.
     4) Serving as inside directors and sit on an audit, compensation, stock option or nomination committee.
     5)   Failing to replace management as appropriate.

     We will generally approve proposals to elect directors annually. The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. The basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board. Although shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, a classified board tips the balance of power too much toward incumbent management at the price of potentially ignoring shareholder interests.

INCENTIVE COMPENSATION PLANS

     We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case by case basis. We use ISS for guidance on appropriate compensation ranges for various industries and company sizes. In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

     We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:

     1) The stock's volatility, to ensure the stock price will not be back in the money over the near term.
     2)   Management's rationale for why the repricing is necessary.
     3) The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.
     4) Other factors, such as the number of participants, term of option, and the value for value exchange.

     In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans. Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies' compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

SHAREHOLDER RIGHTS

CUMULATIVE VOTING

     We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

CONFIDENTIAL VOTING

     There are both advantages and disadvantages to a confidential ballot. Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee. A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

     On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

SUPERMAJORITY VOTING

     Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

TAKEOVER ISSUES

     Votes on mergers and acquisitions must be considered on a case by case basis. The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights. It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more that 10% of the company's voting stock. Restructuring proposals will also be evaluated on a case by case basis following the same guidelines as those used for mergers.

     Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1) Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2) Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

     3) Shareholder Rights Plans (so-called "Poison Pills"), usually "blank check" preferred and other classes of voting securities that can be issued without further shareholder approval. However, we look at these proposals on a case by case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals. We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

          4) "Chewable Pill" provisions, are the preferred form of Shareholder Rights Plan. These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote. To strike a balance of power between management and the shareholder, ideally "Chewable Pill" provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

     - Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.
     -    No dead-hand or no-hand pills.
     - Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.
     - Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

SOCIAL ISSUES

     It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings. We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

LORD ABBETT

STATEMENT OF ADDITIONAL INFORMATION                                MARCH 1, 2005

                          LORD ABBETT SECURITIES TRUST
                        LORD ABBETT MICRO-CAP GROWTH FUND
                        LORD ABBETT MICRO-CAP VALUE FUND
                                (CLASS Y SHARES)


This Statement of Additional Information ("SAI") is not a Prospectus. A Prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC ("Lord Abbett Distributor") at 90 Hudson Street, Jersey City, NJ 07302-3973. This SAI relates to, and should be read in conjunction with the Prospectus for the Class Y shares of the Lord Abbett Securities Trust - Lord Abbett Micro-Cap Growth Fund ("Micro-Cap Growth Fund") and Lord Abbett Micro-Cap Value Fund ("Micro-Cap Value Fund") (each individually a "Fund" or, collectively, the "Funds") dated March 1, 2005.

Shareholder account inquiries should be made by directly contacting the Funds or by calling 800-821-5129. The Annual Report to Shareholders contains additional performance information and is available without charge, upon request by calling 800-874-3733. In addition, you can make inquiries through your dealer.

      TABLE OF CONTENTS                                                           PAGE
      1.     Fund History                                                          2
      2.     Investment Policies                                                   2
      3.     Management of the Funds                                              10
      4      Control Persons and Principal Holders of Securities                  19
      5.     Investment Advisory and Other Services                               19
      6.     Brokerage Allocations and Other Practices                            21
      7.     Classes of Shares                                                    22
      8.     Purchases, Redemptions, Pricing, and Payments to Dealers             23
      9.     Taxation of the Funds                                                24
      10.    Underwriter                                                          26
      11.    Performance                                                          27
      12.    Financial Statements                                                 28
             Appendix A. Fund Portfolio Information Recipients                    29
             Appendix B.Proxy Voting Policies and Procedures                      35

                                        1
                                  FUND HISTORY

Lord Abbett Securities Trust (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust was organized as a Delaware business trust on February 26, 1993, with an unlimited amount of shares of beneficial interest authorized. The Trust has seven funds or series, but only shares of Class Y of Micro-Cap Growth Fund and Micro-Cap Value Fund are described in this SAI. Class A shares of the Funds are only offered to current or retired employees, partners, and officers, directors or trustees of each of Lord Abbett-sponsored funds and the spouses and children under the age of 21 of each such employee, officer, director or trustee.

                                       2.
                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS. Each Fund's investment objective in the Prospectus cannot be changed without approval of a majority of each Fund's outstanding shares. Each Fund is also subject to the following fundamental investment restrictions that cannot be changed without approval of a majority of each Fund's outstanding shares.

Each Fund may not:

     (1) borrow money, except that (i) it may borrow from banks (as defined in the Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) it may borrow up to an additional 5% of its total assets for temporary purposes, (iii) it may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) it may purchase securities on margin to the extent permitted by applicable law;

     (2) pledge its assets (other than to secure borrowings, or to the extent permitted by each Fund's investment policies as permitted by applicable law);

     (3) engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (4) make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

     (5) buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein), or commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

     (6) with respect to 75% of its gross assets, buy securities of one issuer representing more than (i) 5% of its gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) 10% of the voting securities of such issuer;

     (7) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or

     (8) issue senior securities to the extent such issuance would violate applicable law.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security, except in the case of the first restriction with which the Funds must comply on a continuous basis.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. In addition to the investment objective of each Fund, and the investment restrictions above that cannot be changed without shareholder approval, each Fund is also subject to the following non-fundamental investment restrictions that may be changed by the Board of Trustees (the "Board") without shareholder approval.

Each Fund may not:

     (1) make short sales of securities or maintain a short position except to the extent permitted by applicable law;

     (2) invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933 ("Rule 144A"), determined by Lord Abbett to be liquid subject to the oversight of the Board;

     (3) invest in securities issued by other investment companies except to the extent permitted by applicable law (the All Value Fund and the International Opportunities Fund, additional series of the Trust, may not, however, rely on Sections 12(d)(1)(F) and 12(d)(1)(G) of the
          Act);

     (4) invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of a Fund's total assets (included within such limitation, but not to exceed 2% of its total assets, are warrants which are not listed on the New York Stock Exchange ("NYSE")or American Stock Exchange or a major foreign exchange);

     (5) invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or other development programs, except that it may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities;

     (6) write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in its Prospectus and SAI, as they may be amended from time to time; or

     (7) buy from or sell to any of the Trust's officers, trustees, employees, or its investment adviser or any of the adviser's officers, partners or employees, any securities other than the Trust's shares.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security.

PORTFOLIO TURNOVER RATE. For the fiscal years ended October 31, 2004 and 2003, the portfolio turnover rate was 79.07% and 126.71% for the Micro-Cap Growth Fund; 36.97% and 48.55% for the Micro-Cap Value Fund, respectively. The Micro-Cap Growth Fund took advantage of volatility in the markets in which it principally invests during the last fiscal year, which increased its portfolio turnover rate.

ADDITIONAL INFORMATION ON PORTFOLIO RISKS, INVESTMENTS AND TECHNIQUES. This section provides further information on certain types of investments and investment techniques that may be used by each Fund, including their associated risks.

BORROWING MONEY. Each Fund may borrow money for certain purposes as described above under "Fundamental Investment Restrictions." If a Fund borrows money and experiences a decline in its net asset value, the borrowing will increase its losses.

CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. Convertible securities are preferred stocks or debt obligations that are convertible into common stock. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising stock market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for common stocks or bonds. Convertible securities have both equity and fixed income risk characteristics. Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. The market value of convertible securities tends to decline as interest rates increase. If, however, the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. In such a case, a convertible security may lose much or all of its value if the value of the underlying common stock then falls below the conversion price of the security. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly based on its fixed income characteristics, and thus, may not necessarily decline in price as much as the underlying common stock.

DEBT SECURITIES. Each Fund may invest in debt securities, such as bonds, debentures, government obligations, commercial paper and pass-through instruments. The value of debt securities may fluctuate based on changes in interest rates and the issuer's financial condition. When interest rates rise or the issuer's financial condition worsens or is perceived by the market to be at greater risk, the value of debt securities tends to decline.

DEPOSITARY RECEIPTS. Each Fund may invest in American Depositary Receipts ("ADRs") and similar depositary receipts. ADRs, typically issued by a financial institution (a "depositary"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the United States, including increased market liquidity currency, political, information and other risks. Although each Fund may not invest more than 10% of its net assets in foreign securities, ADRs are not subject to this limitation.

FOREIGN CURRENCY TRANSACTIONS. In accordance with each Fund's investment objective and policies, a Fund may engage in spot transactions and may use forward contracts to protect against uncertainty in the level of future exchange rates.

Each Fund may enter into forward contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

Each Fund also may use forward contracts in connection with existing portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that Lord Abbett believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. For example, when Lord Abbett believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (that is, cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements may not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity date of a forward contract that requires a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

The cost to a Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

FOREIGN SECURITIES. Each Fund may invest up to 10% of their net assets in foreign securities that are primarily traded outside the United States. This limitation does not include ADRs. Foreign securities may involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers, including the following:

     - Foreign securities may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to foreign securities and changes in exchange control regulations (i.e., currency blockage). A decline in the exchange rate of the foreign currency in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security in U.S. dollars.
     - Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S.
     - Clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures may be unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.
     - Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a comparable U.S. issuer.
     - There is generally less government regulation of foreign markets, companies and securities dealers than in the U.S.
     - Foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.
     - Foreign securities may trade on days when a Fund does not sell shares. As a result, the value of a Fund's portfolio securities may change on days an investor may not be able to purchase or redeem Fund shares.
     - With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of a Fund, and political or social instability or diplomatic developments that could affect investments in those countries.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Although each Fund has no current intention of doing so, each Fund may engage in futures and options on futures transactions in accordance with its investment objectives and policies.

Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits. At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash or eligible securities called "initial margin." Subsequent payments, called "variation margin," are made on a daily basis as the market price of the futures contract or option fluctuates.

Each Fund may purchase and sell futures contracts and purchase and write call and put options on futures contracts for bona fide hedging purposes, including to hedge against changes in interest rates, securities prices, or to the extent a Fund invests in foreign securities, currency exchange rates, or in order to pursue risk management strategies, including gaining efficient exposure to markets and minimizing transaction costs. Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options. A Fund may not purchase or sell futures contracts, options on futures contracts or options on currencies traded on a CFTC-regulated exchange for non-bona fide hedging purposes if the aggregate initial margin and premiums required to establish such positions would exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on any such contracts it has entered into.

Futures contracts and options on futures contracts present substantial risks, including the following:

     - While a Fund may benefit from the use of futures and related options, unanticipated market events may result in poorer overall performance than if a Fund had not entered into any futures or related options transactions.

     - Because perfect correlation between a futures position and a portfolio position that a Fund intends to hedge is impossible to achieve, a hedge may not work as intended, and a Fund may thus be exposed to additional risk of loss.
     - The loss that a Fund may incur in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.
     - Futures markets are highly volatile, and the use of futures may increase the volatility of a Fund's net asset value.
     - As a result of the low margin deposits normally required in futures and options on futures trading, a relatively small price movement in a contract may result in substantial losses to a Fund.
     - Futures contracts and related options may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.
     - The counterparty to an OTC contract may fail to perform its obligations under the contract.

STOCK INDEX FUTURES. Although each Fund has no current intention of doing so, each Fund and the underlying funds in which Alpha Fund invests, may seek to reduce the volatility in its portfolio through the use of stock index futures contracts. A stock index futures contract is an agreement pursuant to which two parties agree, one to receive and the other to pay, on a specified date an amount of cash equal to a specified dollar amount -- established by an exchange or board of trade -- times the difference between the value of the index at the close of the last trading day of the contract and the price at which the futures contract is originally written. The purchaser pays no consideration at the time the contract is entered into; the purchaser only pays a good faith deposit.

The market value of a stock index futures contract is based primarily on the value of the underlying index. Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract. If a stock index is established that is made up of securities whose market characteristics closely parallel the market characteristics of the securities in a Fund's portfolio, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of the portfolios. Thus, if a Fund sells futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e., the size of the futures position). Conversely, when a Fund has cash available (for example, through substantial sales of shares) and wishes to invest the cash in anticipation of a rising market, the Fund could rapidly hedge against the expected market increase by buying futures contracts to offset the cash position and thus cushion the adverse effect of attempting to buy individual securities in a rising market. Stock index futures contracts are subject to the same risks as other futures contracts discussed above under "Futures Contracts and Options on Futures Contracts." To date, each Fund has not entered into any stock index futures contracts and has no present intent to do so.

ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

     -    Domestic and foreign securities that are not readily marketable.
     - Repurchase agreements and time deposits with a notice or demand period of more than seven days.
     - Certain restricted securities, unless Lord Abbett determines, subject to the oversight of the Board, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A ("144A Securities") and is liquid.

144A Securities may be resold to a qualified institutional buyer without registration and without regard to whether the seller originally purchased the security for investment. Investing in 144A Securities may decrease the liquidity of each Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

INVESTMENT COMPANIES. Each Fund may invest in securities of other investment companies subject to limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. Each Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which it invests. Such investment companies will generally be money market funds or have investment objectives, policies and restrictions substantially similar to those of the investing Fund and will be subject to substantially the same risks.

Each Fund may, consistent with its investment policies, invest in investment companies established to accumulate and hold a portfolio of securities that is intended to track the price performance and dividend yield of a well-known securities index. A Fund may use such investment company securities for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of such securities may not perfectly parallel the price movement of the underlying index. An example of this type of security is the Standard & Poor's Depositary Receipt, commonly known as a "SPDR."

LISTED OPTIONS ON SECURITIES. Each Fund may purchase and write national securities exchange-listed put and call options on securities or securities indices in accordance with its investment objectives and policies. A "call option" is a contract sold for a price giving its holder the right to buy a specific amount of securities at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. Each Fund may write covered call options that are traded on a national securities exchange with respect to securities in its portfolio in an attempt to increase income and to provide greater flexibility in the disposition of portfolio securities. During the period of the option, a Fund forgoes the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds its net premium). Each Fund may also enter into "closing purchase transactions" in order to terminate their obligation to deliver the underlying security. This may result in a short-term gain or loss. A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written. If a Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation.

A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. Writing listed put options may be a useful portfolio investment strategy when the Fund has cash or other reserves available for investment as a result of sales of Fund shares or when the investment manager believes a more defensive and less fully invested position is desirable in light of market conditions. Each Fund will not purchase an option if, as a result of such purchase, more than 10% of its total assets would be invested in premiums for such options. Each Fund may write covered put options to the extent that cover for such options does not exceed 15% of its net assets. Each Fund may only sell (write) covered call options with respect to securities having an aggregate market value of less than 25% of the Fund's net assets at the time an option is written.

The purchase and writing of options is a highly specialized activity that involves special investment risks. Each Fund may use options for hedging or cross hedging purposes or to seek to increase total return (which is considered a speculative activity). If Lord Abbett is incorrect in its expectation of changes in market prices or determination of the correlation between the securities on which options are based and a Fund's portfolio securities, the Fund may incur losses. The use of options can also increase a Fund's transaction costs.

PREFERRED STOCK, WARRANTS AND RIGHTS. Each Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stockholders but after bond holders and other creditors. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than the market for the issuer's common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative and may result in a total loss of the money invested.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction by which the purchaser acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed-upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. Each Fund requires at all times that the repurchase agreement be collateralized by cash or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises ("U.S. Government Securities") having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). Such agreements permit a Fund to keep all of their assets at work while retaining flexibility in pursuit of investments of a longer term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of them. Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties. Each Fund intends to limit repurchase agreements to transactions with dealers and financial institutions believed by Lord Abbett, as the investment manager, to present minimal credit risks. Lord Abbett will monitor the creditworthiness of the repurchase agreement sellers on an ongoing basis.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). This risk is greatly reduced because the Fund receives cash equal to 100% of the price of the security sold. Engaging in reverse repurchase agreements may also involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Each Fund will attempt to minimize this risk by managing its duration. Each Fund's reverse repurchase agreements will not exceed 20% of the Fund's net assets.

SECURITIES LENDING. Each Fund may lend portfolio securities to registered broker-dealers. These loans may not exceed 30% of a Fund's total assets. Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. Government Securities or other permissible means at least equal to 102% of the market value of the domestic securities loaned and 105% in the case of foreign securities loaned. A Fund may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Fund and is acting as a "placing broker." No fee will be paid to affiliated persons of a Fund.

By lending portfolio securities, each of the Funds can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government Securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities or other forms of non-cash collateral are received. Lending portfolio securities could result in a loss or delay in recovering a Fund's securities if the borrower defaults.

SHORT SALES. Each Fund may make short sales of securities or maintain a short position, if at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short. Each Fund does not intend to have more than 5% of its net assets (determined at the time of the short sale) subject to short sales.

TEMPORARY DEFENSIVE INVESTMENTS. As described in the Prospectus each Fund is authorized to temporarily invest a substantial amount, or even all, of its assets in various short-term fixed income securities to take a defensive position. These securities include:

     - U.S. Government Securities. These securities include Treasury bills, notes and bonds.
     - Commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.
     - Bank certificates of deposit and time deposits. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.
     - Bankers' acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.
     -    Repurchase agreements.

WHEN-ISSUED OR FORWARD TRANSACTIONS. Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government Securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund's custodian in order to pay for the commitment. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date that could result in depreciation of the value of fixed-income when-issued securities. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

POLICIES AND PROCEDURES GOVERNING DISCLOSURE OF PORTFOLIO HOLDINGS. The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings and ongoing arrangements making available such information to the general public, as well as to certain third parties on a selective basis. Among other things, the policies and procedures are reasonably designed to ensure that the disclosure is in the best interests of Fund shareholders and to address potential conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand. Except as noted in the three instances below, the Funds do not provide portfolio holdings to any third party until they are made available to the general public on Lord Abbett's website at www.LordAbbett.com or otherwise. The exceptions are as follows:

     1. The Funds may provide their portfolio holdings to (a) third parties that render services to the Funds relating to such holdings (i.e., pricing vendors, ratings organizations, custodians, external administrators, independent public accounting firms, counsel, etc.), as appropriate to the service being provided to the Funds, on a daily, monthly, calendar quarterly or annual basis within 15 days following the end of the period, and (b) third party consultants on a monthly or calendar quarterly basis within 15 days following period-end for the sole purpose of performing their own analyses with respect to the Funds. The Funds may discuss or otherwise share portfolio holdings or related information with counterparties that execute transactions on behalf of the Funds;

     2. The Funds may provide portfolio commentaries or fact sheets containing, among other things, a discussion of select portfolio holdings and a list of up to the ten largest portfolio positions, and/or portfolio performance attribution information as of the month-end within 15 days thereafter to certain Financial Intermediaries; and

     3. The Funds may provide their portfolio holdings or related information in response to governmental requests or subpoenas or in similar circumstances.

Before providing schedules of their portfolio holdings to a third party in advance of making them available to the general public, the Funds obtain assurances through contractual obligations, certifications or other appropriate means such as due diligence sessions and other meetings to the effect that: (i) neither the receiving party nor any of its officers, employees or agents will be permitted to take any holding-specific investment action based on the portfolio holdings, and (ii) the receiving party will not use or disclose the information except as it relates to rendering services for the Funds related to portfolio holdings, to perform certain internal analyses in connection with its evaluation of the Funds and/or their investment strategies, or as otherwise agreed to among the parties. In addition and also in the case of other portfolio related information, written materials will contain appropriate legends requiring that the information be kept confidential and restricting the use of the information. An executive officer of each Fund approves these arrangements subject to the Board's review and oversight, and Lord Abbett provides reports at least semi-annually to the Board concerning them. The Board also reviews the Funds' policies and procedures governing these arrangements on an annual basis. These policies and procedures may be modified at any time with the approval of the Board.

Neither the Funds, Lord Abbett nor any other party receives any compensation or other consideration in connection with any arrangement described in this section, other than fees payable to a service provider rendering services to the Funds related to the Funds' portfolio holdings. For these purposes, compensation does not include normal and customary fees that Lord Abbett or an affiliate may receive as a result of investors making investments in the Funds. Neither the Funds,

Lord Abbett nor any of their affiliates has entered into an agreement or other arrangement with any third party recipient of portfolio related information under which the third party would maintain assets in the Funds or in other investment companies or accounts managed by Lord Abbett or any of its affiliated persons.

Lord Abbett's Compliance Department periodically reviews and evaluates Lord Abbett's adherence to the above policies and procedures, including the existence of any conflicts of interest between the Funds on the one hand and Lord Abbett and its affiliates or affiliates of the Funds on the other hand. The Compliance Department reports to the Board at least annually regarding its assessment of compliance with these policies and procedures.

FUND PORTFOLIO INFORMATION RECIPIENTS. Attached as Appendix A is a list of the third parties that may receive portfolio holdings information under the circumstances described above.

                                       3.
                             MANAGEMENT OF THE FUNDS

The Board is responsible for the management of the business and affairs of each Fund in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to each Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Funds' investment adviser.

INTERESTED TRUSTEE
The following Trustee is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 50 portfolios or series.

                               CURRENT POSITION
NAME, ADDRESS AND              LENGTH OF SERVICE           PRINCIPAL OCCUPATION
DATE OF BIRTH                  WITH TRUST                  DURING PAST FIVE YEARS                   OTHER DIRECTORSHIPS
----------------------------   ------------------------    --------------------------------------   --------------------------------
ROBERT S. DOW                  Trustee since 1993;         Managing Partner and Chief               N/A
Lord, Abbett & Co. LLC         Chairman since 1996         Investment Officer of Lord Abbett
90 Hudson Street                                           since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945

INDEPENDENT TRUSTEES
The following independent or outside Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 50 portfolios or series.

                               CURRENT POSITION
NAME, ADDRESS AND              LENGTH OF SERVICE           PRINCIPAL OCCUPATION
DATE OF BIRTH                  WITH TRUST                  DURING PAST FIVE YEARS                   OTHER DIRECTORSHIPS
----------------------------   ------------------------    --------------------------------------   --------------------------------
E. THAYER BIGELOW              Trustee since 1994          Managing General Partner, Bigelow        Currently serves as director of
Emmerling Communications                                   Media, LLC (since 2000); Senior          Adelphia Communications, Inc.,
41 Madison Ave., Suite 3810                                Adviser, Time Warner Inc. (1998 -        Crane Co., and Huttig Building
New York, NY                                               2000); Acting Chief Executive Officer    Products, Inc.
Date of Birth: 10/22/1941                                  of Courtroom Television Network (1997
                                                           - 1998); President and Chief
                                                           Executive Officer of Time Warner
                                                           Cable Programming, Inc. (1991 - 1997).

WILLIAM H.T. BUSH              Trustee since 1998          Co-founder and Chairman of the Board     Currently serves as director of
Bush-O'Donnell & Co., Inc.                                 of the financial advisory firm           Wellpoint

101 South Hanley Road                                      of Bush-O'Donnell & Company              Health Networks, Inc., since
Suite 1250                                                 (since 1986).                            2002 and Engineered Support
St. Louis, MO                                                                                       Systems, Inc. (since 2000).
Date of Birth: 7/14/1938

ROBERT B. CALHOUN, JR.         Trustee since 1998          Managing Director of Monitor Clipper     Currently serves as director of
Monitor Clipper Partners                                   Partners (since 1997) and President      Avondale, Inc., and Interstate
Two Canal Park                                             of Clipper Asset Management Corp.        Bakeries Corp.
Cambridge, MA                                              (since 1991), both private equity
Date of Birth: 10/25/1942                                  investment funds.

JULIE A. HILL                  Trustee since 2004          Owner and CEO of the Hillsdale           Currently serves as director of
1280 Bison                                                 Companies, a business consulting firm    Wellpoint Health Networks,
Newport Coast, CA                                          (since 1998); Founder, President and     Inc.; Resources Connection
Date of Birth: 7/16/1946                                   Owner of the Hiram-Hill and Hillsdale    Inc.; and Holcim (US) Inc..= (a
                                                           Development Companies (1998 to 2000)     subsidiary of Holcim, Ltd.)

FRANKLIN W. HOBBS              Trustee since 2001          Former Chief Executive Officer of        Currently serves as director of
One Equity Partners                                        Houlihan Lokey Howard & Zukin, an        Adolph Coors Company.
320 Park Ave. (18th Floor)                                 investment bank (January 2002 to
New York, NY                                               April 2003); Chairman of Warburg
Date of Birth: 7/30/1947                                   Dillon Read (1999 - 2001); Global
                                                           Head of Corporate Finance of SBC
                                                           Warburg Dillon Read (1997 - 1999);
                                                           Chief Executive Officer of Dillon,
                                                           Read & Co. (1994 - 1997).

C. ALAN MACDONALD             Trustee since 1993          Retired - General Business and           Currently serves as director of
P.O. Box 4393                                             Governance Consulting (since 1992);      H.J. Baker (since 2003).
Greenwich, CT                                             formerly President and CEO of Nestle
Date of Birth: 5/19/1933                                  Foods.

THOMAS J. NEFF                Trustee since 1993          Chairman of Spencer Stuart (U.S.), an    Currently serves as director of
Spencer Stuart                                            executive search consulting firm         Ace, Ltd. (since 1997) and
277 Park Avenue                                           (since 1996); President of Spencer       Hewitt Associates, Inc.
New York, NY                                              Stuart (1979-1996).
Date of Birth: 10/2/1937

OFFICERS
None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord
Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

                                 CURRENT
  NAME AND                       POSITION WITH             LENGTH OF SERVICE                        PRINCIPAL OCCUPATION
  (DATE OF BIRTH)                TRUST                     OF CURRENT POSITION                      DURING PAST FIVE YEARS
  ----------------------------   ------------------------  --------------------------------------   --------------------------------
  ROBERT S. DOW                  Chief Executive Officer   Elected in 1993                          Managing Partner and Chief
  (3/8/1945)                     and President                                                      Investment Officer of Lord
                                                                                                    Abbett since 1996.

  SHOLOM DINSKY                  Executive Vice President  Elected in 2003                          Partner and Large Cap Value
  (3/24/1944)                                                                                       Investment Manager, joined Lord
                                                                                                    Abbett in 2000, formerly
                                                                                                    Managing Director of Prudential
                                                                                                    Asset Management, prior thereto
                                                                                                    Director of Equity Research and
                                                                                                    Senior Vice President at
                                                                                                    Mitchell Hutchins Asset
                                                                                                    Management.

  LESLEY-JANE DIXON              Executive Vice President  Elected in 1999                          Partner and Investment Manager,
  (1/1/1964)                                                                                        joined Lord Abbett in 1995.

  ROBERT P. FETCH                Executive Vice President  Elected in 1999                          Partner and Small-Cap Value
  (2/18/1953)                                                                                       Senior Investment Manager,
                                                                                                    joined Lord Abbett in 1995.

  KENNETH G. FULLER              Executive Vice President  Elected in 2003                          Investment Manager - Large Cap
  (4/22/1945)                                                                                       Value, joined Lord Abbett in
                                                                                                    2002, formerly Portfolio
                                                                                                    Manager and Senior Vice
                                                                                                    President at Pioneer Investment
                                                                                                    Management, Inc. from 1999 to
                                                                                                    2002; prior thereto Principal,
                                                                                                    Manley, Fuller Asset Management.

  HOWARD E. HANSEN               Executive Vice President  Elected in 2003                          Partner and Investment Manager,
  (10/13/1961)                                                                                      joined Lord Abbett in 1995.

  GERARD S. E. HEFFERNAN, JR.    Executive Vice President  Elected in 1999                          Partner and Research Analyst,
  (9/7/1963)                                                                                        joined Lord Abbett in 1998.

  VINCENT J. MCBRIDE             Executive Vice President  Elected in 2003                          Senior Investment Manager,
  (5/8/1964)                                                                                        International Core Equity,
                                                                                                    joined Lord Abbett in 2003,
                                                                                                    formerly Managing Director and
                                                                                                    Portfolio Manager at Warburg
                                                                                                    Pincus Asset Management and
                                                                                                    Credit Suisse Asset Management.

  ROBERT G. MORRIS               Executive Vice President  Elected in 1998                          Partner and Director of Equity
  (11/6/1944)                                                                                       Investments, joined Lord Abbett
                                                                                                    in 1991.

  ELI M. SALZMANN                Executive Vice President  Elected in 2003                          Partner and Director of
  (3/24/1964)                                                                                       Institutional Equity
                                                                                                    Investments, joined Lord Abbett
                                                                                                    in 1997.

  HAROLD SHARON                  Executive Vice President  Elected in 2003                          Investment Manager and Director,
  (9/23/1960)                                                                                       International Core Equity
                                                                                                    Management, joined Lord
                                                                                                    Abbett in 2003, formerly
                                                                                                    Financial Industry Consultant
                                                                                                    and Venture Capitalist from
                                                                                                    2001 to 2003, prior thereto
                                                                                                    Managing Director of Warburg
                                                                                                    Pincus Asset Management and
                                                                                                    Credit Suisse Asset Management.

  YAREK ARANOWICZ                Vice President            Elected in 2003                          Investment Manager, joined Lord
  (5/8/1963)                                                                                        Abbett in 2003, prior thereto
                                                                                                    Vice President, Head of Global
                                                                                                    Emerging Markets Funds of
                                                                                                    Warburg Pincus Asset Management
                                                                                                    and Credit Suisse Asset
                                                                                                    Management.

  TRACIE E. AHERN                Vice President            Elected in 1999                          Partner and Director of
  (1/12/1968)                                                                                       Portfolio Accounting and
                                                                                                    Operations, joined Lord Abbett
                                                                                                    in 1999.

  JAMES BERNAICHE                Chief Compliance Officer  Elected in 2004                          Chief Compliance Officer,
  (/28/1956)                                                                                        joined Lord Abbett in 2001;
                                                                                                    formerly Chief Compliance
                                                                                                    Officer with Credit-Suisse
                                                                                                    Asset Management since 1998.

  JOAN A. BINSTOCK               Chief Financial Officer   Elected in 1999                          Partner and Chief Operations
  (3/4/1954)                     and Vice President                                                 Officer, joined Lord Abbett in
                                                                                                    1999, prior thereto Chief
                                                                                                    Operating Officer of Morgan
                                                                                                    Grenfell.

  DAVID G. BUILDER               Vice President            Elected in 2001                          Equity Analyst, joined Lord
  (1/4/1954)                                                                                        Abbett in 1998.

  DANIEL E. CARPER               Vice President            Elected in 1993                          Partner, joined Lord Abbett in
  (1/22/1952)                                                                                       1979.

  JOHN J. DICHIARO               Vice President            Elected in 2000                          Partner and Senior Strategy
  (7/30/1957)                                                                                       Coordinator - Small Cap Growth,
                                                                                                    joined Lord Abbett in 2000,
                                                                                                    prior thereto Vice President -
                                                                                                    Securities Group of Wafra
                                                                                                    Investment Advisory Group.

  DANIEL H. FRASCARELLI          Vice President            Elected in 2001                          Partner and Investment Manager,
  (3/11/1954)                                                                                       joined Lord Abbett in 1990.

  PAUL A. HILSTAD                Vice President and        Elected in 1996                          Partner and General Counsel,
  (12/13/1942)                   Secretary                                                          joined Lord Abbett in 1995.

  TODD D. JACOBSON               Vice President            Elected in 2003                          Investment Manager,
  (10/28/1966)                                                                                      International Core Equity,
                                                                                                    joined Lord Abbett in 2003,
                                                                                                    formerly Director and Portfolio
                                                                                                    Manager at Warburg Pincus Asset
                                                                                                    Management and Credit Suisse
                                                                                                    Asset Management from 2002 to
                                                                                                    2003; prior thereto Associate
                                                                                                    Portfolio Manager of Credit
                                                                                                    Suisse Asset Management.

  LAWRENCE H. KAPLAN             Vice President and        Elected in 1997                          Partner and Deputy General
  (1/16/1957)                    Assistant Secretary                                                Counsel, joined Lord Abbett in
                                                                                                    1997.

  A. EDWARD OBERHAUS, III        Vice President            Elected in 1993                          Partner and Manager of Equity
  (12/21/1959)                                                                                      Trading, joined Lord Abbett in
                                                                                                    1983.

  F. THOMAS O'HALLORAN           Vice President            Elected in 2003                          Partner and Investment Manager,
  (2/19/1955)                                                                                       joined Lord Abbett in 2001,
                                                                                                    formerly Executive
                                                                                                    Director/Senior Research
                                                                                                    Analyst at Dillon Read/UBS
                                                                                                    Warburg.

  TODOR PETROV                   Vice President            Elected in 2003                          Investment Manager, joined Lord
  (5/18/1974)                                                                                       Abbett in 2003, formerly
                                                                                                    Associate Portfolio Manager of
                                                                                                    Credit Suisse Asset Management
                                                                                                    from 1999 to 2003; prior
                                                                                                    thereto Summer Associate of
                                                                                                    Warburg Pincus Funds.

  CHRISTINA T. SIMMONS           Vice President and        Elected in 2000                          Assistant General Counsel,
  (11/12/1957)                   Assistant Secretary                                                joined Lord Abbett in 1999,
                                                                                                    formerly Assistant General
                                                                                                    Counsel of Prudential
                                                                                                    Investments from 1998 to 1999,
                                                                                                    prior thereto Counsel of
                                                                                                    Drinker, Biddle & Reath LLP, a
                                                                                                    law firm.

  BERNARD J. GRZELAK             Treasurer                 Elected in 2003                          Director of Fund
  (6/12/1971)                                                                                       Administration, joined Lord
                                                                                                    Abbett in 2003, formerly Vice
                                                                                                    President, Lazard Asset
                                                                                                    Management from 2000 to 2003,
                                                                                                    prior thereto Manager of
                                                                                                    Deloitte & Touche LLP.

COMMITTEES
The standing committees of the Board are the Audit Committee, the Proxy Committee, and the Nominating and Governance Committee.

The Audit Committee is composed wholly of Trustees who are not "interested persons" of the Funds. The members of the Audit Committee are Messrs. Bigelow, Calhoun, and Hobbs and Ms. Hill. The Audit Committee provides assistance to the Board in fulfilling its responsibilities relating to accounting matters, the reporting practices of the Funds, and the quality and integrity of the Funds' financial reports. Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of the Funds' independent public accounting firm and considering violations of the Funds' Code of Ethics to determine what action should be taken. The Audit Committee meets quarterly and during the past fiscal year met five times.

The Proxy Committee is composed of at least two Trustees who are not "interested persons" of the Funds, and also may include one or more Trustees who are partners or employees of Lord Abbett. The current members of the Proxy Committee are three independent Trustees: Messrs. Bush, MacDonald, and Neff. The Proxy Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; and (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest. During the past fiscal year, the Proxy Committee met five times.

The Nominating and Governance Committee is composed of all the Trustees who are not "interested persons" of the Funds. Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as independent Trustees and as committee members; and (ii) periodically reviewing director/trustee compensation. During the past fiscal year, the Nominating and Governance Committee met five times. The Nominating and Governance Committee has adopted policies with respect to its considerations of any individual recommended by the Funds' shareholders to serve as an independent Trustee. A shareholder who would like to recommend a candidate may write to the Funds.

APPROVAL OF ADVISORY CONTRACTS
At meetings on December 9, 2004, the Board of Directors of the Funds, including all Directors who are not interested persons of the Funds (the "Board"), considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Analytical Services, Inc. regarding the investment performance of each Fund compared to the investment performance of a group of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index (if such an index existed), for various time periods each ending September 30, 2004, (2) information on the effective management fee rates and expense ratios for funds with similar objectives and similar size (the "peer group"), (3) sales and redemption information for each Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of each Fund, (7) information regarding the personnel and other resources devoted by Lord Abbett to managing each Fund.

The specific considerations as to each Fund are discussed below.

MICRO-CAP VALUE FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted the difficulty of comparing the Fund to an appropriate performance universe, given the limited number of registered investment companies having a similar investment objective, and considered the performance of the Fund compared to two different performance universes. The Board noted that the performance of the Class Y shares of the Fund were in the first quintile of one performance universe for all periods, and in the first quintile of the other performance universe for all periods, except the one-year period, in which it was in the second quintile. The Board also noted that the performance was above that of the Lipper Small-Cap Core Index and the Lipper Small-Cap Value Index in each period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were approximately thirty-nine basis points above the median of the peer group and the actual advisory and administrative services fees were approximately sixty-four basis points above the median. The Board also noted that Lord Abbett had implemented an expense cap that reduced the total expense ratio of Class A to 2.10% and the total expense ratio of Class Y to 1.85%. The Board noted that, taking into account the cap, the total expense ratio of Class A was approximately thirty-six basis points above the median of the peer group and the total expense ratio of Class Y was approximately forty-five basis points above the median. The Board also noted the Fund was only offered to institutional investors and to employees of Lord Abbett.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

MICRO-CAP GROWTH FUND

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading. The Board noted that Lord Abbett did not use brokerage commissions to purchase third-party research.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board reviewed the Fund's investment performance as well as the performance of the performance universe of funds, both in terms of total return and in terms of other statistical measures. The Board noted the difficulty of comparing the Fund to an appropriate performance universe, given the limited number of registered investment companies having a similar investment objective, and considered the performance of the Fund compared to two different performance universes. The Board noted noted that the performance of the Class Y shares of the Fund was in the fourth quintile of one performance universe for the nine-month and three-year periods and in the fifth quintile for the one-and five-year periods, and in the first quintile in the nine-month and three-year periods, in the third quintile in the one-year period, and in the second quintile in the five-year period for the second performance universe. The Board also noted that the performance was below that of the Lipper Small-Cap Core Index and above that of the Lipper Small-Cap Growth Index for each period.

LORD ABBETT'S PERSONNEL AND METHODS. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of each Fund's investment objective and discipline. Among other things, they considered the size and experience of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett supervision of third party service providers, including the Fund's transfer agent and custodian.

EXPENSES. The Board considered the expense ratios of each class and the expense ratios of peer groups. It also considered the amount and nature of the fees paid by shareholders. The Board noted that the contractual management and administrative services fees were approximately thirty-nine basis points above the median of the peer group and the actual management and administrative services fees were approximately sixty-four basis points above the median of the peer group. The Board noted that Lord Abbett had implemented a total expense cap for the Fund that reduced the total expense ratio of Class A to 2.10% and the total expense ratio of Class Y to 1.85%. The Board noted that, in light of the expense, the total expense ratio of Class A was approximately thirty-six basis points above the median of the peer group and the total expense ratio of Class Y was approximately forty-five basis points above the median of the peer group. The Board also noted the Fund was offered only to institutional investors and to employees of Lord Abbett.

PROFITABILITY. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord

Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board noted that Lord Abbett's profitability had increased, in part due to an increase in assets under management.

ECONOMIES OF SCALE. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund.

ALTERNATIVE ARRANGEMENTS. The Board considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of the Fund, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

COMPENSATION DISCLOSURE
The following table summarizes the compensation for each of the directors/trustees of the Trust and for all Lord Abbett-sponsored funds.

The second column of the following table sets forth the compensation accrued by the Trust for outside Trustees. The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the outside directors/trustees, and amounts payable but deferred at the option of the director/trustee. No director/trustee of the funds associated with Lord Abbett and no officer of the funds received any compensation from the funds for acting as a director/trustee or officer.

(1)                       (2)                                     (3)
                          FOR THE FISCAL YEAR ENDED               FOR YEAR ENDED DECEMBER 31, 2004
                          OCTOBER 31, 2004 AGGREGATE              TOTAL COMPENSATION PAID BY THE TRUST AND
NAME OF TRUSTEE           COMPENSATION ACCRUED BY THE TRUST(1)    THIRTEEN OTHER LORD ABBETT-SPONSORED FUNDS(2)
---------------           ------------------------------------    ---------------------------------------------
E. Thayer Bigelow         $  4,281                                $  127,364
William H.T. Bush         $  4,197                                $  126,320
Robert B. Calhoun, Jr.    $  4,344                                $  127,000
Julie A. Hill*            $  3,210                                $  111,417
Franklin W. Hobbs         $  3,968                                $  118,500
C. Alan MacDonald         $  4,365                                $  131,320
Thomas J. Neff            $  3,856                                $  117,000

----------
*    Elected February 1, 2004

     (1) Outside Trustees' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by the Trust to its outside Trustees may be deferred at the option of a Trustee under an equity-based plan (the "equity-based plan") that deems the deferred amounts to be invested in shares of a Fund for later distribution to the Trustees. In addition, $25,000 of each Trustee's retainer must be deferred and is deemed invested in shares of the Trust and other Lord Abbett-sponsored funds under the equity-based plan. Of the amounts shown in the second column, the total deferred amounts for the Trustees are $873, $1,350, $4,344, $1,996, $3,968, $873, and $3,856
          respectively.

     (2) The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2004, including fees directors/trustees have chosen to defer.

The following chart provides certain information about the dollar range of equity securities beneficially owned by each Trustee in the Funds and other Lord Abbett-sponsored funds as of December 31, 2003. The amounts shown include deferred compensation to the Trustees deemed invested in fund shares. The amounts ultimately received by the Trustees under the deferred compensation plan will be directly linked to the investment performance of the funds.

                                 DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS
                                                                  AGGREGATE DOLLAR RANGE OF
                                                                 DIRECTOR OWNERSHIP IN LORD
NAME OF TRUSTEE           MICRO-CAP GROWTH    MICRO-CAP VALUE       ABBETT SPONSORED FUND
----------------------    ----------------    ---------------    --------------------------
Robert S. Dow              Over $100,000       Over $100,000            Over $100,000
E. Thayer Bigelow            $1-$10,000         $1-$10,000              Over $100,000
William H. T. Bush           $1-$10,000         $1-$10,000              Over $100,000
Robert B. Calhoun, Jr.       $1-$10,000         $1-$10,000              Over $100,000
Julie A. Hill*               $1-$10,000         $1-$10,000            $50,001-$100,000
Franklin W. Hobbs            $1-$10,000         $1-$10,000              Over $100,000
C. Alan MacDonald            $1-$10,000         $1-$10,000              Over $100,000
Thomas J. Neff               $1-$10,000         $1-$10,000              Over $100,000

----------
* Elected February 1, 2004

CODE OF ETHICS
The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Trust's Code of Ethics which complies, in substance, with Rule 17j-1 of the Act and each of the recommendations of the Investment Company Institute's Advisory Group on Personal Investing. Among other things, the Code of Ethics requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from investing in a security seven days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, prohibiting profiting on trades of the same security within 60 days and trading on material and non-public information. The Code of Ethics imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of the Advisory Group.

PROXY VOTING
The Funds have delegated proxy voting responsibilities to the Funds' investment adviser, Lord Abbett, subject to the Proxy Committee's general oversight. Lord Abbett has adopted its own proxy voting policies and procedures for this purpose. A copy of Lord Abbett's proxy voting policies and procedures is attached as Appendix B.

In addition, the Funds are required to file Form N-PX, with its complete proxy voting record for the twelve months ending June 30th, no later than August 31st of each year. The first such filing was filed by August 31, 2004, for the twelve months ended June 30, 2004. The Funds' Form N-PX filing is available on the SEC's website at www.sec.gov. Each Fund has also made this information available, without charge, on Lord Abbett's website at www.LordAbbett.com.

                                       4.
               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Each Fund is currently only being offered to partners and employees of Lord Abbett and to officers and directors or trustees of each Lord Abbett-sponsored fund (including any retired persons who formerly held such positions), and the spouses and children under the age of 21of each such employees, officer, director or trustee. As of February 2, 2004, our officers and trustees, as a group, owned 15.99% of Micro-Cap Value's outstanding Class Y shares and 8.66% of Micro-Cap Growth Fund's outstanding Class Y shares. As of February 2, 2004, the following shareholders owned 5% or more of each Fund's Class Y outstanding shares:

MICRO-CAP VALUE FUND - CLASS Y SHARES
Lord Abbett Profit Sharing Plan                                            8.71%
Robert M. Hickey
90 Hudson St.
Jersey City, NJ

Lord Abbett Profit Sharing Plan                                            5.66%
Gerard Heffernan
90 Hudson St.
Jersey City, NJ

Lord Abbett Profit Sharing Plan                                           13.90%
Jeffrey McKee
90 Hudson St.
Jersey City, NJ

MICRO-CAP VALUE GROWTH CLASS Y SHARES
Lord Abbett Profit Sharing Plan                                            6.58%
Lesley-Jane Dixon
90 Hudson St.
Jersey City, NJ

Lord Abbett Profit Sharing Plan                                           10.31%
Stephen McGruder
19 E. 80th St. Apt 17B
New York, NY 10021

                                       5.
                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER
As described under "Management" in the Prospectus, Lord Abbett is the Funds' investment adviser. The following partners of Lord Abbett are also officers of the Funds: Tracie E. Ahern, Joan A. Binstock, Daniel E. Carper, John J. DiChiaro, Sholom Dinsky, Lesley-Jane Dixon, Robert P. Fetch, Daniel H. Frascarelli, Howard E. Hansen, Paul A. Hilstad, W. Thomas Hudson, Lawrence H. Kaplan, Robert G. Morris, A. Edward Oberhaus, III, F. Thomas O'Halloran, and Eli
M. Salzmann. Robert S. Dow is the managing partner of Lord Abbett and an officer and Trustee of the Funds. The other partners of Lord Abbett are: Michael Brooks, Zane E. Brown, Patrick Browne, Milton Ezrati, Kevin P. Ferguson, Daria L. Foster, Robert I. Gerber, Michael S. Goldstein, Michael A. Grant, Gerard Heffernan, Charles Hofer, Cinda Hughes, Ellen G. Itskovitz, Richard Larsen, Jerald Lanzotti, Robert A. Lee, Maren Lindstrom, Gregory M. Macosko, Thomas Malone, Charles Massare, Jr., Paul McNamara, Robert J. Noelke, R. Mark Pennington, Walter Prahl, Michael Radziemski, Douglas B. Sieg, Richard Sieling, Michael T. Smith, Richard Smola, Diane Tornejal, Christopher J. Towle, Edward von der Linde, and Marion Zapolin. The address of each partner is 90 Hudson Street, Jersey City, NJ 07302-3973.

Under the Management Agreement between Lord Abbett and the Trust, each Fund is obligated to pay Lord Abbett a monthly fee, based on average daily net assets for each month at an annual rate of 1.50 of 1%. These fees are allocated among the separate classes based on the class' proportionate share of each Fund's average daily net assets. For the fiscal years ended October 31, 2004, 2003, and 2002, such fees amounted to $82,459, $52,559, and $48,800 for Micro-Cap Growth Fund; and $162,882, $100,462,
and $90,783 for Micro-Cap Value Fund. For the fiscal years ended October 31, 2004, 2003, and 2002, all or a portion of such fees were waived.

For the fiscal year ending October 31, 2005, Lord Abbett has contractually agreed to reimburse a portion of each Fund's expenses so that a Fund's Total Annual Operating Expenses do not exceed an aggregate annual rate of 1.85% of average daily net assets for Class Y shares.

Each Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, outside trustees' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses and shareholder reports to existing shareholders, insurance premiums, and other expenses connected with executing portfolio transactions.

COMPENSATION OF INVESTMENT MANAGERS
Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. Base salaries are assigned at a level that takes into account the investment manager's experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a multiple of base salaries, are determined after an evaluation of the investment manager's investment results. Investment results are evaluated based on an assessment of the investment manager's three- and five-year investment returns vs. both the appropriate style benchmarks and the appropriate peer group rankings. In addition to investment returns, other factors that are taken into consideration are: style consistency, dispersion among portfolios with similar objectives and the risk taken to achieve the portfolio returns. Finally, there is a component of that bonus that reflects leadership and management of the investment team. No part of the bonus payment is based on the investment manager's assets under management, the revenues generated by those assets, or the profitability of the investment manager's unit. In the case of non-partners, Lord Abbett may designate a manager's bonus payment for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five year period. Lord Abbett has taken pains to avoid creating any profit centers within the firm.

Lord Abbett provides a 401k profit-sharing plan for all eligible employees. Contributions to an investment manager's profit-sharing account are based on a percentage of the investment manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

ADMINISTRATIVE SERVICES
Pursuant to an Administrative Services Agreement with the Funds, Lord Abbett provides certain administrative services not involving the provision of investment advice to each Fund. Under the Agreement, each Fund pays Lord Abbett a monthly fee, based on average daily net assets for each month, at an annual rate of .04 of 1%. This fee is allocated among the classes of shares of each Fund based on average daily net assets.

PRINCIPAL UNDERWRITER
Lord Abbett Distributor LLC, a New York limited liability company and a subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for each Fund.

CUSTODIAN AND ACCOUNTING AGENT
State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, MO 64105, is each Fund's custodian. The custodian pays for and collects proceeds of securities bought and sold by the Funds and attends to the collection of principal and income. The custodian may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by a Fund in foreign countries and to hold cash and currencies for each Fund. In accordance with the requirements of Rule 17f-5, the Board has approved arrangements permitting each Fund's foreign assets not held by the custodian or its foreign branches to be held by certain qualified foreign banks and depositories. In addition, State Street Bank and Trust Company performs certain accounting and recordkeeping functions relating to portfolio transactions and calculates each Fund's net asset value.

TRANSFER AGENT
DST Systems, Inc. 210 W. 10th St. Kansas City, MO, 64106, acts as the transfer agent and dividend disbursing agent for each Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP, Two World Financial Center, New York, NY, 10281, is the Independent Registered Public Accounting Firm of the Funds and must be approved at least annually by the Funds' Board to continue in such capacity. Deloitte & Touche LLP performs audit services for the Funds, including the examination of financial statements included in the Funds' Annual Report to Shareholders.

                                       6.
                    BROKERAGE ALLOCATIONS AND OTHER PRACTICES

The Funds' policy is to obtain best execution on all portfolio transactions, which means that they seek to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers' services. Consistent with obtaining best execution, the Funds generally pay, as described below, a higher commission than some brokers might charge on the same transaction. Our policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, the Funds, if considered advantageous, may make a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Broker-dealers are selected on the basis of their professional capability and the value and quality of their brokerage and research services. Normally, the selection is made by traders who are employees of Lord Abbett. These traders also do the trading for other accounts -- investment companies and other investment clients -- managed by Lord Abbett. They are responsible for obtaining best execution.

In transactions on stock exchanges on the United States, commissions are negotiated, whereas on many foreign stock exchanges commissions are fixed. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. Purchases from underwriters of newly-issued securities for inclusion in the Funds' portfolio usually will include a concession paid to the underwriter by the issuer, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

We pay a commission rate that we believe is appropriate to give maximum assurance that our brokers will provide us, on a continuing basis, with the highest level of brokerage services available. While we do not always seek the lowest possible commissions on particular trades, we believe that our commission rates are in line with the rates that many other institutions pay. Our traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers, viewed in terms of either the particular transaction or the overall responsibilities of Lord Abbett with respect to us and the other accounts they manage. Such services include showing us trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, confidential treatment, promptness and reliability.

While neither Lord Abbett nor the Funds obtain third party research services from brokers executing portfolio transactions for the Funds, some of these brokers may provide proprietary research services, at least some of which are useful to Lord Abbett in their overall responsibilities with respect to us and the other accounts they manage. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, and portfolio strategy. Such services may be used by Lord Abbett in servicing all their accounts, and not all of such services will necessarily be used by Lord Abbett in connection with their management of the Funds. Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with their management of the Funds, and not all of such services will necessarily be used by Lord Abbett in connection with their advisory services to such other accounts. Lord Abbett cannot allocate research services received from brokers to any particular account, are not a substitute for Lord Abbett's services but are supplemental to its own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into their investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of proprietary research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be increased if it attempted to generate such additional information through its own staff.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.

Lord Abbett seeks to combine or "batch" purchases or sales of a particular security placed at the same time for similarly situated accounts, including the Funds, to facilitate "best execution" and to reduce other transaction costs, if relevant. Each account that participates in a particular batched order, including the Funds, will do so at the average share price for all transactions related to that order in that security on that business day. Lord Abbett generally allocates securities purchased or sold in a batched transaction among participating accounts in proportion to the size of the order placed for each account (i.e., pro-rata). Lord Abbett, however, may increase or decrease the amount of securities allocated to one or more accounts if necessary to avoid holding odd-lot or small numbers of shares in a client account. In addition, if Lord Abbett is unable to execute fully a batched transaction and determines that it would be impractical to allocate a small number of securities on a pro-rata basis among the participating accounts, Lord Abbett allocates the securities in a manner it determines to be fair to all accounts over time.

For the fiscal years ended October 31, 2004, 2003, and 2002, the Funds paid total brokerage commissions on transactions of securities to independent broker-dealers of $28,795, $33,220, and $3,578 for the Micro-Cap Growth Fund; and $21,827, $22,732 and $13,066 for the Micro-Cap Value Fund.

                                       7.
                                CLASSES OF SHARES

Each Fund offers different classes of shares to eligible purchasers. Only Class Y shares are offered in this SAI. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices. As of the date of this SAI, each Fund offers Class Y shares only to employees, partners, officers, directors or trustees of each Lord Abbett-sponsored fund and the spouses and children under the age of 21 of each such person, as well as retired persons who formerly held such positions. These are the only individuals who are eligible Purchasers with respect to Class Y shares of the Funds. Eligible Purchasers may purchase shares at the net asset value ("NAV") per share determined after we receive the purchase order submitted in proper form. In the future, Class A shares may be offered to other investors, in which case a front-end sales charge normally will be added to the NAV as described below.

All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights. Additional classes, series, or funds may be added in the future. The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series, or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interest of each class, series, or fund in the matter are substantially identical or the matter does not affect any interest of such class, series, or fund. However, the Rule exempts the selection of independent auditors, the approval of a contract with a principal underwriter and the election of trustees from the separate voting requirements.

The Trust does not hold meetings of shareholders unless one or more matters are required to be acted on by shareholders under the Act. Under the Trust's Declaration and Agreement of Trust ("Declaration") shareholder meetings may be called at any time by certain officers of the Trust or by a majority of the trustees (i) for the purpose of taking action upon any matter requiring the vote or authority of each Fund's shareholders or upon other matters deemed to be necessary or desirable or (ii) upon the written request of the holders of at least one-quarter of each Fund's outstanding shares and entitled to vote at the meeting.

SHAREHOLDER LIABILITY. Delaware law provides that the Trust's shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private for profit corporations. The courts of some states, however, may decline to apply Delaware law on this point. The Declaration contains an express disclaimer of shareholder liability for the acts, obligations, or affairs of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust. The Declaration provides for indemnification out of the Trust's property of any shareholder or former shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. Lord Abbett believes that, in view of the above, the risk of personal liability to shareholders is extremely remote.

Under the Declaration, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into, or sell and convey all or substantially all of, the assets of the Trust to one or more trusts, partnerships or corporations, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust's registration statement. In addition, the Trustees may, without shareholder vote, cause the Trust to be incorporated under Delaware law.

Derivative actions on behalf of the Trust may be brought only by shareholders owning not less than 50% of the then outstanding shares of the Trust.

                                       8.
            PURCHASES, REDEMPTIONS, PRICING, AND PAYMENTS TO DEALERS

Information concerning how we value Fund shares is contained in the Prospectus under "Purchases" and "Redemptions."

The Funds' Board has adopted policies and procedures that are designed to prevent or stop excessive trading and market timing. Please see the Prospectuses under "Purchases".

Under normal circumstances, we calculate a Fund's net asset value as of the close of the NYSE on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation. The NYSE is closed on Saturdays and Sundays and the following holidays -- New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Portfolio securities are valued at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sale price, or, if there is no sale on that day, at the last bid, or, in the case of bonds, in the over-the-counter market if that market more accurately reflects the market value of the bonds. Unlisted equity securities are valued at the last transaction price, or, if there were no transactions that day, at the mean between the last bid and asked prices. Over-the-counter fixed income securities are valued at prices supplied by independent pricing services, which reflect broker-dealer-supplied valuations and electronic data processing techniques reflecting the mean between the bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board as described in the Prospectus.

All assets and liabilities expressed in foreign currencies will be converted into United States dollars at the exchange rates of such currencies against United States dollars provided by an independent pricing service at the close of regular trading on the London Stock Exchange. If such exchange rates are not available, the rate of exchange will be determined in accordance with the policies established by the Board.

The net asset value per share for the Class Y shares will be determined by taking the net assets and dividing by the number of Class Y shares outstanding. Our Class Y shares will be offered at net asset value.

CLASS Y SHARE EXCHANGES. The Prospectus briefly describes the Telephone Exchange Privilege. You may exchange some or all of your Class Y shares for Class Y shares of any Lord Abbett-sponsored fund currently offering Class Y shares to the public. You should read the prospectus of the other fund before exchanging. In establishing a new account by exchange, shares of the fund being exchanged must have a value equal to at least the minimum initial investment required for the other fund into which the exchange is made. We reserve the right to reject or restrict any purchase order or exchange request if a Fund or Lord Abbett Distributor determines that it is in the best interest of the Fund and its shareholders. Each Fund is designed for long-term investors and is not designed to serve as a vehicle for frequent trading in response to short-term swings in the market.

REDEMPTIONS. A redemption order is in proper form when it contains all of the information and documentation required by the order form or otherwise by Lord Abbett Distributor or a Fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor. See the Prospectus for expedited redemption procedures.

The right to redeem and receive payment, as described in the Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the Securities and Exchange Commission ("SEC") deems an emergency to exist.

The Board may authorize redemption of all of the shares in any account in which there are fewer than 25 shares. Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 60 days' prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

PURCHASES THROUGH FINANCIAL INTERMEDIARIES. Each Fund and/or Lord Abbett Distributor has authorized one or more agents to receive on its behalf purchase and redemption orders. Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of a Fund or Lord Abbett Distributor. Each Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent's authorized designee, receives the order. A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares.

REVENUE SHARING AND OTHER PAYMENTS TO DEALERS AND FINANCIAL INTERMEDIARIES. As described in each Fund's prospectus, Lord Abbett or Lord Abbett Distributor, in its sole discretion, at its own expense and without cost to the Fund or shareholders, also may make payments to dealers and other firms authorized to accept orders for Fund shares (collectively, "Dealers") in connection with marketing and/or distribution support for Dealers, shareholder servicing, entertainment, training and education activities for the Dealers, their investment professionals and/or their clients or potential clients, and/or the purchase of products or services from such Dealers. Some of these payments may be referred to as revenue sharing payments. As of the date of this statement of additional information, the Dealers to whom Lord Abbett or Lord Abbett Distributor makes revenue sharing payments (not including payments for entertainment, and training and education activities for the Dealers, their investment professionals and/or their clients or potential clients) were as follows:

   A.G. Edwards & Sons, Inc.
   Advest, Inc.
   B.C. Ziegler and Company
   Bodell Overcash Anderson & Co., Inc.
   Cadaret, Grant & Co., Inc.
   Edward D. Jones & Co.
   Family Investors Company
   James I. Black & Co.
   Legg Mason Wood Walker, Inc.
   McDonald Investments Inc.
   Merrill Lynch, Pierce, Fenner & Smith Incorporated
       (and/or certain of its affiliates)
   Piper Jaffrey & Co.
   Protective Life Insurance Company
   Prudential Investment Management Services LLC
   RBC Dain Rauscher
   Raymond James & Associates, Inc.
   Raymond James Financial Services, Inc.
   Citigroup Global Markets, Inc.
   Sun Life Assurance Company of Canada
   UBS Financial Services Inc.
   Wachovia Securities, LLC

For more specific information about any revenue sharing payments made to your Dealer, investors should contact their investment professionals.

REDEMPTIONS IN KIND. Under circumstances in which it is deemed detrimental to the best interests of each Fund's shareholders to make redemption payments wholly in cash, each Fund may pay any portion of a redemption in excess of the lesser of $250,000 or 1% of a Fund's net assets by a distribution in kind of readily marketable securities in lieu of cash. Each Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

                                       9.
                              TAXATION OF THE FUNDS

Each Fund has elected, has qualified, and intends to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986 (the "Code"). Because each Fund is treated as a separate entity for federal income tax purposes, the status of each Fund as a regulated investment company is determined separately by the Internal Revenue Service. If a Fund qualifies as a regulated investment company, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders. If in any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates and when such income is distributed, such distributions will be further taxed at the shareholder level. Assuming a Fund does qualify as a regulated investment company, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year. Each Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

Each Fund intends to declare and pay as dividends each year substantially all of its net income from investments. Dividends paid by a Fund from its ordinary income or net realized short-term capital gains are taxable to you as ordinary income; however, certain qualified dividend income that a Fund receives and distributes to you is subject to a reduced tax rate of 15% (5% if you are in the 10% or 15% tax brackets) if you meet the general requirement of having held your Fund shares for more than 60 days, and you satisfy certain other requirements.

Dividends paid by a Fund from its net realized long-term capital gains are taxable to you as long-term capital gains, regardless of the length of time you have owned Fund shares. The maximum federal income tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are currently (i) the same as ordinary income tax rates for capital assets held for one year or less, and (ii) 15% (5% for taxpayers in the 10% or 15% tax brackets) for capital assets held for more than one year. You should also be aware that the benefits of the long-term capital gains and qualified dividend rates may be reduced if you are subject to the alternative minimum tax. Capital gains recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations. All dividends are taxable regardless of whether they are received in cash or reinvested in Fund shares.

A Fund's net capital losses for any year cannot be passed through to you but can be carried forward for a period of years to offset the Fund's capital gains in those years. To the extent capital gains are offset by such losses, they do not result in tax liability to a Fund and are not expected to be distributed to you as long term capital gains dividends.

Dividends paid by a Fund to corporate shareholders may qualify for the dividends received deduction to the extent they are derived from dividends paid to the Fund by domestic corporations. If you are a corporation, you must have held your Fund shares for more than 45 days to qualify for the dividends received deduction. The dividends received deduction may be limited if you incur indebtedness to acquire Fund shares, and may result in reduction to the basis of your shares in a Fund if the dividend constitutes an extraordinary dividend at the Fund level.

Distributions paid by a Fund that do not constitute dividends because they exceed the Fund's current and accumulated earnings and profits will be treated as a return of capital and reduce the tax basis of your Fund shares. To the extent that such distributions exceed the tax basis of your Fund shares, the excess amounts will be treated as gains from the sale of the shares.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November, or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed paid by a Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year. Each Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

At the time of your purchase of Fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund's portfolio or to undistributed taxable income of the Fund. Consequently, subsequent distributions by a Fund with respect to these shares from such appreciation or income may be taxable to you even if the net asset value of your shares is, as a result of the distributions, reduced below your cost for such shares and the distributions economically represent a return of a portion of your investment.

In general, if Fund shares are sold, you will recognize gain or loss equal to the difference between the amount realized on the sale and your adjusted basis in the shares. Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss.

However, if your holding period in your Fund shares is six months or less, any capital loss realized from a sale, exchange, or redemption of such shares must be treated as long-term capital loss to the extent of dividends classified as "capital gain dividends" received with respect to such shares. Losses on the sale of Fund shares are not deductible if, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, you acquire shares that are substantially identical.

If your Fund shares are redeemed by a distribution of securities, you will be taxed as if you had received cash equal to the fair market value of the securities. Consequently, you will have a fair market value basis in the securities.

Under Treasury regulations, if you are an individual and recognize a loss with respect to Fund shares of $2 million or more (if you are a corporation, $10 million or more) in any single taxable year (or greater amounts over a combination of years), you may be required to file a disclosure statement with the Internal Revenue Service.

Certain investment practices that a Fund may utilize, such as investing in options, futures, forward contracts, short sales, foreign currency, or foreign entities classified as "passive foreign investment companies" for U.S. tax purposes, may affect the amount, character, and timing of the recognition of gains and losses by the Fund. Such transactions may in turn affect the amount and character of Fund distributions to you.

A Fund may in some cases be subject to foreign withholding taxes, which would reduce the yield on its investments. It is generally expected that a Fund will not be eligible to pass through to you the ability to claim a federal income tax credit or deduction for foreign income taxes paid by the Fund.

You may be subject to a 28% withholding tax on reportable dividends, capital gain distributions, and redemptions ("backup withholding"). Generally, you will be subject to backup withholding if a Fund does not have your certified taxpayer identification number on file, or, to the Fund's knowledge, the number that you have provided is incorrect or backup withholding is applicable as a result of your previous underreporting of interest or dividend income. When establishing an account, you must certify under penalties of perjury that your taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. federal income tax rules described above. Many states allow you to exclude from your state taxable income the percentage of dividends derived from certain federal obligations, including interest on some federal agency obligations. Certain states, however, may require that a specific percentage of a Fund's income be derived from federal obligations before such dividends may be excluded from state taxable income. A Fund may invest some or all of its assets in such federal obligations. Each Fund intends to provide to you on an annual basis information to permit you to determine whether Fund dividends derived from interest on federal obligations may be excluded from state taxable income.

If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply and you should consult your tax adviser for detailed information about the tax consequences to you of owning Fund shares.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts). The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity. If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax adviser regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on dividends representing ordinary income and net short-term capital gains, and the applicability of U.S. gift and estate taxes.

Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, and local tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, exchange, or redemption of your Fund shares.

                                       10.
                                   UNDERWRITER

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, NJ 07302-3973, serves as the principal underwriter for the Funds. The Trust has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of each Fund, and to make reasonable efforts to sell Fund shares, on a continuous basis, so long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained by reasonable efforts.

                                       11.
                                   PERFORMANCE

Each Fund computes the average annual compounded rates of total return during specified periods (i) before taxes, (ii) after taxes on Fund distributions, and
(iii) after taxes on Fund distributions and redemption (or sale) of Fund shares at the end of the measurement period. Each Fund equates the initial amount invested to the ending (redeemable) value of such investment by adding one to the computed average annual total return, expressed as a percentage (i) before taxes, (ii) after taxes on Fund distributions, and (iii) after taxes on Fund distributions and redemption of Fund shares at the end of the measurement period, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars, which represents a hypothetical initial investment. The calculation assumes deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all distributions (i) without the effect of taxes, (ii) less taxes due on such Fund distributions, and (iii) less taxes due on such Fund distributions and redemption of Fund shares, on the reinvestment dates at prices calculated as stated in the Prospectus. The ending (redeemable) value is determined by assuming a complete redemption at the end of the period(s) covered by the average annual total return computation and, in the case of after taxes on Fund distributions and redemption of Fund shares, includes subtracting capital gains taxes resulting from the redemption and adjustments to take into account the tax benefit from any capital losses that may have resulted from the redemption.

In calculating total returns for Class Y shares, no sales charge is deducted from the initial investment and the total return is shown at net asset value.

Using the computation methods described above the following table indicates the average annual compounded rates of total return on an initial investment of one thousand dollars as of October 31, 2004, for each Fund's Class Y shares for one-year and the life of Fund. The after-tax returns were calculated using the highest applicable individual federal marginal tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distribution (e.g., the ordinary income rate for ordinary income distributions, the short-term capital gain rate for short-term capital gains distributions, and the long-term capital gain rate for long-term capital gains distributions). The tax rates may vary over the measurement period. Certain qualified dividends received by the Fund and distributed to you, will be subject to a reduced tax rate and not the ordinary tax rate. Potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) were disregarded, as were the effect of phaseouts of certain exemptions, deductions and credits at various income levels, and the impact of the federal alternative minimum income tax. Before-and after-tax returns are provided for Class Y shares for the Fund. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. A Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

                                    1 YEAR    5 YEARS    LIFE OF FUND
                                    ------    -------    ------------
MICRO-CAP GROWTH FUND
Class Y Shares
   Before Taxes                       9.49%      5.20%   3.21% (7/9/99)
Class Y Shares After
   Taxes on Distributions             9.49%      3.12%   1.28% (7/9/99)
Class Y Shares After Taxes
   on Distributions and Sales
   of Fund Shares                     6.17%      3.18%   1.56% (7/9/99)

MICRO-CAP VALUE FUND

Class Y Shares
   Before Taxes                      20.36%     26.21%   22.21% (5/1/2000)
Class Y Shares After
Taxes on Distributions               18.64%     23.38%   19.64% (5/1/2000)
Class Y Shares After Taxes
   on Distributions and Sales
   of Fund Shares                    14.26%     21.41%   17.96% (5/1/2000)

These figures represent past performance, and an investor should be aware that the investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Therefore, there is no assurance that past performance will be repeated in the future.

Each Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports, or sales literature. Thirty-day yield and average annual total return values are computed pursuant to formulas specified by the SEC. Each Fund may also from time to time quote distribution rates in reports to shareholders and in sales literature. In addition, each Fund may from time to time advertise or describe in sales literature its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services and/or investments for which reliable performance information is available.

                                       12.
                              FINANCIAL STATEMENTS

The financial statements incorporated herein by reference from the Lord Abbett Securities Trust - Micro-Cap Growth Fund's and Micro-Cap Value Fund's 2004 Annual Report to Shareholders have been audited by Deloitte & Touche LLP, Independent Registered Public Accounting Firm, as stated in their report, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                   APPENDIX A

                      FUND PORTFOLIO INFORMATION RECIPIENTS

The following is a list of the third parties that may receive portfolio holdings or related information under the circumstances described above under Investment Policies - Policies and Procedures Governing Disclosure of Portfolio Holdings:

                                                                             PORTFOLIO COMMENTARIES,
                                                                             FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS       ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                  (ITEM #2)*
ABN-AMRO Asset Management                                                            Monthly
ADP Retirement Services                                                              Monthly
AG Edwards                                                                           Monthly
AIG SunAmerica                                                                       Monthly
Allstate Life Insurance Company                                                      Monthly
Alpha Investment Consulting Group LLC                                                Monthly
American Express Retirement Services                                                 Monthly
American United Life Insurance Company                                               Monthly
AMG Data Services                                                                    Monthly
Amivest Capital Management                                                           Monthly
Amvescap Retirement                                                                  Monthly
AON Consulting                                                                       Monthly
Arnerich Massena & Associates, Inc.                      Monthly                     Monthly
Asset Performance Partners                               Monthly                     Monthly
Asset Strategies Portfolio Services, Inc.                                            Monthly
AXA Financial, Inc.                                                                  Monthly
Bank of America Corporation                                                          Monthly
Bank of New York                                         Monthly                     Monthly
Bank of Oklahoma                                                                     Monthly
Bank One                                                                             Monthly
Becker, Burke Associates                                 Monthly                     Monthly
Bell GlobeMedia Publishing Co.                           Monthly
Bellwether Consulting                                                                Monthly
Berthel Schutter                                         Monthly                     Monthly
Bloomberg L.P. (fixed income trading system)              Daily
Brown Brothers Harriman                                                              Monthly
Buck Consultants, Inc.                                                               Monthly
Callan Associates, Inc.                                  Monthly                     Monthly
Cambridge Associates LLC                                 Monthly                     Monthly
Cambridge Financial Services                                                         Monthly
Ceridian                                                                             Monthly
Charles Schwab & Co                                                                  Monthly
Chicago Trust Company                                                                Monthly
CIBC Oppenheimer                                                                     Monthly
Citigroup                                                 Daily
CitiStreet Retirement Services                                                       Monthly
Clark Consulting                                                                     Monthly
Columbia Funds                                                                       Monthly

                                                                             PORTFOLIO COMMENTARIES,
                                                                             FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS       ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                  (ITEM #2)*
Columbia Management Group                                                            Monthly
Columbia Trust Company                                                               Monthly
Concord Advisory Group Ltd.                              Monthly                     Monthly
Consulting Services Group, LP                                                        Monthly
Copic Financial                                                                      Monthly
CPI Qualified Plan Consultants                                                       Monthly
CRA Rogers Casey                                                                     Monthly
Curcio Webb                                              Monthly                     Monthly
D.A. Davidson                                                                        Monthly
Dahab Assoc.                                                                         Monthly
Daily Access                                                                         Monthly
Defined Contribution Advisors, Inc.                                                  Monthly
Delaware Investment Advisors                                                         Monthly
Deliotte & Touche LLP (Funds' independent                Annually                    Annually
auditors)
DeMarche Associates, Inc.                                Monthly                     Monthly
DiMeo Schneider & Associates                                                         Monthly
Disabato Associates, Inc.                                                            Monthly
Diversified Investment Advisors, Inc.                                                Monthly
EAI                                                                                  Monthly
Edward Jones & Co.                                                                   Monthly
Ennis, Knupp & Associates                                                            Monthly
Factset Research Systems Inc. (quantitative               Daily
analytics for Funds)
Federated Investments                                                                Monthly
Fidelity Capital Technology, Inc. (corporate              Daily
action tracking)
Fidelity Investments                                                                 Monthly
Fifth Third Bank                                                                     Monthly
First Mercantile Trust Co.                                                           Monthly
FleetBoston Financial Corp.                                                          Monthly
Franklin Templeton                                                                   Monthly
Freedom One Financial Group                              Monthly
Freedom One Investment Advisors                                                      Monthly
Frost Bank                                                                           Monthly
Fuji Investment Management Co., Ltd.                                                 Monthly
Fund Evaluation Group, Inc.                              Monthly                     Monthly
Goldman Sachs                                                                        Monthly
Great-West Life and Annuity Insuance Company                                         Monthly
Greenwich Associates                                                                 Monthly
Hartford Life Insurance Company                                                      Monthly
Hartland & Co.                                           Monthly                     Monthly
Hewitt Associates, LLC                                   Monthly                     Monthly
Hewitt Investment Group                                  Monthly                     Monthly
Highland Consulting Associates, Inc.                                                 Monthly
Holbien Associates, Inc.                                                             Monthly

                                                                             PORTFOLIO COMMENTARIES,
                                                                             FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS       ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                  (ITEM #2)*
Horace Mann Life Insurance Company                                                   Monthly
HSBC Bank USA N.A.                                                                   Monthly
ICMA Retirement Corp.                                                                Monthly
ING                                                                                  Monthly
Institutional Shareholder Services, Inc.                  Daily
(proxy voting administrator)
Interactive Data Corporation (pricing vendor)             Daily
Intuit                                                                               Monthly
INVESCO Retirement Services                                                          Monthly
Invesmart                                                                            Monthly
Investment Consulting Services, LLC                                                  Monthly
Inviva                                                                               Monthly
Jefferson National Life Insurance Company                                            Monthly
Jeffrey Slocum & Associates, Inc.                        Monthly                     Monthly
JP Morgan Consulting                                                                 Monthly
JP Morgan Fleming Asset Management                                                   Monthly
JP Morgan Investment Management                                                      Monthly
Kirkpatrick & Lockhart LLP (Counsel to Lord,                                         Monthly
Abbett & Co. LLC)
Legacy Strategic Asset Mgmt. Co.                                                     Monthly
Legg Mason                                                                           Monthly
Lincoln Financial                                                                    Monthly
Lipper Inc., a Reuters Company                           Monthly
LPL Financial Services                                                               Monthly
Manulife Financial / John Hancock Financial              Monthly                     Monthly
Services
Marco Consulting Group                                                               Monthly
Marquette Associates, Inc.                               Monthly                     Monthly
MassMutual Financial Group                                                           Monthly
McDonald                                                                             Monthly
Meketa Investment Group                                                              Monthly
Mellon Employee Benefit Solutions                                                    Monthly
Mellon Human Resources & Investor Solutions                                          Monthly
Mercer HR Services                                                                   Monthly
Mercer Investment Consulting                                                         Monthly
Merrill Lynch                                                                        Monthly
Merrill Lynch, Pierce, Fenner & Smith, Inc.              Monthly
MetLife                                                                              Monthly
MetLife Investors                                                                    Monthly
MFS Retirement Services, Inc.                                                        Monthly
MFS/Sun Life Financial Distributors, Inc.                                            Monthly
(MFSLF)
Midland National Life                                                                Monthly
Milliman & Robertson Inc.                                                            Monthly
Minnesota Life Insurance Company                                                     Monthly
Monroe Vos Consulting Group, Inc.                                                    Monthly

                                                                             PORTFOLIO COMMENTARIES,
                                                                             FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS       ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                  (ITEM #2)*
Morgan Keegan                                                                        Monthly
Morgan Stanley Dean Witter                                                           Monthly
MorganStanley                                                                        Monthly
Morningstar Associates, Inc. / Morningstar,     Monthly (with 1 month lag)           Monthly
Inc.
National City Bank                                                                   Monthly
Nationwide Financial                                                                 Monthly
NCCI Holdings, Inc.                                                                  Monthly
New England Pension Consultants                          Monthly                     Monthly
Newkirk Products, Inc.                                   Monthly
New York Life Investment Management                                                  Monthly
Nordstrom Pension Consulting (NPC)                                                   Monthly
NY Life Insurance Company                                                            Monthly
Oxford Associates                                                                    Monthly
Palmer & Cay Investment Services                                                     Monthly
Paul L. Nelson & Associates                                                          Monthly
Peirce Park Group                                                                    Monthly
Pension Consultants, Inc.                                                            Monthly
PFE Group                                                                            Monthly
PFM Group                                                                            Monthly
PFPC, Inc.                                                                           Monthly
Phoenix Life Insurance Company                                                       Monthly
Piper Jaffray                                                                        Monthly
PNC Advisors                                                                         Monthly
Portfolio Evaluations, Inc.                                                          Monthly
Prime, Buchholz & Associates, Inc.                                                   Monthly
Princeton Financial Systems, Inc. (portfolio              Daily
administration system)
Protective Life Corporation                                                          Monthly
Prudential Financial                                                                 Monthly
Prudential Insurance Company of America                                              Monthly
Prudential Securities, Inc.                                                          Monthly
Putnam Fiduciary Trust Company                           Monthly
Putnam Investments                                                                   Monthly
R.V. Kuhns & Associates, Inc.                                                        Monthly
Raymond James Financial, Inc.                                                        Monthly
RBC Dain Rauscher                                                                    Monthly
Reuters America, Inc.                                     Daily
Rocaton Investment Advisors, LLC                                                     Monthly
Ron Blue & Co.                                                                       Monthly
Roszel Advisors, LLC (MLIG)                                                          Monthly
Schwab Corporate Services                                Monthly
Scudder Investments                                                                  Monthly
Segal Advisors                                                                       Monthly
SEI Investment                                                                       Monthly
SG Constellation, LLC                                    Monthly

                                                                             PORTFOLIO COMMENTARIES,
                                                                             FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS       ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                  (ITEM #2)*
Shields Associates                                                                   Monthly
Smith Barney                                                                         Monthly
Spagnola-Cosack, Inc.                                                                Monthly
Standard & Poor's                                         Daily                      Monthly
Stanton Group                                                                        Monthly
State Street Bank and Trust Company (Funds'               Daily
custodian and accounting agent)
Stearne, Agee & Leach                                                                Monthly
Stephen's, Inc.                                                                      Monthly
Stifel Nicolaus                                                                      Monthly
Strategic Advisers, Inc.                                 Monthly
Strategic Insight                                        Monthly
Strategic Investment Solutions                                                       Monthly
Stratford Advisory Group, Inc.                           Monthly                     Monthly
Summit Strategies Group                                                              Monthly
T. Rowe Price Associates, Inc.                                                       Monthly
TD Asset Management                                                                  Monthly
The 401k Company                                                                     Monthly
The Carmack Group, Inc.                                                              Monthly
The MacGregor Group, Inc. (equity trading                 Daily
system)
The Managers Fund                                                                    Monthly
The Manufacturers Life Ins. Co.                          Monthly
The Vanguard Group                                                                   Monthly
Thomson Financial Research (past performance             Monthly
hypotheticals)
Towers Perrin                                                                        Monthly
Transamerica Retirement Services                                                     Monthly
Travelers Life and Annuity Company                                                   Monthly
UBS (Luxembourg) S.A.
UBS- Prime Consulting Group                                                          Monthly
UMB Bank                                                                             Monthly
Union Bank of California                                                             Monthly
US Bank                                                                              Monthly
USI Retirement                                                                       Monthly
Valic                                                                                Monthly
Victory Capital Management                                                           Monthly
Vestek Systems, Inc.                                     Monthly
Wachovia Bank                                                                        Monthly
Wall Street Source                                        Daily
Watson Wyatt Worldwide                                                               Monthly
Welch Hornsby & Welch                                                                Monthly
Wells Fargo                                                                          Monthly
William M. Mercer Consulting Inc.                                                    Monthly
Wilmer Cutler Pickering Hale and Dorr LLP                                            Monthly
(Counsel to the Independent Board of
Directors/ Trustees)
Wilshire Associates, Inc.                                                            Monthly

                                                                             PORTFOLIO COMMENTARIES,
                                                                             FACT SHEETS, PERFORMANCE
                                                    PORTFOLIO HOLDINGS       ATTRIBUTION INFORMATION
                                                        (ITEM #1)*                  (ITEM #2)*
Wurts & Associates, Inc.                                 Monthly                     Monthly
Wyatt Investment Consulting, Inc.                                                    Monthly
Yanni Partners, Inc.                                                                 Monthly

----------
 * This information is or may be provided within 15 days after the end of the period indicated below, unless otherwise noted. Many of the recipients actually receive the information on a quarterly basis, rather than on a monthly basis as noted in the chart.

                                   APPENDIX B
                                                               DECEMBER 31, 2004

                             LORD, ABBETT & CO. LLC

                      PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

     Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process. Lord Abbett's Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Director of Equity Investments, the Firm's Managing Member and its General Counsel. Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team's portfolio is voted in a timely manner in accordance with those policies. A written file memo is delivered to the proxy administrator in each case where an investment team declines to follow a recommendation of a company's management. Lord Abbett has retained Institutional Shareholder Services ("ISS") to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

     The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds' Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

     Lord Abbett is a privately-held firm, and we conduct only one business: we manage the investment portfolios of our clients. We are not part of a larger group of companies conducting diverse financial operations. We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett's proxy voting process would be limited. Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds' Proxy Committees and seek voting instructions from those Committees in accordance with the procedures described below under "Specific Procedures for Potential Conflict Situations". If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow a recommendation of ISS. If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue were not covered by those policies, we would follow the recommendation of ISS.

SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

SITUATION 1. Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.

     Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a "Fund Director Company"). If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided NOT to follow the proxy voting recommendation of ISS, then Lord Abbett shall bring that issue to the Fund's Proxy Committee for instructions on how to vote that proxy issue.

     The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund's Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

SITUATION 2. Lord Abbett has a Significant Business Relationship with a Company.

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

     Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) that have a significant business relationship with Lord Abbett (a "Relationship Firm"). A "significant business relationship" for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds' total shares for the last 12 months;
(b) a firm which is a sponsor firm with respect to Lord Abbett's Private Advisory Services business; (c) an institutional client which has an investment management agreement with Lord Abbett; (d) an institutional investor having at least $5 million in Class Y shares of the Lord Abbett Funds; and (e) a large plan 401(k) client with at least $5 million under management with Lord Abbett.

     For each proxy issue involving a Relationship Firm, Lord Abbett shall notify the Fund's Proxy Committee and shall seek voting instructions from the Fund's Proxy Committee only in those situations where Lord Abbett has proposed NOT to follow the recommendations of ISS.

                       SUMMARY OF PROXY VOTING GUIDELINES

     Lord Abbett generally votes in accordance with management's recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals. This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

ELECTION OF DIRECTORS

     Lord Abbett will generally vote in accordance with management's recommendations on the election of directors. However, votes on director nominees are made on a case-by- case basis. Factors that are considered include current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors' investment in the company. We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.

     There are some actions by directors that may result in votes being withheld. These actions include:

     1) Attending less than 75% of board and committee meetings without a valid excuse.
     2) Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.
     3) Failing to act on takeover offers where a majority of shareholders tendered their shares.
     4) Serving as inside directors and sit on an audit, compensation, stock option or nomination committee.
     5)   Failing to replace management as appropriate.

     We will generally approve proposals to elect directors annually. The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. The basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board. Although shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, a classified board tips the balance of power too much toward incumbent management at the price of potentially ignoring shareholder interests.

INCENTIVE COMPENSATION PLANS

     We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case by case basis. We use ISS for guidance on appropriate compensation ranges for various industries and company sizes. In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

     We scrutinize very closely the approval of repricing or replacing underwater stock options, taking into consideration the following:

     1) The stock's volatility, to ensure the stock price will not be back in the money over the near term.
     2)   Management's rationale for why the repricing is necessary.
     3) The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.
     4) Other factors, such as the number of participants, term of option, and the value for value exchange.

     In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans. Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies' compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

SHAREHOLDER RIGHTS

CUMULATIVE VOTING

     We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

CONFIDENTIAL VOTING

     There are both advantages and disadvantages to a confidential ballot. Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee. A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

     On balance we believe shareholder proposals regarding confidential balloting should generally be approved, unless in a specific case, countervailing arguments appear compelling.

SUPERMAJORITY VOTING

     Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

TAKEOVER ISSUES

     Votes on mergers and acquisitions must be considered on a case by case basis. The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights. It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more that 10% of the company's voting stock. Restructuring proposals will also be evaluated on a case by case basis following the same guidelines as those used for mergers.

     Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1) Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2) Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

2)   3)   Shareholder Rights Plans (so-called "Poison Pills"), usually "blank check" preferred and other classes of voting securities that can be issued without further shareholder approval. However, we look at these proposals on a case by case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals. We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

3)   4)   "Chewable Pill" provisions, are the preferred form of Shareholder
     Rights Plan. These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote. To strike a balance of power between management and the shareholder, ideally "Chewable Pill" provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

     - Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.
     -    No dead-hand or no-hand pills.
     - Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.
     - Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

SOCIAL ISSUES

     It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings. We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.